UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-02676

Fidelity School Street Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

(Address of principal executive offices)       (Zip code)

William C. Coffey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2019

Item 1.

Reports to Stockholders

Fidelity Advisor® Multi-Asset Income Fund Semi-Annual Report June 30, 2019 Includes Fidelity and Fidelity Advisor share classes

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Five Holdings as of June 30, 2019

(by issuer, excluding cash equivalents)	% of fund's net assets
U.S. Treasury Obligations	10.4
Brazilian Federative Republic	3.1
Liberty Media Corp.	2.0
DISH Network Corp.	1.7
Microsoft Corp.	1.7
18.9

Top Five Market Sectors as of June 30, 2019

% of fund's net assets
Consumer Discretionary	12.0
Financials	11.7
Industrials	10.0
Energy	9.8
Communication Services	9.8

Quality Diversification (% of fund's net assets)

As of June 30, 2019
U.S. Government and U.S. Government Agency Obligations	10.4%
BBB	2.9%
BB	11.5%
B	10.7%
CCC,CC,C	4.8%
Not Rated	4.0%
Equities	55.4%
Short-Term Investments and Net Other Assets	0.3%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of June 30, 2019*
Preferred Securities	3.2%
Corporate Bonds	20.7%
U.S. Government and U.S. Government Agency Obligations	10.4%
Foreign Government & Government Agency Obligations	3.1%
Bank Loan Obligations	6.9%
Stocks	54.4%
Other Investments	1.0%
Short-Term Investments and Net Other Assets (Liabilities)	0.3%

 * Foreign investments - 25.5%

Schedule of Investments June 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 20.7%
	Principal Amount	Value
Convertible Bonds - 7.6%
COMMUNICATION SERVICES - 3.7%
Media - 3.7%
DISH Network Corp. 3.375% 8/15/26	$1,424,000	$1,384,390
Liberty Media Corp.:
1.375% 10/15/23	914,000	1,025,915
2.25% 9/30/46	1,210,000	646,663
		3,056,968
CONSUMER DISCRETIONARY - 2.0%
Hotels, Restaurants & Leisure - 1.6%
Caesars Entertainment Corp. 5% 10/1/24	610,399	1,044,805
Sea Ltd. 2.25% 7/1/23	161,000	292,572
		1,337,377
Internet & Direct Marketing Retail - 0.4%
MercadoLibre, Inc. 2% 8/15/28 (a)	238,000	366,623
TOTAL CONSUMER DISCRETIONARY		1,704,000
HEALTH CARE - 0.7%
Life Sciences Tools & Services - 0.7%
Illumina, Inc. 0.5% 6/15/21	356,000	549,047
INFORMATION TECHNOLOGY - 1.2%
Semiconductors & Semiconductor Equipment - 1.2%
Micron Technology, Inc. 3.125% 5/1/32	159,000	612,240
ON Semiconductor Corp. 1% 12/1/20	287,000	352,578
		964,818

TOTAL CONVERTIBLE BONDS		6,274,833

Nonconvertible Bonds - 13.1%
COMMUNICATION SERVICES - 2.6%
Diversified Telecommunication Services - 1.7%
Cumulus Media New Holdings, Inc. 6.75% 7/1/26 (a)	265,000	264,338
Intelsat Luxembourg SA 8.125% 6/1/23	640,000	494,400
Sprint Capital Corp. 8.75% 3/15/32	565,000	653,988
		1,412,726
Entertainment - 0.5%
Viacom, Inc. 6.25% 2/28/57 (b)	425,000	439,875
Media - 0.4%
Altice SA 7.625% 2/15/25 (a)	285,000	268,078
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 4.908% 7/23/25	5,000	5,425
Time Warner Cable, Inc. 6.55% 5/1/37	5,000	5,772
		279,275
Wireless Telecommunication Services - 0.0%
Sprint Communications, Inc. 7% 3/1/20 (a)	25,000	25,625
TOTAL COMMUNICATION SERVICES		2,157,501
CONSUMER DISCRETIONARY - 1.0%
Diversified Consumer Services - 1.0%
Laureate Education, Inc. 8.25% 5/1/25 (a)	778,000	849,965
CONSUMER STAPLES - 2.9%
Food Products - 2.9%
CF Industries Holdings, Inc. 4.95% 6/1/43	705,000	630,975
JBS Investments II GmbH 7% 1/15/26 (a)	735,000	796,005
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc. 6.75% 2/15/28 (a)	920,000	999,350
		2,426,330
ENERGY - 2.8%
Oil, Gas & Consumable Fuels - 2.8%
California Resources Corp. 8% 12/15/22 (a)	355,000	267,581
Comstock Escrow Corp. 9.75% 8/15/26	355,000	272,463
Consolidated Energy Finance SA 6.5% 5/15/26 (a)	450,000	446,625
DCP Midstream LLC 5.85% 5/21/43 (a)(b)	505,000	473,438
MEG Energy Corp.:
6.375% 1/30/23 (a)	365,000	347,663
7% 3/31/24 (a)	515,000	489,250
Petroleos Mexicanos 6.75% 9/21/47	14,000	12,419
The Williams Companies, Inc. 5.75% 6/24/44	20,000	23,319
		2,332,758
FINANCIALS - 0.7%
Banks - 0.0%
Royal Bank of Scotland Group PLC 6% 12/19/23	30,000	32,658
Capital Markets - 0.1%
Goldman Sachs Group, Inc. 5.15% 5/22/45	30,000	34,284
Morgan Stanley 5% 11/24/25	30,000	33,193
		67,477
Consumer Finance - 0.2%
Ally Financial, Inc. 8% 11/1/31	150,000	196,500
Diversified Financial Services - 0.4%
Financial & Risk U.S. Holdings, Inc. 8.25% 11/15/26 (a)	280,000	287,980
TOTAL FINANCIALS		584,615
HEALTH CARE - 0.3%
Health Care Providers & Services - 0.3%
Community Health Systems, Inc. 6.25% 3/31/23	180,000	173,250
CVS Health Corp.:
4.1% 3/25/25	5,000	5,271
4.3% 3/25/28	4,000	4,216
4.78% 3/25/38	2,000	2,085
5.05% 3/25/48	3,000	3,191
HCA Holdings, Inc. 6.5% 2/15/20	10,000	10,230
		198,243
INDUSTRIALS - 2.3%
Aerospace & Defense - 1.0%
Bombardier, Inc. 7.5% 12/1/24 (a)	500,000	510,000
TransDigm, Inc. 7.5% 3/15/27 (a)	330,000	344,438
		854,438
Air Freight & Logistics - 0.7%
Aercap Global Aviation Trust 6.5% 6/15/45 (a)(b)	570,000	595,650
Commercial Services & Supplies - 0.3%
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (a)	240,000	237,600
Road & Rail - 0.3%
Hertz Corp. 5.5% 10/15/24 (a)	215,000	205,390
TOTAL INDUSTRIALS		1,893,078
INFORMATION TECHNOLOGY - 0.5%
Electronic Equipment & Components - 0.2%
TTM Technologies, Inc. 5.625% 10/1/25 (a)	165,000	161,330
IT Services - 0.3%
Banff Merger Sub, Inc. 9.75% 9/1/26 (a)	265,000	229,888
TOTAL INFORMATION TECHNOLOGY		391,218
REAL ESTATE - 0.0%
Equity Real Estate Investment Trusts (REITs) - 0.0%
Omega Healthcare Investors, Inc. 4.5% 4/1/27	17,000	17,769
UTILITIES - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Dolphin Subsidiary II, Inc. 7.25% 10/15/21	14,000	15,050

TOTAL NONCONVERTIBLE BONDS		10,866,527

TOTAL CORPORATE BONDS
(Cost $16,332,049)		17,141,360

U.S. Government and Government Agency Obligations - 10.4%
U.S. Treasury Inflation-Protected Obligations - 0.2%
U.S. Treasury Inflation-Indexed Bonds 0.75% 2/15/45	21,704	21,491
U.S. Treasury Inflation-Indexed Notes:
0.375% 7/15/25	$32,328	$32,680
0.625% 1/15/26	64,529	66,070

TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS		120,241

U.S. Treasury Obligations - 10.2%
U.S. Treasury Bonds:
3% 2/15/49	81,000	88,834
3.375% 11/15/48	6,685,000	7,858,001
U.S. Treasury Notes:
2% 12/31/21	99,000	99,638
2.125% 12/31/22	80,000	81,066
2.125% 3/31/24	99,000	100,605
2.625% 2/15/29	100,000	105,395
2.75% 2/28/25	110,000	115,504

TOTAL U.S. TREASURY OBLIGATIONS		8,449,043

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $7,914,911)		8,569,284

Municipal Securities - 0.0%
Illinois Gen. Oblig. Series 2003, 5.1% 6/1/33
(Cost $14,032)	15,000	15,796

Foreign Government and Government Agency Obligations - 3.1%
Brazilian Federative Republic 5.625% 2/21/47 (Cost $2,363,233)	$2,370,000	$2,529,975
	Shares	Value

Common Stocks - 52.2%
COMMUNICATION SERVICES - 3.5%
Diversified Telecommunication Services - 0.2%
Verizon Communications, Inc.	2,720	155,394
Entertainment - 0.8%
The Walt Disney Co.	4,856	678,092
Interactive Media & Services - 1.5%
Alphabet, Inc. Class A (c)	495	535,986
Facebook, Inc. Class A (c)	3,450	665,850
		1,201,836
Media - 0.4%
Comcast Corp. Class A	7,800	329,784
Wireless Telecommunication Services - 0.6%
T-Mobile U.S., Inc. (c)	6,861	508,675

TOTAL COMMUNICATION SERVICES		2,873,781

CONSUMER DISCRETIONARY - 5.4%
Hotels, Restaurants & Leisure - 0.9%
Marriott International, Inc. Class A	2,900	406,841
McDonald's Corp.	1,425	295,916
Royal Caribbean Cruises Ltd.	78	9,454
		712,211
Household Durables - 0.6%
Sony Corp. sponsored ADR	9,600	502,944
Internet & Direct Marketing Retail - 1.4%
Amazon.com, Inc. (c)	515	975,219
Pinduoduo, Inc. ADR	10,900	224,867
		1,200,086
Leisure Products - 0.6%
BRP, Inc.	13,000	464,587
Multiline Retail - 0.7%
Dollarama, Inc.	16,400	576,952
Specialty Retail - 0.7%
Lowe's Companies, Inc.	2,904	293,043
TJX Companies, Inc.	5,533	292,585
		585,628
Textiles, Apparel & Luxury Goods - 0.5%
PVH Corp.	33	3,123
Tapestry, Inc.	13,800	437,874
		440,997

TOTAL CONSUMER DISCRETIONARY		4,483,405

CONSUMER STAPLES - 6.0%
Beverages - 0.5%
Diageo PLC	156	6,714
PepsiCo, Inc.	2,953	387,227
		393,941
Food & Staples Retailing - 1.2%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	4,300	270,599
Sysco Corp.	4,000	282,880
Walmart, Inc.	4,004	442,402
		995,881
Food Products - 3.1%
Archer Daniels Midland Co.	7,600	310,080
Bunge Ltd.	11,900	662,949
Darling International, Inc. (c)	25,600	509,184
JBS SA	65,900	364,171
McCormick & Co., Inc. (non-vtg.)	27	4,185
Nestle SA sponsored ADR	4,550	470,470
The Kraft Heinz Co.	8,256	256,266
		2,577,305
Household Products - 0.7%
Colgate-Palmolive Co.	4,300	308,181
Procter & Gamble Co.	2,100	230,265
		538,446
Personal Products - 0.5%
Unilever NV:
(Certificaten Van Aandelen) (Bearer)	155	9,418
(NY Reg.)	6,850	415,932
		425,350
Tobacco - 0.0%
Altria Group, Inc.	134	6,345
Philip Morris International, Inc.	134	10,523
		16,868

TOTAL CONSUMER STAPLES		4,947,791

ENERGY - 5.7%
Oil, Gas & Consumable Fuels - 5.7%
BP PLC sponsored ADR	9,100	379,470
Cheniere Energy, Inc. (c)	7,300	499,685
Chevron Corp.	146	18,168
ConocoPhillips Co.	6,112	372,832
DHT Holdings, Inc.	125,500	741,705
Enterprise Products Partners LP	24,200	698,654
Phillips 66 Co.	78	7,296
PrairieSky Royalty Ltd.	17,400	244,481
Scorpio Tankers, Inc.	24,500	723,240
Suncor Energy, Inc.	225	7,019
Targa Resources Corp.	12,000	471,120
The Williams Companies, Inc.	20,800	583,232
Valero Energy Corp.	78	6,678
		4,753,580
FINANCIALS - 7.9%
Banks - 5.4%
Bank of America Corp.	25,828	749,012
Citigroup, Inc.	9,400	658,282
JPMorgan Chase & Co.	8,704	973,107
M&T Bank Corp.	2,794	475,176
PNC Financial Services Group, Inc.	4,750	652,080
SunTrust Banks, Inc.	6,178	388,287
U.S. Bancorp	10,200	534,480
Wells Fargo & Co.	384	18,171
		4,448,595
Capital Markets - 1.1%
BM&F BOVESPA SA	96,500	941,390
Diversified Financial Services - 0.6%
Berkshire Hathaway, Inc. Class B (c)	2,227	474,730
Insurance - 0.8%
Chubb Ltd.	4,704	692,852
Marsh & McLennan Companies, Inc.	78	7,781
MetLife, Inc.	152	7,550
		708,183

TOTAL FINANCIALS		6,572,898

HEALTH CARE - 3.9%
Biotechnology - 0.3%
Amgen, Inc.	1,532	282,317
Health Care Equipment & Supplies - 0.3%
Alcon, Inc. (c)	25	1,551
Becton, Dickinson & Co.	875	220,509
		222,060
Health Care Providers & Services - 1.0%
Cigna Corp.	24	3,781
HCA Holdings, Inc.	2,800	378,476
UnitedHealth Group, Inc.	1,662	405,545
		787,802
Pharmaceuticals - 2.3%
AstraZeneca PLC (United Kingdom)	104	8,502
Bristol-Myers Squibb Co.	6,066	275,093
Corteva, Inc.	73	2,159
Eli Lilly & Co.	5	554
Johnson & Johnson	3,775	525,782
Merck & Co., Inc.	4,300	360,555
Roche Holding AG:
(participation certificate)	41	11,529
sponsored ADR (c)	12,450	436,995
Sanofi SA sponsored ADR	7,478	323,573
		1,944,742

TOTAL HEALTH CARE		3,236,921

INDUSTRIALS - 6.1%
Aerospace & Defense - 1.8%
CAE, Inc.	11,300	303,824
General Dynamics Corp.	2,121	385,640
Northrop Grumman Corp.	1,559	503,728
The Boeing Co.	700	254,807
United Technologies Corp.	71	9,244
		1,457,243
Air Freight & Logistics - 0.5%
Deutsche Post AG	57	1,873
FedEx Corp.	2,400	394,056
		395,929
Airlines - 0.3%
Delta Air Lines, Inc.	5,100	289,425
Electrical Equipment - 0.5%
Fortive Corp.	5,200	423,904
Industrial Conglomerates - 1.5%
General Electric Co.	56,269	590,825
Honeywell International, Inc.	3,575	624,159
		1,214,984
Machinery - 1.1%
Deere & Co.	3,600	596,556
Ingersoll-Rand PLC	2,606	330,102
		926,658
Professional Services - 0.0%
Equifax, Inc.	29	3,922
Road & Rail - 0.4%
Norfolk Southern Corp.	1,865	371,750

TOTAL INDUSTRIALS		5,083,815

INFORMATION TECHNOLOGY - 6.7%
Communications Equipment - 1.5%
Cisco Systems, Inc.	14,036	768,190
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	47,600	452,200
		1,220,390
Electronic Equipment & Components - 0.5%
Corning, Inc.	12,900	428,667
IT Services - 0.0%
Amdocs Ltd.	29	1,801
Paychex, Inc.	42	3,456
		5,257
Semiconductors & Semiconductor Equipment - 1.6%
Lam Research Corp.	1,900	356,896
NXP Semiconductors NV	5,158	503,472
Qualcomm, Inc.	6,361	483,881
		1,344,249
Software - 1.7%
Microsoft Corp.	10,308	1,380,860
Technology Hardware, Storage & Peripherals - 1.4%
Apple, Inc.	5,851	1,158,030

TOTAL INFORMATION TECHNOLOGY		5,537,453

MATERIALS - 5.3%
Chemicals - 0.5%
CF Industries Holdings, Inc.	9,400	439,074
Dow, Inc. (c)	73	3,600
DowDuPont, Inc.	73	5,480
		448,154
Containers & Packaging - 0.5%
Ardagh Group SA	23,227	406,473
Metals & Mining - 3.9%
Barrick Gold Corp. (Canada)	22,000	347,249
BHP Billiton Ltd. sponsored ADR (d)	9,300	540,423
Franco-Nevada Corp.	7,400	628,086
Newmont Goldcorp Corp.	9,300	357,771
Royal Gold, Inc.	5,900	604,691
Wheaton Precious Metals Corp.	30,100	727,935
		3,206,155
Paper & Forest Products - 0.4%
Louisiana-Pacific Corp.	13,200	346,104

TOTAL MATERIALS		4,406,886

REAL ESTATE - 1.7%
Equity Real Estate Investment Trusts (REITs) - 1.7%
American Tower Corp.	99	20,241
Equinix, Inc.	615	310,138
Simon Property Group, Inc.	2,635	420,968
Weyerhaeuser Co.	23,000	605,820
		1,357,167
UTILITIES - 0.0%
Electric Utilities - 0.0%
Exelon Corp.	269	12,896
Vistra Energy Corp.	311	7,041
		19,937
Multi-Utilities - 0.0%
Ameren Corp.	124	9,314

TOTAL UTILITIES		29,251

TOTAL COMMON STOCKS
(Cost $39,407,548)		43,282,948

Convertible Preferred Stocks - 2.2%
HEALTH CARE - 0.6%
Health Care Technology - 0.6%
Change Healthcare, Inc. 6.00% (c)	8,500	472,175
INDUSTRIALS - 0.6%
Trading Companies & Distributors - 0.6%
Avantor, Inc. Series A 6.25%	8,100	533,466
UTILITIES - 1.0%
Electric Utilities - 1.0%
Vistra Energy Corp. 7.00%	8,650	798,828
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $1,741,785)		1,804,469
	Principal Amount	Value

Bank Loan Obligations - 6.9%
CONSUMER DISCRETIONARY - 3.6%
Diversified Consumer Services - 1.6%
Spin Holdco, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.851% 11/14/22 (b)(e)	1,022,268	1,000,729
WASH Multifamily Acquisition, Inc. Tranche B 1LN, term loan:
3 month U.S. LIBOR + 3.250% 5.6524% 5/14/22 (b)(e)	280,008	274,408
3 month U.S. LIBOR + 3.250% 5.6524% 5/14/22 (b)(e)	43,386	42,518
		1,317,655
Hotels, Restaurants & Leisure - 0.5%
Delta 2 SARL Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.9024% 2/1/24 (b)(e)	415,000	404,833
Internet & Direct Marketing Retail - 1.5%
Bass Pro Shops LLC. Tranche B, term loan 3 month U.S. LIBOR + 5.000% 7.4024% 9/25/24 (b)(e)	1,363,581	1,300,229

TOTAL CONSUMER DISCRETIONARY		3,022,717

ENERGY - 0.9%
Oil, Gas & Consumable Fuels - 0.9%
California Resources Corp.:
Tranche 1LN, term loan 3 month U.S. LIBOR + 10.375% 12.7774% 12/31/21 (b)(e)	435,000	440,655
Tranche B, term loan 3 month U.S. LIBOR + 4.750% 7.1524% 12/31/22 (b)(e)	320,000	305,373
		746,028
FINANCIALS - 0.5%
Diversified Financial Services - 0.5%
Financial & Risk U.S. Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.1524% 10/1/25 (b)(e)	412,925	400,149
INDUSTRIALS - 0.7%
Commercial Services & Supplies - 0.7%
Lineage Logistics Holdings, LLC. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.4024% 2/27/25 (b)(e)	591,693	585,592
INFORMATION TECHNOLOGY - 0.9%
IT Services - 0.4%
Web.com Group, Inc.:
2LN, term loan 3 month U.S. LIBOR + 7.750% 10.1606% 10/11/26 (b)(e)	178,753	175,178
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.1606% 10/11/25 (b)(e)	212,217	209,034
		384,212
Software - 0.5%
Landesk Group, Inc. term loan 3 month U.S. LIBOR + 4.250% 6.67% 1/20/24 (b)(e)	199,038	198,292
Vertafore, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.6524% 7/2/25 (b)(e)	199,000	190,956
		389,248

TOTAL INFORMATION TECHNOLOGY		773,460

MATERIALS - 0.3%
Containers & Packaging - 0.3%
Flex Acquisition Co., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.44% 12/29/23 (b)(e)	232,365	220,456
TOTAL BANK LOAN OBLIGATIONS
(Cost $5,833,385)		5,748,402
	Shares	Value

Fixed-Income Funds - 1.0%
iShares JPMorgan USD Emerging Markets Bond ETF
(Cost $780,378)	7,480	847,409
	Principal Amount	Value

Preferred Securities - 3.2%
ENERGY - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Energy Transfer Partners LP 6.25% (b)(f)	280,000	266,938
FINANCIALS - 2.6%
Banks - 2.3%
Bank of America Corp. 5.125% (b)(f)	300,000	302,337
Barclays PLC 8% (b)(f)	205,000	219,265
Citigroup, Inc. 5.9% (b)(f)	280,000	296,409
JPMorgan Chase & Co. 5.15% (b)(f)	210,000	214,680
Lloyds Bank PLC 6.75% (b)(f)	235,000	241,229
Wachovia Capital Trust III 3 month U.S. LIBOR + 0.930% 5.5698% (b)(e)(f)	590,000	591,549
		1,865,469
Capital Markets - 0.3%
Goldman Sachs Group, Inc. 5.5% (b)(f)	275,000	282,107

TOTAL FINANCIALS		2,147,576

INDUSTRIALS - 0.3%
Industrial Conglomerates - 0.3%
General Electric Co. 5% (b)(f)	270,000	259,590
TOTAL PREFERRED SECURITIES
(Cost $2,558,456)		2,674,104
	Shares	Value

Money Market Funds - 1.8%
Fidelity Cash Central Fund 2.42% (g)	1,100,813	1,101,034
Fidelity Securities Lending Cash Central Fund 2.42% (g)(h)	404,569	404,610
TOTAL MONEY MARKET FUNDS
(Cost $1,505,642)		1,505,644
TOTAL INVESTMENT IN SECURITIES - 101.5%
(Cost $78,451,419)		84,119,391
NET OTHER ASSETS (LIABILITIES) - (1.5)%		(1,204,978)
NET ASSETS - 100%		$82,914,413

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $8,166,817 or 9.8% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Non-income producing

 (d) Security or a portion of the security is on loan at period end.

 (e) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (f) Security is perpetual in nature with no stated maturity date.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$11,553
Fidelity Securities Lending Cash Central Fund	1,550
Total	$13,103

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of payments to and from borrowers of securities.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$2,873,781	$2,873,781	$--	$--
Consumer Discretionary	4,483,405	4,483,405	--	--
Consumer Staples	4,947,791	4,931,659	16,132	--
Energy	4,753,580	4,753,580	--	--
Financials	6,572,898	6,572,898	--	--
Health Care	3,709,096	3,216,890	492,206	--
Industrials	5,617,281	5,083,815	533,466	--
Information Technology	5,537,453	5,537,453	--	--
Materials	4,406,886	4,406,886	--	--
Real Estate	1,357,167	1,357,167	--	--
Utilities	828,079	29,251	798,828	--
Corporate Bonds	17,141,360	--	17,141,360	--
U.S. Government and Government Agency Obligations	8,569,284	--	8,569,284	--
Municipal Securities	15,796	--	15,796	--
Foreign Government and Government Agency Obligations	2,529,975	--	2,529,975	--
Bank Loan Obligations	5,748,402	--	5,748,402	--
Fixed-Income Funds	847,409	847,409	--	--
Preferred Securities	2,674,104	--	2,674,104	--
Money Market Funds	1,505,644	1,505,644	--	--
Total Investments in Securities:	$84,119,391	$45,599,838	$38,519,553	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	74.5%
Canada	6.0%
Brazil	4.6%
Luxembourg	2.6%
Switzerland	1.9%
Marshall Islands	1.8%
Netherlands	1.4%
Multi-National	1.2%
United Kingdom	1.1%
Others (Individually Less Than 1%)	4.9%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		June 30, 2019 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $395,148) — See accompanying schedule: Unaffiliated issuers (cost $76,945,777)	$82,613,747
Fidelity Central Funds (cost $1,505,642)	1,505,644
Total Investment in Securities (cost $78,451,419)		$84,119,391
Cash		424,784
Receivable for investments sold		2,014,248
Receivable for fund shares sold		156,736
Dividends receivable		50,987
Interest receivable		339,158
Distributions receivable from Fidelity Central Funds		1,265
Receivable from investment adviser for expense reductions		4,323
Other receivables		1,191
Total assets		87,112,083
Liabilities
Payable for investments purchased	$3,622,560
Payable for fund shares redeemed	71,101
Distributions payable	5,128
Accrued management fee	35,902
Distribution and service plan fees payable	8,072
Other affiliated payables	10,443
Other payables and accrued expenses	39,864
Collateral on securities loaned	404,600
Total liabilities		4,197,670
Net Assets		$82,914,413
Net Assets consist of:
Paid in capital		$77,532,821
Total distributable earnings (loss)		5,381,592
Net Assets		$82,914,413
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($18,398,247 ÷ 1,684,994 shares)(a)		$10.92
Maximum offering price per share (100/96.00 of $10.92)		$11.38
Class M:
Net Asset Value and redemption price per share ($8,533,980 ÷ 781,542 shares)(a)		$10.92
Maximum offering price per share (100/96.00 of $10.92)		$11.38
Class C:
Net Asset Value and offering price per share ($3,370,225 ÷ 309,053 shares)(a)		$10.91
Fidelity Multi-Asset Income Fund:
Net Asset Value, offering price and redemption price per share ($27,432,072 ÷ 2,511,104 shares)		$10.92
Class I:
Net Asset Value, offering price and redemption price per share ($25,014,030 ÷ 2,290,374 shares)		$10.92
Class Z:
Net Asset Value, offering price and redemption price per share ($165,859 ÷ 15,184 shares)		$10.92

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2019 (Unaudited)
Investment Income
Dividends		$554,730
Interest		688,192
Income from Fidelity Central Funds (including $1,550 from security lending)		13,103
Total income		1,256,025
Expenses
Management fee	$180,654
Transfer agent fees	40,928
Distribution and service plan fees	55,560
Accounting and security lending fees	16,083
Custodian fees and expenses	14,618
Independent trustees' fees and expenses	110
Registration fees	59,479
Audit	53,275
Legal	2,143
Miscellaneous	158
Total expenses before reductions	423,008
Expense reductions	(97,281)
Total expenses after reductions		325,727
Net investment income (loss)		930,298
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	931,539
Fidelity Central Funds	(14)
Foreign currency transactions	(2,519)
Total net realized gain (loss)		929,006
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	5,743,206
Fidelity Central Funds	1
Assets and liabilities in foreign currencies	(1,582)
Total change in net unrealized appreciation (depreciation)		5,741,625
Net gain (loss)		6,670,631
Net increase (decrease) in net assets resulting from operations		$7,600,929

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2019 (Unaudited)	Year ended December 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$930,298	$1,051,343
Net realized gain (loss)	929,006	(572,901)
Change in net unrealized appreciation (depreciation)	5,741,625	(2,191,825)
Net increase (decrease) in net assets resulting from operations	7,600,929	(1,713,383)
Distributions to shareholders	(919,718)	(1,284,010)
Share transactions - net increase (decrease)	23,405,204	6,963,706
Total increase (decrease) in net assets	30,086,415	3,966,313
Net Assets
Beginning of period	52,827,998	48,861,685
End of period	$82,914,413	$52,827,998

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Multi-Asset Income Fund Class A

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2019	2018	2017	2016	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$9.81	$10.41	$10.14	$9.91	$10.00
Income from Investment Operations
Net investment income (loss)B	.145	.223	.243	.438C	.097
Net realized and unrealized gain (loss)	1.108	(.558)	.348	.584	(.060)
Total from investment operations	1.253	(.335)	.591	1.022	.037
Distributions from net investment income	(.143)	(.207)D	(.210)	(.439)	(.096)
Distributions from net realized gain	–	(.058)D	(.069)	(.353)	(.031)
Tax return of capital	–	–	(.042)	–	–
Total distributions	(.143)	(.265)	(.321)	(.792)	(.127)
Net asset value, end of period	$10.92	$9.81	$10.41	$10.14	$9.91
Total ReturnE,F,G	12.83%	(3.25)%	5.94%	10.55%	.36%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.38%J	1.38%	1.38%	1.73%	2.10%J
Expenses net of fee waivers, if any	1.10%J	1.10%	1.10%	1.10%	1.10%J
Expenses net of all reductions	1.09%J	1.08%	1.09%	1.10%	1.10%J
Net investment income (loss)	2.80%J	2.19%	2.38%	4.32%C	3.10%J
Supplemental Data
Net assets, end of period (000 omitted)	$18,398	$9,513	$10,443	$9,524	$6,284
Portfolio turnover rateK	365%J	367%	299%	239%	71%L

 A For the period September 9, 2015 (commencement of operations) to December 31, 2015.

 B Calculated based on average shares outstanding during the period.

 C Net investment income per share reflects a large, non-recurring dividend which amounted to $.031 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 4.01%.

 D The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 L Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Multi-Asset Income Fund Class M

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2019	2018	2017	2016	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$9.81	$10.41	$10.14	$9.91	$10.00
Income from Investment Operations
Net investment income (loss)B	.146	.223	.243	.439C	.097
Net realized and unrealized gain (loss)	1.107	(.558)	.348	.583	(.060)
Total from investment operations	1.253	(.335)	.591	1.022	.037
Distributions from net investment income	(.143)	(.207)D	(.210)	(.439)	(.096)
Distributions from net realized gain	–	(.058)D	(.069)	(.353)	(.031)
Tax return of capital	–	–	(.042)	–	–
Total distributions	(.143)	(.265)	(.321)	(.792)	(.127)
Net asset value, end of period	$10.92	$9.81	$10.41	$10.14	$9.91
Total ReturnE,F,G	12.83%	(3.25)%	5.94%	10.55%	.36%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.44%J	1.40%	1.40%	1.75%	2.11%J
Expenses net of fee waivers, if any	1.10%J	1.10%	1.10%	1.10%	1.10%J
Expenses net of all reductions	1.09%J	1.08%	1.09%	1.10%	1.10%J
Net investment income (loss)	2.80%J	2.19%	2.38%	4.32%C	3.10%J
Supplemental Data
Net assets, end of period (000 omitted)	$8,534	$7,441	$7,511	$7,171	$5,578
Portfolio turnover rateK	365%J	367%	299%	239%	71%L

 A For the period September 9, 2015 (commencement of operations) to December 31, 2015.

 B Calculated based on average shares outstanding during the period.

 C Net investment income per share reflects a large, non-recurring dividend which amounted to $.031 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 4.01%.

 D The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 L Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Multi-Asset Income Fund Class C

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2019	2018	2017	2016	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$9.80	$10.41	$10.14	$9.91	$10.00
Income from Investment Operations
Net investment income (loss)B	.107	.147	.166	.363C	.074
Net realized and unrealized gain (loss)	1.108	(.561)	.351	.583	(.059)
Total from investment operations	1.215	(.414)	.517	.946	.015
Distributions from net investment income	(.105)	(.138)D	(.148)	(.363)	(.074)
Distributions from net realized gain	–	(.058)D	(.069)	(.353)	(.031)
Tax return of capital	–	–	(.030)	–	–
Total distributions	(.105)	(.196)	(.247)	(.716)	(.105)
Net asset value, end of period	$10.91	$9.80	$10.41	$10.14	$9.91
Total ReturnE,F,G	12.44%	(4.00)%	5.18%	9.74%	.14%
Ratios to Average Net AssetsH,I
Expenses before reductions	2.30%J	2.14%	2.14%	2.50%	2.86%J
Expenses net of fee waivers, if any	1.85%J	1.85%	1.85%	1.85%	1.85%J
Expenses net of all reductions	1.84%J	1.83%	1.84%	1.85%	1.85%J
Net investment income (loss)	2.05%J	1.44%	1.63%	3.57%C	2.35%J
Supplemental Data
Net assets, end of period (000 omitted)	$3,370	$8,003	$8,683	$7,162	$5,468
Portfolio turnover rateK	365%J	367%	299%	239%	71%L

 A For the period September 9, 2015 (commencement of operations) to December 31, 2015.

 B Calculated based on average shares outstanding during the period.

 C Net investment income per share reflects a large, non-recurring dividend which amounted to $.031 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 3.26%.

 D The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the contingent deferred sales charge.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 L Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Multi-Asset Income Fund

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$9.81	$10.00
Income from Investment Operations
Net investment income (loss)B	.158	.168
Net realized and unrealized gain (loss)	1.107	(.135)
Total from investment operations	1.265	.033
Distributions from net investment income	(.155)	(.165)C
Distributions from net realized gain	–	(.058)C
Total distributions	(.155)	(.223)
Net asset value, end of period	$10.92	$9.81
Total ReturnD,E	12.96%	.30%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.07%H	1.05%H
Expenses net of fee waivers, if any	.85%H	.85%H
Expenses net of all reductions	.84%H	.84%H
Net investment income (loss)	3.05%H	2.17%H
Supplemental Data
Net assets, end of period (000 omitted)	$27,432	$5,819
Portfolio turnover rateI	365%H	367%

 A For the period March 28, 2018 (commencement of sale of shares) to December 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Multi-Asset Income Fund Class I

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2019	2018	2017	2016	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$9.81	$10.41	$10.14	$9.92	$10.00
Income from Investment Operations
Net investment income (loss)B	.159	.249	.268	.464C	.104
Net realized and unrealized gain (loss)	1.107	(.558)	.349	.573	(.050)
Total from investment operations	1.266	(.309)	.617	1.037	.054
Distributions from net investment income	(.156)	(.233)D	(.231)	(.464)	(.103)
Distributions from net realized gain	–	(.058)D	(.069)	(.353)	(.031)
Tax return of capital	–	–	(.047)	–	–
Total distributions	(.156)	(.291)	(.347)	(.817)	(.134)
Net asset value, end of period	$10.92	$9.81	$10.41	$10.14	$9.92
Total ReturnE,F	12.96%	(3.01)%	6.20%	10.72%	.54%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.13%I	1.08%	1.10%	1.47%	1.80%I
Expenses net of fee waivers, if any	.85%I	.85%	.85%	.85%	.85%I
Expenses net of all reductions	.84%I	.83%	.84%	.85%	.85%I
Net investment income (loss)	3.05%I	2.44%	2.63%	4.57%C	3.35%I
Supplemental Data
Net assets, end of period (000 omitted)	$25,014	$21,904	$22,224	$20,092	$21,614
Portfolio turnover rateJ	365%I	367%	299%	239%	71%K

 A For the period September 9, 2015 (commencement of operations) to December 31, 2015.

 B Calculated based on average shares outstanding during the period.

 C Net investment income per share reflects a large, non-recurring dividend which amounted to $.031 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 4.26%.

 D The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Multi-Asset Income Fund Class Z

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$9.81	$10.37
Income from Investment Operations
Net investment income (loss)B	.163	.052
Net realized and unrealized gain (loss)	1.107	(.515)
Total from investment operations	1.270	(.463)
Distributions from net investment income	(.160)	(.039)C
Distributions from net realized gain	–	(.058)C
Total distributions	(.160)	(.097)
Net asset value, end of period	$10.92	$9.81
Total ReturnD,E	13.01%	(4.46)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.09%H	.89%H
Expenses net of fee waivers, if any	.76%H	.76%H
Expenses net of all reductions	.75%H	.74%H
Net investment income (loss)	3.13%H	2.04%H
Supplemental Data
Net assets, end of period (000 omitted)	$166	$148
Portfolio turnover rateI	365%H	367%

 A For the period October 2, 2018 (commencement of sale of shares) to December 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2019

1. Organization.

Fidelity Advisor Multi-Asset Income Fund (the Fund) is a fund of Fidelity School Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Fidelity Multi-Asset Income Fund, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Effective March 1, 2019, Class C shares will automatically convert to Class A shares after a holding period of ten years from the initial date of purchase, with certain exceptions.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, foreign government and government agency obligations, municipal securities, preferred securities, and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2019 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain conversion ratio adjustments, equity-debt classifications, partnerships and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$5,938,968
Gross unrealized depreciation	(631,200)
Net unrealized appreciation (depreciation)	$5,307,768
Tax cost	$78,811,623

The Fund elected to defer to its next fiscal year approximately $662,077 of capital losses recognized during the period November 1, 2018 to December 31, 2018.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $118,356,253 and $85,253,590, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .10% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .55% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$17,223	$10,966
Class M	-%	.25%	9,914	7,174
Class C	.75%	.25%	28,423	15,755
			$55,560	$33,895

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$1,829
Class M	418
Class C(a)	48
$2,295

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$10,277.15
Class M	6,162.16
Class C	3,691.13
Fidelity Multi-Asset Income Fund	9,663.14
Class I	11,094.09
Class Z	41.05
	$40,928

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Prior to April 1, 2019, FSC had a separate agreement with the Fund for administration of the security lending program, based on the number and duration of lending transactions. For the period, the total fees paid for accounting and administration of securities lending were equivalent to an annualized rate of .05%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $1,049 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $78 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, lending agents are used, including National Financial Services (NFS), an affiliate of the Fund. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of daily lending revenue, for its services as lending agent. The Fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. During the period, there were no securities loaned to NFS.

8. Expense Reductions.

The investment adviser contractually agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through April 30, 2020. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	1.10%	$16,375
Class M	1.10%	11,163
Class C	1.85%	10,172
Fidelity Multi-Asset Income Fund	.85%	13,154
Class I	.85%	25,860
Class Z	.76%	211
		$76,935

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $4,120 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $60.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $129 and a portion of class-level operating expenses as follows:

Amount
Class A	$2,869
Class M	2,124
Class C	2,373
Fidelity Multi-Asset Income Fund	2,294
Class I	6,334
Class Z	43
$16,037

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2019	Year ended December 31, 2018(a)
Distributions to shareholders
Class A	$191,460	$264,409
Class M	107,965	191,413
Class C	54,400	157,555
Fidelity Multi-Asset Income Fund	213,451	68,751
Class I	350,019	600,501
Class Z	2,423	1,381
Total	$919,718	$1,284,010

 (a) Distributions for Fidelity Multi-Asset Income Fund are for the period March 28, 2018 (commencement of sale of shares) to December 31, 2018. Distributions for Class Z are for the period October 2, 2018 (commencement of sale of shares) to December 31, 2018.

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2019	Year ended December 31, 2018(a)	Six months ended June 30, 2019	Year ended December 31, 2018(a)
Class A
Shares sold	766,699	119,686	$8,042,296	$1,223,027
Reinvestment of distributions	17,997	26,241	190,933	264,261
Shares redeemed	(69,728)	(178,964)	(729,897)	(1,790,397)
Net increase (decrease)	714,968	(33,037)	$7,503,332	$(303,109)
Class M
Shares sold	41,418	74,344	$441,522	$738,489
Reinvestment of distributions	9,848	18,263	104,216	183,865
Shares redeemed	(28,437)	(55,304)	(290,150)	(561,617)
Net increase (decrease)	22,829	37,303	$255,588	$360,737
Class C
Shares sold	74,033	57,671	$771,940	$586,512
Reinvestment of distributions	4,234	15,543	44,502	155,749
Shares redeemed	(586,126)	(90,586)	(6,102,973)	(938,179)
Net increase (decrease)	(507,859)	(17,372)	$(5,286,531)	$(195,918)
Fidelity Multi-Asset Income Fund
Shares sold	2,195,713	658,249	$23,223,088	$6,665,457
Reinvestment of distributions	18,746	6,629	199,545	65,822
Shares redeemed	(296,455)	(71,778)	(3,119,623)	(722,492)
Net increase (decrease)	1,918,004	593,100	$20,303,010	$6,008,787
Class I
Shares sold	166,586	405,246	$1,750,525	$4,092,145
Reinvestment of distributions	32,732	58,126	346,333	585,667
Shares redeemed	(141,795)	(364,622)	(1,468,626)	(3,738,778)
Net increase (decrease)	57,523	98,750	$628,232	$939,034
Class Z
Shares sold	–	14,940	$–	$153,237
Reinvestment of distributions	149	95	1,573	938
Net increase (decrease)	149	15,035	$1,573	$154,175

 (a) Share transactions for Fidelity Multi-Asset Income Fund are for the period March 28, 2018 (commencement of sale of shares) to December 31, 2018. Share transactions for Class Z are for the period October 2, 2018 (commencement of sale of shares) to December 31, 2018.

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 28% of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2019 to June 30, 2019).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2019	Ending Account Value June 30, 2019	Expenses Paid During Period-B January 1, 2019 to June 30, 2019
Class A	1.10%
Actual		$1,000.00	$1,128.30	$5.80
Hypothetical-C		$1,000.00	$1,019.34	$5.51
Class M	1.10%
Actual		$1,000.00	$1,128.30	$5.80
Hypothetical-C		$1,000.00	$1,019.34	$5.51
Class C	1.85%
Actual		$1,000.00	$1,124.40	$9.74
Hypothetical-C		$1,000.00	$1,015.62	$9.25
Fidelity Multi-Asset Income Fund	.85%
Actual		$1,000.00	$1,129.60	$4.49
Hypothetical-C		$1,000.00	$1,020.58	$4.26
Class I	.85%
Actual		$1,000.00	$1,129.60	$4.49
Hypothetical-C		$1,000.00	$1,020.58	$4.26
Class Z	.76%
Actual		$1,000.00	$1,130.10	$4.01
Hypothetical-C		$1,000.00	$1,021.03	$3.81

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

AMAI-SANN-0819
1.9865889.103

Fidelity® Global Credit Fund Semi-Annual Report June 30, 2019 Includes Fidelity and Fidelity Advisor share classes

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

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Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of June 30, 2019
United States of America	33.1%
United Kingdom	13.0%
Netherlands	8.0%
Luxembourg	5.9%
Germany	5.8%
Italy	4.3%
Switzerland	3.9%
Denmark	3.6%
Canada	2.1%
Other	20.3%

Percentages are based on country or territory of incorporation and include the effect of futures contracts, options and swaps, as applicable. Foreign currency contracts and other assets and liabilities are included within United States of America, as applicable.

Quality Diversification (% of fund's net assets)

As of June 30, 2019
U.S. Government and U.S. Government Agency Obligations	0.8%
AA	1.1%
A	2.6%
BBB	64.3%
BB and Below	24.6%
Not Rated	3.7%
Equities	0.4%
Short-Term Investments and Net Other Assets	2.5%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of June 30, 2019*,**
Corporate Bonds	72.8%
U.S. Government and Government Agency Obligations	0.8%
Nonconvertible Preferred Stocks	0.4%
Preferred Securities	19.5%
Short-Term Investments and Net Other Assets (Liabilities)	2.5%

 * Futures and Swaps - 14.2%

 ** Foreign Currency Contracts - (55.8)%

Schedule of Investments June 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 72.8%
		Principal Amount(a)	Value
Argentina - 0.9%
YPF SA 8.5% 3/23/21 (Reg. S)		$560,000	$569,450
Bailiwick of Jersey - 1.0%
Heathrow Funding Ltd. 7.125% 2/14/24	GBP	450,000	691,866
Canada - 1.4%
Cenovus Energy, Inc.:
3% 8/15/22		373,000	374,505
4.25% 4/15/27		514,000	531,533

TOTAL CANADA			906,038

Denmark - 2.9%
Danske Bank A/S:
1.375% 5/24/22 (Reg. S)	EUR	150,000	174,467
5% 1/12/22 (b)		425,000	444,441
5.375% 1/12/24 (Reg. S)		502,000	542,360
DONG Energy A/S 2.125% 5/17/27 (Reg. S)	GBP	200,000	261,397
Nykredit Realkredit A/S 4% 6/3/36 (Reg. S) (c)	EUR	400,000	479,640

TOTAL DENMARK			1,902,305

Estonia - 0.2%
Luminor Bank A/S Estonia 1.375% 10/21/22 (Reg. S)	EUR	120,000	137,725
France - 2.3%
Casino Guichard Perrachon SA 5.244% 3/9/20 (c)	EUR	200,000	223,156
Iliad SA 0.625% 11/25/21 (Reg. S)	EUR	500,000	566,503
Lagardere S.C.A.:
1.625% 6/21/24 (Reg. S)	EUR	300,000	342,077
2.75% 4/13/23 (Reg. S)	EUR	300,000	358,340

TOTAL FRANCE			1,490,076

Germany - 4.7%
alstria office REIT-AG 1.5% 11/15/27 (Reg. S)	EUR	300,000	347,017
Bayer AG:
2.375% 4/2/75 (Reg. S) (c)	EUR	450,000	510,989
3% 7/1/75 (Reg S.) (c)	EUR	100,000	115,539
Deutsche Bank AG:
1.625% 2/12/21 (Reg. S)	EUR	1,100,000	1,260,632
5% 6/24/20	EUR	700,000	822,645

TOTAL GERMANY			3,056,822

Ireland - 2.9%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
3.3% 1/23/23		500,000	504,259
4.625% 7/1/22		210,000	219,246
Allied Irish Banks PLC 4.125% 11/26/25 (Reg. S) (c)	EUR	350,000	416,767
Bank Ireland Group PLC 3.125% 9/19/27 (Reg. S) (c)	GBP	200,000	249,393
Shire Acquisitions Investments Ireland DAC 3.2% 9/23/26		500,000	504,911

TOTAL IRELAND			1,894,576

Italy - 2.7%
Banca Monte dei Paschi di Siena SpA 5.375% 1/18/28 (c)	EUR	275,000	189,576
Telecom Italia SpA 4% 4/11/24 (Reg. S)	EUR	200,000	245,498
UniCredit SpA:
4.375% 1/3/27 (Reg. S) (c)	EUR	500,000	593,452
6.572% 1/14/22 (b)		700,000	743,928

TOTAL ITALY			1,772,454

Luxembourg - 3.3%
Blackstone Property Partners Europe LP:
1.4% 7/6/22 (Reg. S)	EUR	150,000	174,493
2% 2/15/24 (Reg. S)	EUR	100,000	119,235
2.2% 7/24/25 (Reg. S)	EUR	550,000	660,256
CPI Property Group SA 1.45% 4/14/22 (Reg. S)	EUR	550,000	633,613
Millicom International Cellular SA 6.625% 10/15/26 (b)		295,000	321,423
SELP Finance SARL 1.5% 12/20/26 (Reg. S)	EUR	240,000	277,514

TOTAL LUXEMBOURG			2,186,534

Mexico - 3.5%
CEMEX S.A.B. de CV 3.125% 3/19/26 (Reg. S)	EUR	450,000	523,594
Gruma S.A.B. de CV 4.875% 12/1/24 (Reg. S)		200,000	212,500
Petroleos Mexicanos:
2.5% 11/24/22 (Reg. S)	EUR	100,000	110,157
3.625% 11/24/25 (Reg. S)	EUR	270,000	293,009
3.75% 2/21/24 (Reg. S)	EUR	1,000,000	1,131,770

TOTAL MEXICO			2,271,030

Netherlands - 3.4%
Deutsche Annington Finance BV 5% 10/2/23 (b)		314,000	330,755
Mylan NV 2.25% 11/22/24 (Reg. S)	EUR	200,000	231,377
Petrobras Global Finance BV 8.75% 5/23/26		400,000	494,040
Samvardhana Motherson Automotive Systems Group BV 1.8% 7/6/24 (Reg. S)	EUR	650,000	676,202
Teva Pharmaceutical Finance Netherlands III BV 4.5% 3/1/25	EUR	150,000	163,311
WPC Eurobond BV 2.25% 4/9/26	EUR	300,000	363,594

TOTAL NETHERLANDS			2,259,279

Portugal - 0.1%
Banco Espirito Santo SA 4% 12/31/49 (Reg. S) (d)	EUR	200,000	50,032
Spain - 0.9%
CaixaBank SA 1.75% 10/24/23 (Reg. S)	EUR	400,000	474,580
Indra Sistemas SA 3% 4/19/24 (Reg. S)	EUR	100,000	116,530

TOTAL SPAIN			591,110

Sweden - 2.6%
Heimstaden Bostad AB 1.75% 12/7/21 (Reg. S)	EUR	760,000	890,773
Samhallsbyggnadsbolaget I Norden AB 1.75% 1/14/25 (Reg. S)	EUR	710,000	820,967

TOTAL SWEDEN			1,711,740

Switzerland - 3.9%
Credit Suisse Group AG:
5.75% 9/18/25 (Reg. S) (c)	EUR	150,000	181,439
6.5% 8/8/23 (Reg. S)		1,050,000	1,155,000
UBS AG 4.75% 2/12/26 (Reg. S) (c)	EUR	1,007,000	1,220,892

TOTAL SWITZERLAND			2,557,331

Turkey - 1.0%
Turkiye Garanti Bankasi A/S:
3.375% 7/8/19 (Reg. S)	EUR	207,000	234,791
6.25% 4/20/21 (Reg. S)		440,000	446,600

TOTAL TURKEY			681,391

United Kingdom - 5.2%
Barclays PLC:
2% 2/7/28 (Reg. S) (c)	EUR	200,000	223,237
2.625% 11/11/25 (Reg. S) (c)	EUR	350,000	403,066
3.932% 5/7/25 (c)		200,000	203,451
BAT International Finance PLC 1.25% 3/13/27 (Reg. S)	EUR	150,000	168,668
CYBG PLC 3.125% 6/22/25 (Reg. S) (c)	GBP	200,000	247,473
Imperial Tobacco Finance PLC:
1.125% 8/14/23 (Reg. S)	EUR	400,000	463,839
3.375% 2/26/26 (Reg. S)	EUR	150,000	192,784
8.125% 3/15/24	GBP	500,000	806,399
John Lewis PLC 6.125% 1/21/25	GBP	136,000	193,715
Nationwide Building Society 3.622% 4/26/23 (b)(c)		200,000	203,638
Travis Perkins PLC 4.5% 9/7/23 (Reg. S)	GBP	240,000	312,688

TOTAL UNITED KINGDOM			3,418,958

United States of America - 29.9%
American Airlines, Inc. 3.75% 10/15/25		195,171	196,450
Anheuser-Busch InBev Worldwide, Inc. 4.75% 1/23/29		400,000	452,240
Ares Capital Corp. 4.25% 3/1/25		650,000	657,738
AT&T, Inc. 5.45% 3/1/47		185,000	212,306
Bank of America Corp. 3.95% 4/21/25		215,000	225,317
Bayer U.S. Finance II LLC 4.25% 12/15/25 (b)		700,000	740,215
Brandywine Operating Partnership LP 4.1% 10/1/24		160,000	166,630
Brixmor Operating Partnership LP 4.125% 6/15/26		26,000	26,866
CBRE Group, Inc. 4.875% 3/1/26		190,000	206,302
CEMEX Finance LLC 4.625% 6/15/24	EUR	250,000	298,508
Citigroup, Inc.:
4.3% 11/20/26		82,000	87,047
4.45% 9/29/27		600,000	646,569
Cleco Corporate Holdings LLC 3.743% 5/1/26		650,000	656,110
Conagra Brands, Inc. 4.6% 11/1/25		650,000	707,183
DCP Midstream LLC 4.75% 9/30/21 (b)		613,000	628,325
DDR Corp. 4.7% 6/1/27		550,000	589,430
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 5.45% 6/15/23 (b)		600,000	646,682
Discover Financial Services 3.75% 3/4/25		550,000	568,416
Dolphin Subsidiary II, Inc. 7.25% 10/15/21		185,000	198,875
Elanco Animal Health, Inc.:
4.272% 8/28/23		200,000	209,828
4.9% 8/28/28		350,000	390,701
Emera U.S. Finance LP 3.55% 6/15/26		500,000	511,567
Express Scripts Holding Co. 3.4% 3/1/27		500,000	507,098
Ford Motor Credit Co. LLC 1.514% 2/17/23	EUR	600,000	686,586
Goldman Sachs Group, Inc. 4.25% 10/21/25		527,000	558,841
Hudson Pacific Properties LP 3.95% 11/1/27		350,000	356,139
Marsh & McLennan Companies, Inc. 1.349% 9/21/26	EUR	200,000	236,627
Michael Kors U.S.A., Inc. 4% 11/1/24 (b)		212,000	214,895
Morgan Stanley:
3.95% 4/23/27		156,000	163,101
4.35% 9/8/26		200,000	214,380
5% 11/24/25		355,000	392,779
NextEra Energy Partners LP 4.25% 9/15/24 (b)		550,000	552,915
Omega Healthcare Investors, Inc. 4.95% 4/1/24		550,000	582,001
Plains All American Pipeline LP/PAA Finance Corp. 4.65% 10/15/25		400,000	425,807
Reynolds American, Inc. 4.45% 6/12/25		1,029,000	1,090,561
Sunoco Logistics Partner Operations LP 4% 10/1/27		600,000	617,862
The Williams Companies, Inc. 4.55% 6/24/24		500,000	538,449
Time Warner Cable, Inc. 4.5% 9/15/42		505,000	474,493
Toll Brothers Finance Corp. 4.875% 3/15/27		650,000	681,883
Unum Group 4% 3/15/24		755,000	787,053
Voya Financial, Inc. 3.65% 6/15/26		575,000	588,957
Westinghouse Air Brake Co. 4.4% 3/15/24		400,000	423,296
Willis Group North America, Inc. 3.6% 5/15/24		505,000	521,882

TOTAL UNITED STATES OF AMERICA			19,638,910

TOTAL NONCONVERTIBLE BONDS
(Cost $47,314,088)			47,787,627

U.S. Government and Government Agency Obligations - 0.8%
U.S. Treasury Obligations - 0.8%
U.S. Treasury Bonds 2.5% 2/15/45 (e)		13,000	12,936
U.S. Treasury Notes:
2.125% 11/30/24 (e)(f)		$400,000	$406,656
2.625% 2/15/29 (e)(f)		135,000	142,283
			561,875
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $538,434)			561,875

Foreign Government and Government Agency Obligations - 4.0%
Germany - 0.8%
German Federal Republic:
0.25% 2/15/29	EUR	$450,000	$540,633
1.25% 8/15/48	EUR	10,000	14,512

TOTAL GERMANY			555,145

Indonesia - 1.1%
Indonesian Republic 2.625% 6/14/23	EUR	580,000	711,455
Italy - 1.0%
Italian Republic 3.75% 5/1/21 (b)	EUR	550,000	665,437
United Kingdom - 1.1%
United Kingdom, Great Britain and Northern Ireland:
1.75% 9/7/37 (e)(f)	GBP	179,000	241,938
4.25% 6/7/32	GBP	10,000	17,568
4.25% 12/7/49 (e)(f)	GBP	205,000	438,308

TOTAL UNITED KINGDOM			697,814

TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $2,563,268)			2,629,851
		Shares	Value

Nonconvertible Preferred Stocks - 0.4%
United Kingdom - 0.4%
Nationwide Building Society 10.25%
(Cost $281,170)		1,350	258,665
		Principal Amount(a)	Value

Preferred Securities - 19.5%
Australia - 0.6%
QBE Insurance Group Ltd. 5.25% (Reg. S) (c)(g)		400,000	393,868
Canada - 0.7%
Bank of Nova Scotia 4.65% (c)(g)		450,000	435,094
Denmark - 0.7%
Danske Bank A/S 5.875% (Reg. S) (c)(g)	EUR	400,000	486,152
France - 1.3%
Credit Agricole Assurances SA 4.25% (Reg. S) (c)(g)	EUR	500,000	629,941
Danone SA 1.75% (Reg. S) (c)(g)	EUR	200,000	231,487

TOTAL FRANCE			861,428

Germany - 0.3%
Deutsche Bank AG 6% (Reg. S) (c)(g)	EUR	200,000	204,377
Ireland - 0.4%
Allied Irish Banks PLC 7.375% (Reg. S) (c)(g)	EUR	200,000	246,616
Italy - 0.6%
Assicurazioni Generali SpA 6.416% (c)(g)	GBP	300,000	408,659
Luxembourg - 2.6%
CPI Property Group SA 4.375% (Reg. S) (c)(g)	EUR	450,000	518,821
Grand City Properties SA 3.75% (c)(g)	EUR	1,000,000	1,217,005

TOTAL LUXEMBOURG			1,735,826

Netherlands - 4.6%
Deutsche Annington Finance BV 4% (Reg. S) (c)(g)	EUR	200,000	247,940
Stichting AK Rabobank Certificaten 6.5% (Reg. S) (g)	EUR	125,000	173,674
Volkswagen International Finance NV:
2.5%(Reg. S) (c)(g)	EUR	600,000	697,094
2.7%(Reg. S) (c)(g)	EUR	900,000	1,052,276
3.75% (c)(g)	EUR	700,000	836,032

TOTAL NETHERLANDS			3,007,016

Spain - 0.7%
Banco Bilbao Vizcaya Argentaria SA 5.875% (Reg. S) (c)(g)	EUR	400,000	470,744
Sweden - 0.8%
Samhallsbyggnadsbolaget I Norden AB 4.625% (Reg. S) (c)(g)	EUR	430,000	501,599
United Kingdom - 6.2%
Aviva PLC:
5.9021% (c)(g)	GBP	250,000	344,416
6.125% (c)(g)	GBP	1,180,000	1,687,581
Barclays Bank PLC 7.625% 11/21/22		578,000	635,999
Barclays PLC 7.125% (c)(g)	GBP	400,000	531,989
CYBG PLC 9.25% (Reg. S) (c)(g)	GBP	400,000	534,308
HSBC Holdings PLC 5.25% (c)(g)	EUR	250,000	310,681

TOTAL UNITED KINGDOM			4,044,974

TOTAL PREFERRED SECURITIES
(Cost $12,692,672)			12,796,353
		Shares	Value

Money Market Funds - 1.0%
Fidelity Cash Central Fund 2.42% (h)
(Cost $649,317)		649,189	649,318

Purchased Swaptions - 0.0%(i)
	Expiration Date	Notional Amount	Value
Put Options - 0.0%
Option with an exercise rate of 2.75% on a credit default swap with Citibank, N.A. to buy protection on the 5-Year iTraxx Europe Crossover Series 31 Index expiring June 2024, paying 5% quarterly.	8/21/19	4,900,000	$26,937
Option with an exercise rate of 3.00% on a credit default swap with Goldman Sachs Bank USA to buy protection on the 5-Year iTraxx Europe Crossover Series 31 Index expiring June 2024, paying 5% quarterly.	7/17/19	8,400,000	5,932

TOTAL PUT OPTIONS			32,869

TOTAL PURCHASED SWAPTIONS
(Cost $130,225)			32,869
TOTAL INVESTMENT IN SECURITIES - 98.5%
(Cost $64,169,174)			64,716,558
NET OTHER ASSETS (LIABILITIES) - 1.5%			959,290
NET ASSETS - 100%			$65,675,848

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Bond Index Contracts
ASX 10 Year Treasury Bond Index Contracts (Australia)	3	Sept. 2019	$302,549	$2,920	$2,920
Eurex Euro-Bund Contracts (Germany)	1	Sept. 2019	196,423	(103)	(103)
TME 10 Year Canadian Note Contracts (Canada)	13	Sept. 2019	1,418,877	6,475	6,475
TOTAL BOND INDEX CONTRACTS					9,292
Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	7	Sept. 2019	895,781	9,018	9,018
CBOT 2-Year U.S. Treasury Note Contracts (United States)	9	Sept. 2019	1,936,617	9,717	9,717
CBOT Long Term U.S. Treasury Bond Contracts (United States)	27	Sept. 2019	4,201,031	84,532	84,532
CBOT Ultra 10-Year U.S. Treasury Note Contracts (United States)	5	Sept. 2019	690,625	11,693	11,693
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	27	Sept. 2019	4,794,188	125,443	125,443
TOTAL TREASURY CONTRACTS					240,403

TOTAL PURCHASED					249,695

Sold
Bond Index Contracts
Eurex Euro-Bobl Contracts (Germany)	3	Sept. 2019	458,615	(979)	(979)
Treasury Contracts
CBOT 5-Year U.S. Treasury Note Contracts (United States)	49	Sept. 2019	5,789,656	(88,415)	(88,415)

TOTAL SOLD					(89,394)

TOTAL FUTURES CONTRACTS					$160,301

The notional amount of futures purchased as a percentage of Net Assets is 22.0%

The notional amount of futures sold as a percentage of Net Assets is 9.5%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $18,522,206.

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/(Depreciation)
CAD	31,000	USD	23,216	Goldman Sachs Bank USA	8/27/19	$483
EUR	34,000	USD	38,466	Bank of America N.A.	8/27/19	375
EUR	30,000	USD	34,331	JPMorgan Chase Bank	8/27/19	(59)
GBP	153,000	USD	192,547	State Street Bank and Trust Co.	8/27/19	2,279
USD	35,699	CAD	48,000	Bank of America N.A.	8/27/19	(997)
USD	251,998	EUR	224,000	BNP Paribas SA	8/27/19	(3,898)
USD	35,224	EUR	31,000	BNP Paribas SA	8/27/19	(191)
USD	5,186,148	EUR	4,557,000	BNP Paribas SA	8/27/19	(19,725)
USD	691,639	EUR	610,000	BNP Paribas SA	8/27/19	(5,220)
USD	76,230	EUR	67,000	BNP Paribas SA	8/27/19	(311)
USD	222,748	EUR	198,000	Bank of America N.A.	8/27/19	(3,446)
USD	240,057	EUR	210,000	Bank of America N.A.	8/27/19	155
USD	45,104	EUR	40,000	Goldman Sachs Bank USA	8/27/19	(591)
USD	104,243	EUR	92,000	JPMorgan Chase Bank	8/27/19	(857)
USD	41,763	EUR	37,000	JPMorgan Chase Bank	8/27/19	(505)
USD	72,561	EUR	64,000	Royal Bank of Canada	8/27/19	(552)
USD	10,781,455	EUR	9,514,000	State Street Bank and Trust Co.	8/27/19	(87,247)
USD	334,234	EUR	298,000	State Street Bank and Trust Co.	8/27/19	(6,199)
USD	204,731	GBP	161,000	BNP Paribas SA	8/27/19	(282)
USD	20,419	GBP	16,000	Bank of America N.A.	8/27/19	45
USD	4,321,039	GBP	3,319,000	Goldman Sachs Bank USA	8/27/19	94,717
USD	144,569	GBP	114,000	Goldman Sachs Bank USA	8/27/19	(595)
USD	275,430	GBP	216,000	Goldman Sachs Bank USA	8/27/19	382
USD	40,741	GBP	32,000	Goldman Sachs Bank USA	8/27/19	(6)
USD	2,567,023	GBP	2,016,000	Royal Bank of Canada	8/27/19	(95)
USD	42,033	GBP	33,000	State Street Bank and Trust Co.	8/27/19	12
USD	11,098,000	EUR	9,792,978	JPMorgan Chase Bank	8/30/19	(92,082)
TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						$(124,410)
					Unrealized Appreciation	98,448
					Unrealized Depreciation	(222,858)

For the period, the average contract value for forward foreign currency contracts was $27,003,300. Contract value represents contract amount in United States dollars plus or minus unrealized appreciation or depreciation, respectively

Swaps

Underlying Reference	Rating(1)	Maturity Date	Clearinghouse / Counterparty(2)	Fixed Payment Received/(Paid)	Payment Frequency	Notional Amount(3)	Value(1)	Upfront Premium Received/(Paid)(4)	Unrealized Appreciation/(Depreciation)
Credit Default Swaps
Buy Protection
5-Year iTraxx Europe Series 25 Index		Jun. 2021	ICE	(1%)	Quarterly	EUR 1,000,000	$(7,113)	$0	$(7,113)
Accor SA		Jun. 2022	Citibank, N.A.	(1%)	Quarterly	EUR 500,000	(11,106)	6,628	(4,478)
Gas Natural Capital Markets SA		Jun. 2022	BNP Paribas SA	(1%)	Quarterly	EUR 500,000	(13,679)	8,611	(5,068)
Standard Chartered PLC		Jun. 2021	Goldman Sachs Bank USA	(1%)	Quarterly	EUR 550,000	(9,841)	(21,843)	(31,684)
TOTAL BUY PROTECTION							(41,739)	(6,604)	(48,343)
Sell Protection
5-Year iTraxx Europe Senior Financial Series 25 Index	NR	Jun. 2021	ICE	1%	Quarterly	EUR 1,000,000	16,506	0	16,506

TOTAL CREDIT DEFAULT SWAPS							$(25,233)	$(6,604)	$(31,837)

 (1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

 (2) Swaps with Intercontinental Exchange (ICE) are centrally cleared over-the-counter (OTC) swaps.

 (3) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

 (4) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

Swaps

Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount	Value	Upfront Premium Received/(Paid)(4)	Unrealized Appreciation/(Depreciation)
Interest Rate Swaps
0.75%	Annual	6-month EURIBOR(3)	Semi - annual	LCH	Dec. 2029	EUR 870,000	$27,825	$0	$27,825
1.25%	Annual	6-month EURIBOR(3)	Semi - annual	LCH	Dec. 2034	EUR 1,050,000	41,416	0	41,416
1.25%	Semi - annual	6-month EURIBOR(3)	Semi - annual	LCH	Dec. 2039	EUR 370,000	7,096	0	7,096

TOTAL INTEREST RATE SWAPS							$76,337	$0	$76,337

 (1) Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

 (2) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

 (3) Represents floating rate.

For the period, the average monthly notional amount for swaps in the aggregate was $5,967,240.

Currency Abbreviations

CAD – Canadian dollar

EUR – European Monetary Unit

GBP – British pound

USD – U.S. dollar

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Amount is stated in United States dollars unless otherwise noted.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,492,654 or 8.4% of net assets.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Non-income producing - Security is in default.

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $205,945.

 (f) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $165,817.

 (g) Security is perpetual in nature with no stated maturity date.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (i) For the period, the average monthly notional amount for purchased swaptions was $9,236,305.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$9,081
Total	$9,081

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Financials	$258,665	$--	$258,665	$--
Corporate Bonds	47,787,627	--	47,787,627	--
U.S. Government and Government Agency Obligations	561,875	--	561,875	--
Foreign Government and Government Agency Obligations	2,629,851	--	2,629,851	--
Preferred Securities	12,796,353	--	12,796,353	--
Money Market Funds	649,318	649,318	--	--
Purchased Swaptions	32,869	--	32,869	--
Total Investments in Securities:	$64,716,558	$649,318	$64,067,240	$--
Derivative Instruments:
Assets
Forward Foreign Currency Contracts	$98,448	$--	$98,448	$--
Futures Contracts	249,798	249,798	--	--
Swaps	92,843	--	92,843	--
Total Assets	$441,089	$249,798	$191,291	$--
Liabilities
Forward Foreign Currency Contracts	$(222,858)	$--	$(222,858)	$--
Futures Contracts	(89,497)	(89,497)	--	--
Swaps	(41,739)	--	(41,739)	--
Total Liabilities	$(354,094)	$(89,497)	$(264,597)	$--
Total Derivative Instruments:	$86,995	$160,301	$(73,306)	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2019. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Purchased Swaptions(a)	$32,869	$0
Swaps(b)	16,506	(41,739)
Total Credit Risk	49,375	(41,739)
Foreign Exchange Risk
Forward Foreign Currency Contracts(c)	98,448	(222,858)
Total Foreign Exchange Risk	98,448	(222,858)
Interest Rate Risk
Futures Contracts(d)	249,798	(89,497)
Swaps(b)	76,337	0
Total Interest Rate Risk	326,135	(89,497)
Total Value of Derivatives	$473,958	$(354,094)

 (a) Gross value is included in the Statement of Assets and Liabilities in the investments, at value line-item.

 (b) For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items. For centrally cleared OTC swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared OTC swaps is included in receivable or payable for daily variation margin on centrally cleared OTC swaps, and the net cumulative appreciation (depreciation) for centrally cleared OTC swaps is included in distributable earnings.

 (c) Gross value is presented in the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on forward foreign currency contracts line-items.

 (d) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in distributable earnings.

The following table is a summary of the Fund's derivatives inclusive of potential netting arrangements.

Counterparty	Value of Derivative Assets	Value of Derivative Liabilities	Collateral Received(a)	Collateral Pledged(a)	Net(b)
Goldman Sachs Bank USA	$101,514	$(11,033)	$--	$--	$90,481
Centrally Cleared OTC Swaps	92,843	(7,113)	--	--	85,730
Citibank, N.A.	26,937	(11,106)	--	--	15,831
State Street Bank and Trust Co.	2,291	(93,446)	--	--	(91,155)
Bank of America N.A.	575	(4,443)	--	--	(3,868)
BNP Paribas SA	--	(43,306)	--	--	(43,306)
JPMorgan Chase Bank	--	(93,503)	--	--	(93,503)
Royal Bank of Canada	--	(647)	--	--	(647)
Exchange Traded Futures	249,798	(89,497)	--	--	160,301
Total	$473,958	$(354,094)

 (a) Reflects collateral received from or pledged to an individual counterparty, excluding any excess of initial collateral amounts.

 (b) Net represents the receivable / (payable) that would be due from / (to) the counterparty in an event of default. Netting may be allowed across transactions traded under the same legal agreement with the same legal entity. Please refer to Derivative Instruments - Risk Exposures and the Use of Derivative Instruments section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		June 30, 2019 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $63,519,857)	$64,067,240
Fidelity Central Funds (cost $649,317)	649,318
Total Investment in Securities (cost $64,169,174)		$64,716,558
Cash		29
Foreign currency held at value (cost $182,351)		182,609
Receivable for investments sold		447,180
Unrealized appreciation on forward foreign currency contracts		98,448
Receivable for fund shares sold		20,768
Dividends receivable		527
Interest receivable		560,080
Distributions receivable from Fidelity Central Funds		2,133
Receivable for daily variation margin on centrally cleared OTC swaps		9,133
Receivable from investment adviser for expense reductions		11,892
Total assets		66,049,357
Liabilities
Payable for investments purchased	$17,582
Unrealized depreciation on forward foreign currency contracts	222,858
Payable for fund shares redeemed	798
Bi-lateral OTC swaps, at value	34,626
Accrued management fee	26,837
Distribution and service plan fees payable	2,817
Payable for daily variation margin on futures contracts	10,526
Other affiliated payables	7,563
Audit fee payable	47,755
Other payables and accrued expenses	2,147
Total liabilities		373,509
Net Assets		$65,675,848
Net Assets consist of:
Paid in capital		$64,947,055
Total distributable earnings (loss)		728,793
Net Assets		$65,675,848
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($4,122,369 ÷ 435,030 shares)(a)		$9.48
Maximum offering price per share (100/96.00 of $9.48)		$9.88
Class M:
Net Asset Value and redemption price per share ($1,859,051 ÷ 196,222 shares)(a)		$9.47
Maximum offering price per share (100/96.00 of $9.47)		$9.86
Class C:
Net Asset Value and offering price per share ($1,921,728 ÷ 203,010 shares)(a)		$9.47
Global Credit:
Net Asset Value, offering price and redemption price per share ($51,890,232 ÷ 5,471,802 shares)		$9.48
Class I:
Net Asset Value, offering price and redemption price per share ($2,187,975 ÷ 230,770 shares)		$9.48
Class Z:
Net Asset Value, offering price and redemption price per share ($3,694,493 ÷ 389,543 shares)		$9.48

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2019 (Unaudited)
Investment Income
Dividends		$155,822
Interest		584,290
Income from Fidelity Central Funds		9,081
Income before foreign taxes withheld		749,193
Less foreign taxes withheld		(949)
Total income		748,244
Expenses
Management fee	$128,630
Transfer agent fees	30,002
Distribution and service plan fees	17,673
Accounting fees and expenses	12,019
Custodian fees and expenses	2,041
Independent trustees' fees and expenses	79
Registration fees	92,672
Audit	67,293
Legal	20
Miscellaneous	351
Total expenses before reductions	350,780
Expense reductions	(160,630)
Total expenses after reductions		190,150
Net investment income (loss)		558,094
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(251,139)
Fidelity Central Funds	1
Forward foreign currency contracts	380,855
Foreign currency transactions	56,176
Futures contracts	450,569
Swaps	95,114
Total net realized gain (loss)		731,576
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	2,936,872
Fidelity Central Funds	(1)
Forward foreign currency contracts	(21,612)
Assets and liabilities in foreign currencies	4,916
Futures contracts	(837)
Swaps	74,850
Total change in net unrealized appreciation (depreciation)		2,994,188
Net gain (loss)		3,725,764
Net increase (decrease) in net assets resulting from operations		$4,283,858

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2019 (Unaudited)	Year ended December 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$558,094	$1,080,166
Net realized gain (loss)	731,576	747,448
Change in net unrealized appreciation (depreciation)	2,994,188	(3,073,448)
Net increase (decrease) in net assets resulting from operations	4,283,858	(1,245,834)
Distributions to shareholders	(248,315)	(882,051)
Distributions to shareholders from tax return of capital	–	(164,576)
Total distributions	(248,315)	(1,046,627)
Share transactions - net increase (decrease)	22,135,127	(1,050,596)
Total increase (decrease) in net assets	26,170,670	(3,343,057)
Net Assets
Beginning of period	39,505,178	42,848,235
End of period	$65,675,848	$39,505,178

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Global Credit Fund Class A

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$8.70	$9.19	$8.61	$8.68	$9.38	$9.56
Income from Investment Operations
Net investment income (loss)A	.101	.214	.141	.156	.205	.199
Net realized and unrealized gain (loss)	.724	(.493)	.596	.055	(.692)	(.187)
Total from investment operations	.825	(.279)	.737	.211	(.487)	.012
Distributions from net investment income	(.045)	(.178)	–	(.175)	–	(.006)
Distributions from net realized gain	–	–	–	(.100)	–	–
Tax return of capital	–	(.033)	(.157)	(.006)	(.213)	(.186)
Total distributions	(.045)	(.211)	(.157)	(.281)	(.213)	(.192)
Net asset value, end of period	$9.48	$8.70	$9.19	$8.61	$8.68	$9.38
Total ReturnB,C,D	9.50%	(3.05)%	8.60%	2.39%	(5.24)%	.08%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.77%G	1.50%	1.63%	1.52%	1.46%	1.44%
Expenses net of fee waivers, if any	1.00%G	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%G	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	2.22%G	2.40%	1.56%	1.72%	2.26%	2.05%
Supplemental Data
Net assets, end of period (000 omitted)	$4,122	$3,830	$4,320	$4,667	$4,781	$4,770
Portfolio turnover rateH	81%G	83%	150%	105%	110%	227%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Global Credit Fund Class M

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$8.70	$9.19	$8.61	$8.68	$9.38	$9.56
Income from Investment Operations
Net investment income (loss)A	.101	.214	.141	.156	.204	.199
Net realized and unrealized gain (loss)	.714	(.494)	.596	.058	(.691)	(.187)
Total from investment operations	.815	(.280)	.737	.214	(.487)	.012
Distributions from net investment income	(.045)	(.177)	–	(.178)	–	(.006)
Distributions from net realized gain	–	–	–	(.100)	–	–
Tax return of capital	–	(.033)	(.157)	(.006)	(.213)	(.186)
Total distributions	(.045)	(.210)	(.157)	(.284)	(.213)	(.192)
Net asset value, end of period	$9.47	$8.70	$9.19	$8.61	$8.68	$9.38
Total ReturnB,C,D	9.39%	(3.06)%	8.60%	2.42%	(5.24)%	.08%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.85%G	1.58%	1.70%	1.55%	1.48%	1.46%
Expenses net of fee waivers, if any	1.00%G	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%G	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	2.22%G	2.40%	1.56%	1.72%	2.26%	2.05%
Supplemental Data
Net assets, end of period (000 omitted)	$1,859	$1,757	$2,150	$2,874	$3,037	$3,012
Portfolio turnover rateH	81%G	83%	150%	105%	110%	227%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Global Credit Fund Class C

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$8.70	$9.17	$8.60	$8.67	$9.37	$9.55
Income from Investment Operations
Net investment income (loss)A	.067	.147	.073	.088	.137	.126
Net realized and unrealized gain (loss)	.726	(.489)	.589	.056	(.690)	(.185)
Total from investment operations	.793	(.342)	.662	.144	(.553)	(.059)
Distributions from net investment income	(.023)	(.108)	–	(.110)	–	(.004)
Distributions from net realized gain	–	–	–	(.100)	–	–
Tax return of capital	–	(.020)	(.092)	(.004)	(.147)	(.117)
Total distributions	(.023)	(.128)	(.092)	(.214)	(.147)	(.121)
Net asset value, end of period	$9.47	$8.70	$9.17	$8.60	$8.67	$9.37
Total ReturnB,C,D	9.12%	(3.74)%	7.71%	1.64%	(5.94)%	(.65)%
Ratios to Average Net AssetsE,F
Expenses before reductions	2.60%G	2.31%	2.44%	2.30%	2.25%	2.22%
Expenses net of fee waivers, if any	1.75%G	1.75%	1.75%	1.75%	1.75%	1.75%
Expenses net of all reductions	1.75%G	1.75%	1.75%	1.75%	1.75%	1.75%
Net investment income (loss)	1.47%G	1.65%	.82%	.97%	1.51%	1.30%
Supplemental Data
Net assets, end of period (000 omitted)	$1,922	$2,290	$2,552	$3,514	$3,541	$4,340
Portfolio turnover rateH	81%G	83%	150%	105%	110%	227%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Global Credit Fund

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$8.70	$9.19	$8.61	$8.68	$9.38	$9.56
Income from Investment Operations
Net investment income (loss)A	.112	.237	.164	.179	.227	.223
Net realized and unrealized gain (loss)	.719	(.495)	.598	.055	(.691)	(.188)
Total from investment operations	.831	(.258)	.762	.234	(.464)	.035
Distributions from net investment income	(.051)	(.196)	–	(.197)	–	(.007)
Distributions from net realized gain	–	–	–	(.100)	–	–
Tax return of capital	–	(.036)	(.182)	(.007)	(.236)	(.208)
Total distributions	(.051)	(.232)	(.182)	(.304)	(.236)	(.215)
Net asset value, end of period	$9.48	$8.70	$9.19	$8.61	$8.68	$9.38
Total ReturnB,C	9.57%	(2.82)%	8.90%	2.65%	(5.00)%	.32%
Ratios to Average Net AssetsD,E
Expenses before reductions	1.42%F	1.18%	1.30%	1.14%	1.09%	1.09%
Expenses net of fee waivers, if any	.75%F	.75%	.75%	.75%	.75%	.75%
Expenses net of all reductions	.75%F	.75%	.75%	.75%	.75%	.75%
Net investment income (loss)	2.47%F	2.65%	1.82%	1.97%	2.51%	2.30%
Supplemental Data
Net assets, end of period (000 omitted)	$51,890	$30,263	$32,493	$41,569	$44,497	$46,242
Portfolio turnover rateG	81%F	83%	150%	105%	110%	227%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Global Credit Fund Class I

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$8.70	$9.19	$8.61	$8.68	$9.38	$9.56
Income from Investment Operations
Net investment income (loss)A	.112	.237	.163	.179	.226	.223
Net realized and unrealized gain (loss)	.719	(.495)	.599	.055	(.690)	(.188)
Total from investment operations	.831	(.258)	.762	.234	(.464)	.035
Distributions from net investment income	(.051)	(.196)	–	(.197)	–	(.007)
Distributions from net realized gain	–	–	–	(.100)	–	–
Tax return of capital	–	(.036)	(.182)	(.007)	(.236)	(.208)
Total distributions	(.051)	(.232)	(.182)	(.304)	(.236)	(.215)
Net asset value, end of period	$9.48	$8.70	$9.19	$8.61	$8.68	$9.38
Total ReturnB,C	9.57%	(2.82)%	8.90%	2.65%	(5.00)%	.32%
Ratios to Average Net AssetsD,E
Expenses before reductions	1.30%F	1.14%	1.30%	1.16%	1.14%	1.15%
Expenses net of fee waivers, if any	.75%F	.75%	.75%	.75%	.75%	.75%
Expenses net of all reductions	.75%F	.75%	.75%	.75%	.75%	.75%
Net investment income (loss)	2.47%F	2.65%	1.81%	1.97%	2.51%	2.30%
Supplemental Data
Net assets, end of period (000 omitted)	$2,188	$1,265	$1,333	$2,415	$2,932	$2,718
Portfolio turnover rateG	81%F	83%	150%	105%	110%	227%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Global Credit Fund Class Z

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$8.70	$8.92
Income from Investment Operations
Net investment income (loss)B	.116	.065
Net realized and unrealized gain (loss)	.715	(.164)
Total from investment operations	.831	(.099)
Distributions from net investment income	(.051)	(.102)
Tax return of capital	–	(.019)
Total distributions	(.051)	(.121)
Net asset value, end of period	$9.48	$8.70
Total ReturnC,D	9.57%	(1.11)%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.37%G	.95%G
Expenses net of fee waivers, if any	.66%G	.66%G
Expenses net of all reductions	.66%G	.66%G
Net investment income (loss)	2.56%G	2.97%G
Supplemental Data
Net assets, end of period (000 omitted)	$3,694	$100
Portfolio turnover rateH	81%G	83%

 A For the period October 2, 2018 (commencement of sale of shares) to December 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2019

1. Organization.

Fidelity Global Credit Fund (the Fund) is a fund of Fidelity School Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Global Credit, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Effective March 1, 2019, Class C shares will automatically convert to Class A shares after a holding period of ten years from the initial date of purchase, with certain exceptions.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

The U.S. dollar value of foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using vendor or broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2019 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swaps, foreign currency transactions, market discount, tax return of capital distribution, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

For the period ending December 31, 2018, the Fund's distributions exceeded the aggregate amount of taxable income and net realized gains resulting in a return of capital for tax purposes. This was due to reductions in taxable income available for distribution after certain distributions had been made.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,862,626
Gross unrealized depreciation	(1,259,433)
Net unrealized appreciation (depreciation)	$603,193
Tax cost	$64,193,756

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(100,633)
Long-term	(1,056,043)
Total capital loss carryforward	$(1,156,676)

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts, forward foreign currency contracts, options and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as forward foreign currency contracts, options and bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse. A summary of the Fund's derivatives inclusive of potential netting arrangements is presented at the end of the Schedule of Investments.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Purchased Options	$(77,315)	$(98,600)
Swaps	(30,244)	17,193
Total Credit Risk	(107,559)	(81,407)
Foreign Exchange Risk
Forward Foreign Currency Contracts	380,855	(21,612)
Total Foreign Exchange Risk	380,855	(21,612)
Interest Rate Risk
Futures Contracts	450,569	(837)
Swaps	125,358	57,657
Total Interest Rate Risk	575,927	56,820
Totals	$849,223	$(46,199)

A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Forward Foreign Currency Contracts. Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. The Fund used forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Forward foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. When the contract is closed, the Fund realizes a gain or loss equal to the difference between the closing value and the value at the time it was opened. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on forward foreign currency contracts during the period is presented in the Statement of Operations.

Any open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. The Fund uses OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to potential credit events.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin on centrally cleared OTC swaps in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

For both bi-lateral and centrally cleared OTC swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps".

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $39,662,360 and $18,183,382, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .10% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .55% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$4,915	$918
Class M	-%	.25%	2,257	846
Class C	.75%	.25%	10,501	3,333
			$17,673	$5,097

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares,.75% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$1,102
Class M	50
Class C(a)	23
$1,175

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$3,743.19
Class M	2,406.27
Class C	2,660.25
Global Credit	20,002.12
Class I	534.07
Class Z	657.05
	$30,002

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month. For the period, the fees were equivalent to an annualized rate of .05%.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $59 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Expense Reductions.

The investment adviser contractually agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through April 30, 2020. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	1.00%	$13,666
Class M	1.00%	6,945
Class C	1.75%	8,011
Global Credit	.75%	103,899
Class I	.75%	3,512
Class Z	.66%	8,461
		$144,494

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $99 and a portion of class-level operating expenses as follows:

Amount
Class A	$1,432
Class M	679
Class C	886
Global Credit	11,746
Class I	441
Class Z	853
$16,037

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2019	Year ended December 31, 2018(a)
Distributions to shareholders
Class A	$19,573	$80,759
Class M	8,976	37,547
Class C	4,649	28,370
Global Credit	187,978	705,880
Class I	6,882	28,343
Class Z	20,257	1,152
Total	$248,315	$882,051
Tax return of capital
Class A	$–	$15,068
Class M	–	7,006
Class C	–	5,293
Global Credit	–	131,706
Class I	–	5,288
Class Z	–	215
Total	$–	$164,576

 (a) Distributions for Class Z are for the period October 2, 2018 (commencement of sale of shares) to December 31, 2018.

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2019	Year ended December 31, 2018(a)	Six months ended June 30, 2019	Year ended December 31, 2018(a)
Class A
Shares sold	37,710	40,118	$345,576	$360,692
Reinvestment of distributions	2,139	10,803	19,509	95,375
Shares redeemed	(44,919)	(80,872)	(405,555)	(722,084)
Net increase (decrease)	(5,070)	(29,951)	$(40,470)	$(266,017)
Class M
Shares sold	3,667	15,128	$33,008	$135,904
Reinvestment of distributions	978	5,039	8,923	44,483
Shares redeemed	(10,374)	(52,325)	(93,762)	(467,585)
Net increase (decrease)	(5,729)	(32,158)	$(51,831)	$(287,198)
Class C
Shares sold	6,251	39,154	$55,938	$347,788
Reinvestment of distributions	509	3,812	4,649	33,647
Shares redeemed	(66,813)	(58,062)	(610,093)	(518,694)
Net increase (decrease)	(60,053)	(15,096)	$(549,506)	$(137,259)
Global Credit
Shares sold	2,417,882	1,077,080	$22,400,799	$9,666,484
Reinvestment of distributions	20,038	92,424	182,750	815,929
Shares redeemed	(443,077)	(1,228,512)	(3,991,632)	(10,947,198)
Net increase (decrease)	1,994,843	(59,008)	$18,591,917	$(464,785)
Class I
Shares sold	99,802	18,185	$922,950	$163,537
Reinvestment of distributions	708	3,471	6,457	30,633
Shares redeemed	(15,105)	(21,415)	(134,076)	(191,675)
Net increase (decrease)	85,405	241	$795,331	$2,495
Class Z
Shares sold	395,158	11,302	$3,548,290	$100,801
Reinvestment of distributions	1,148	157	10,467	1,367
Shares redeemed	(18,222)	–	(169,071)	–
Net increase (decrease)	378,084	11,459	$3,389,686	$102,168

 (a) Share transactions for Class Z are for the period October 2, 2018 (commencement of sale of shares) to December 31, 2018

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 17% of the total outstanding shares of the Fund. Mutual funds managed by the investment adviser or its affiliates were the owners of record, in the aggregate, of approximately 23% of the total outstanding shares of the Fund.

12. Risks of Investing in European Countries.

The recent global financial crisis has created uncertainty surrounding the sovereign debt of many European countries. If there is a default or debt restructuring by any European country, or if one or more countries leave the European Monetary Union or the European Monetary Union dissolves, there may be wide-ranging effects on global markets. Such events could significantly affect the value or liquidity of the Fund's investments in the region or with exposure to the region.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2019 to June 30, 2019).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2019	Ending Account Value June 30, 2019	Expenses Paid During Period-B January 1, 2019 to June 30, 2019
Class A	1.00%
Actual		$1,000.00	$1,095.00	$5.19
Hypothetical-C		$1,000.00	$1,019.84	$5.01
Class M	1.00%
Actual		$1,000.00	$1,093.90	$5.19
Hypothetical-C		$1,000.00	$1,019.84	$5.01
Class C	1.75%
Actual		$1,000.00	$1,091.20	$9.07
Hypothetical-C		$1,000.00	$1,016.12	$8.75
Global Credit	.75%
Actual		$1,000.00	$1,095.70	$3.90
Hypothetical-C		$1,000.00	$1,021.08	$3.76
Class I	.75%
Actual		$1,000.00	$1,095.70	$3.90
Hypothetical-C		$1,000.00	$1,021.08	$3.76
Class Z	.66%
Actual		$1,000.00	$1,095.70	$3.43
Hypothetical-C		$1,000.00	$1,021.52	$3.31

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

GLB-SANN-0819
1.939064.107

Fidelity® Intermediate Municipal Income Fund Semi-Annual Report June 30, 2019 Includes Fidelity and Fidelity Advisor share classes

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Five States as of June 30, 2019

% of fund's net assets
Texas	16.1
Illinois	15.3
Florida	11.5
New York	4.7
Pennsylvania	3.9

Top Five Sectors as of June 30, 2019

% of fund's net assets
General Obligations	36.4
Health Care	17.5
Transportation	15.4
Electric Utilities	7.2
Escrowed/Pre-Refunded	4.9

Quality Diversification (% of fund's net assets)

As of June 30, 2019
AAA	6.9%
AA,A	70.9%
BBB	12.8%
BB and Below	1.4%
Not Rated	4.0%
Short-Term Investments and Net Other Assets	4.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Schedule of Investments June 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 95.8%
	Principal Amount (000s)	Value (000s)
Alabama - 0.9%
Jefferson County Gen. Oblig. Series 2018 B, 5% 4/1/21	5,630	5,974
Mobile County Board of School Commissioners Series 2016 B:
5% 3/1/29	$5,875	$6,855
5% 3/1/30	6,125	7,111
5% 3/1/31	6,135	7,088
5% 3/1/32	4,930	5,663
5% 3/1/33	7,165	8,210
Mobile Indl. Dev. Board Poll. Cont. Rev. Bonds Series 2009 E, 1.85%, tender 3/24/20 (a)	7,355	7,365
Montgomery Med. Clinic Facilities:
5% 3/1/26	1,940	2,257
5% 3/1/27	3,915	4,527
5% 3/1/28	4,225	4,865
5% 3/1/29	3,465	3,971
5% 3/1/30	4,180	4,762

TOTAL ALABAMA		68,648

Alaska - 0.3%
Alaska Gen. Oblig. Series 2016 A, 5% 8/1/33	7,235	8,454
Alaska Int'l. Arpts. Revs. Series 2016 B, 5% 10/1/33	7,575	8,759
North Slope Borough Gen. Oblig. Series 2017 A, 5% 6/30/21 (Pre-Refunded to 6/30/20 @ 100)	1,695	1,758

TOTAL ALASKA		18,971

Arizona - 3.9%
Arizona Ctfs. of Prtn.:
Series 2010 A, 5.25% 10/1/20 (FSA Insured)	6,500	6,563
Series 2019 A:
5% 10/1/20 (b)	3,515	3,672
5% 10/1/21 (b)	3,090	3,338
5% 10/1/22 (b)	3,290	3,663
5% 10/1/23 (b)	4,320	4,955
Arizona State Lottery Rev. Series 2019, 5% 7/1/24 (b)	4,000	4,640
Chandler Indl. Dev. Auth. Indl. Dev. Rev. Bonds (Intel Corp. Proj.) Series 2019, 5%, tender 6/3/24 (a)(c)	36,345	41,700
Glendale Gen. Oblig.:
Series 2015, 4% 7/1/21 (FSA Insured)	2,145	2,258
Series 2017:
5% 7/1/23	3,570	4,061
5% 7/1/25	3,250	3,891
5% 7/1/28	1,465	1,814
5% 7/1/32	2,915	3,524
Glendale Sr. Excise Tax Rev. Series 2015 A:
5% 7/1/27	7,770	9,249
5% 7/1/28	7,255	8,618
5% 7/1/29	7,905	9,350
Glendale Trans. Excise Tax Rev.:
5% 7/1/24 (FSA Insured)	1,765	2,067
5% 7/1/25 (FSA Insured)	2,065	2,475
5% 7/1/26 (FSA Insured)	3,565	4,241
Maricopa County Indl. Dev. Auth. Bonds Series 2019 B, 5%, tender 9/1/24 (a)	10,690	12,350
Maricopa County Indl. Dev. Auth. Sr. Living Facilities Series 2016:
5.75% 1/1/36 (d)	800	839
6% 1/1/48 (d)	4,910	5,130
Maricopa County Rev.:
Bonds:
Series 2019 D, 5%, tender 5/15/26 (a)	12,495	15,122
Series B, 5%, tender 10/18/22 (a)	14,370	15,968
Series C, 5%, tender 10/18/24 (a)	9,710	11,342
Series 2016 A:
4% 1/1/24	6,310	6,993
5% 1/1/22	2,430	2,643
5% 1/1/23	4,855	5,440
5% 1/1/24	1,990	2,292
5% 1/1/25	7,560	8,925
McAllister Academic Village LLC Rev. (Arizona State Univ. Hassayampa Academic Village Proj.) Series 2016, 5% 7/1/21	1,735	1,862
Phoenix Civic Impt. Board Arpt. Rev. Series 2017 A:
5% 7/1/27 (c)	2,185	2,692
5% 7/1/28 (c)	3,085	3,778
5% 7/1/42 (c)	2,210	2,575
Phoenix Civic Impt. Corp. Excise Tax Rev.:
Series 2011 A, 5% 7/1/20	1,020	1,058
Series 2011 C, 5% 7/1/21	970	1,041
Phoenix Indl. Solid Waste Disp. Rev. Bonds (Republic Svc., Inc. Proj.) Series 2013, 1.9%, tender 8/1/19 (a)(c)	39,500	39,511
Pima County Swr. Sys. Rev.:
Series 2011 B:
5% 7/1/20	2,090	2,167
5% 7/1/25 (Pre-Refunded to 7/1/21 @ 100)	1,940	2,081
Series 2012 A:
5% 7/1/22	485	537
5% 7/1/23	1,070	1,185
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Series 2017 A, 5% 1/1/33	4,955	6,144
Tempe Indl. Dev. Auth. Rev.:
(Mirabella At ASU, Inc. Proj.) Series 2017 A:
6.125% 10/1/47 (d)	490	554
6.125% 10/1/52 (d)	490	552
(Mirabella At Asu, Inc. Proj.) Series 2017 B, 4% 10/1/23 (d)	7,475	7,556
(Mirabella At ASU, Inc. Proj.) Series 2017 B, 6% 10/1/37 (d)	250	285

TOTAL ARIZONA		280,701

Arkansas - 0.0%
Little Rock School District Series 2017, 3% 2/1/22	3,070	3,178
California - 3.1%
ABAG Fin. Auth. for Nonprofit Corps. Rev. (Sharp HealthCare Proj.) Series 2009 B, 6.25% 8/1/39 (Pre-Refunded to 8/1/19 @ 100)	1,650	1,657
Alameda Corridor Trans. Auth. Rev. Series 2013 A, 5% 10/1/23	2,100	2,424
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Bonds:
Series A, 2.95%, tender 4/1/26 (a)	8,590	9,237
Series B, 2.85%, tender 4/1/25 (a)	7,020	7,461
Series C, 2.1%, tender 4/1/22 (a)	6,555	6,642
California Dept. of Wtr. Resources Series AI:
5% 12/1/25	2,130	2,326
5% 12/1/29 (Pre-Refunded to 12/1/21 @ 100)	4,725	5,169
California Gen. Oblig.:
Series 2004, 5.25% 12/1/33	110	110
Series 2007, 5.625% 5/1/20	50	50
Series 2016, 5% 9/1/29	2,755	3,389
5% 8/1/26	14,565	18,077
5% 8/1/29	6,970	8,560
5.25% 4/1/34	30	30
5.5% 4/1/30	5	5
California Health Facilities Fing. Auth. Rev.:
(St. Joseph Health Sys. Proj.) Series 2013 A, 5% 7/1/25	3,885	4,465
Series 2011 D, 5% 8/15/35	2,915	3,116
California Muni. Fin. Auth. Rev. (LINXS APM Proj.) Series 2018 A:
5% 6/30/28 (c)	1,925	2,380
5% 12/31/28 (c)	1,555	1,915
5% 6/30/29 (c)	1,940	2,380
5% 12/31/29 (c)	970	1,184
5% 6/30/31 (c)	3,010	3,635
5% 12/31/31 (c)	2,915	3,514
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series 2010 A, 1.9%, tender 8/1/19 (a)(c)(d)	18,600	18,605
California Pub. Works Board Lease Rev.:
(Various Cap. Projs.):
Series 2011 A:
5.25% 10/1/24	3,885	4,226
5.25% 10/1/25	3,885	4,225
Series 2012 A:
5% 4/1/22	2,040	2,247
5% 4/1/23	4,855	5,344
Series 2012 G:
5% 11/1/23	970	1,087
5% 11/1/24	970	1,087
(Various Judicial Council Projs.) Series 2011 D, 5% 12/1/21	2,430	2,648
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2013 A, 5% 6/1/29	4,855	5,565
Series 2017 A1:
5% 6/1/25	3,885	4,491
5% 6/1/26	970	1,141
Series A, 0% 6/1/24 (AMBAC Insured)	5,840	5,384
Los Angeles Cmnty. College District Series 2008 A, 6% 8/1/33 (Pre-Refunded to 8/1/19 @ 100)	3,885	3,900
Los Angeles Dept. of Wtr. & Pwr. Rev. Series 2015 A, 5% 7/1/29	9,710	11,593
Modesto Irrigation District Elec. Rev. Series 2011 A:
5% 7/1/22	970	1,044
5% 7/1/23	3,690	3,964
Northern California Pwr. Agcy. Rev. (Hydroelectric #1 Proj.) Series 2010 A:
5% 7/1/19 (Escrowed to Maturity)	1,150	1,150
5% 7/1/22	2,185	2,185
Oakland Unified School District Alameda County Series 2015 A:
5% 8/1/26 (FSA Insured)	3,400	4,074
5% 8/1/28	970	1,149
Oakland-Alameda County Coliseum Auth. (Oakland Coliseum Proj.) Series 2012 A, 5% 2/1/23	5,695	6,235
Port of Oakland Rev. Series 2012 P, 5% 5/1/22 (c)	4,855	5,328
Poway Unified School District Pub. Fing.:
5% 9/1/25	1,115	1,298
5% 9/1/28	1,550	1,787
5% 9/1/32	1,630	1,851
Sacramento City Fing. Auth. Rev. Series A, 0% 12/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,025	2,561
San Bernardino County Ctfs. of Prtn. (Arrowhead Proj.) Series 2009 A, 5.25% 8/1/26	2,135	2,142
San Diego Convention Ctr. Expansion Series 2012 A, 5% 4/15/23	8,645	9,541
San Diego Unified School District Series 2008 C, 0% 7/1/34	2,525	1,694
San Marcos Unified School District Series 2010 B:
0% 8/1/35	3,570	2,301
0% 8/1/37	1,940	1,167
Santa Monica-Malibu Unified School District Series 1999, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,845	1,819
Union Elementary School District Series A, 0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,270	1,251
Washington Township Health Care District Gen. Oblig. Series 2013 A, 5.5% 8/1/40	3,400	3,981
West Contra Costa Unified School District Series 2012, 5% 8/1/26	7,665	8,516

TOTAL CALIFORNIA		224,307

Colorado - 1.3%
Colorado Health Facilities Auth. (Parkview Med. Ctr., Inc. Proj.) Series 2016, 5% 9/1/46	6,310	7,153
Colorado Health Facilities Auth. Retirement Hsg. Rev. (Liberty Heights Proj.) 0% 7/15/22 (Escrowed to Maturity)	12,460	11,911
Colorado Health Facilities Auth. Rev. Bonds Series 2008 D3, 5%, tender 11/12/21 (a)	7,365	7,916
Colorado Hsg. & Fin. Auth. Series 2019 H, 4.25% 11/1/49 (b)	2,295	2,525
Colorado Univ. Co. Hosp. Auth. Rev. Bonds Series 2017C-2, 5%, tender 3/1/22 (a)	7,085	7,611
Denver City & County Arpt. Rev.:
Series 2017 A:
5% 11/15/24 (c)	2,230	2,616
5% 11/15/27 (c)	1,025	1,270
5% 11/15/28 (c)	4,855	5,975
5% 11/15/29 (c)	4,855	5,936
5% 11/15/30 (c)	3,885	4,711
Series 2018 A:
5% 12/1/30 (c)	7,415	9,365
5% 12/1/31 (c)	15,915	19,479
E-470 Pub. Hwy. Auth. Rev.:
Series 2000 B, 0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,765	4,678
Series 2010 A:
0% 9/1/35	1,940	1,154
0% 9/1/37	2,915	1,591
0% 9/1/38	3,650	1,914

TOTAL COLORADO		95,805

Connecticut - 1.9%
Connecticut Gen. Oblig.:
Series 2012 E, 5% 9/15/23	2,915	3,214
Series 2016 A, 5% 3/15/26	2,940	3,525
Series 2016 E:
5% 10/15/26	3,445	4,178
5% 10/15/29	4,975	5,938
Series 2018 E:
5% 9/15/27	4,050	4,981
5% 9/15/28	4,000	4,989
5% 9/15/29	4,000	4,954
5% 9/15/30	4,000	4,913
Series 2018 F, 5% 9/15/27	1,000	1,230
Series 2019 A:
5% 4/15/30	2,320	2,886
5% 4/15/34	2,635	3,212
5% 4/15/35	915	1,110
Connecticut Health & Edl. Facilities Auth. Rev.:
Bonds:
Series 2010 A4, 2%, tender 2/8/22 (a)	11,195	11,372
Series 2014 B, 1.8%, tender 7/1/24 (a)(b)	7,890	7,944
Series 2015 A, 2.05%, tender 7/21/21 (a)	34,610	35,117
Series U2, 2%, tender 2/8/22 (a)	9,650	9,804
Series 2018 S:
5% 7/1/26	2,200	2,652
5% 7/1/29	970	1,202
Series 2019 A, 5% 7/1/34 (d)	6,000	6,559
Series 2019 Q-1:
5% 11/1/22	1,630	1,811
5% 11/1/24	1,760	2,051
5% 11/1/25	1,205	1,436
5% 11/1/27	3,115	3,861
5% 11/1/28	1,780	2,239
Stratford Gen. Oblig. Series 2019, 5% 1/1/29	2,490	3,005
Univ. of Connecticut Gen. Oblig. Series 2019 A:
5% 11/1/27	1,720	2,126
5% 11/1/27	2,050	2,534
5% 11/1/28	1,260	1,580

TOTAL CONNECTICUT		140,423

Delaware, New Jersey - 0.1%
Delaware River & Bay Auth. Rev. Series 2014 C:
5% 1/1/22	2,915	3,176
5% 1/1/24	1,235	1,424
5% 1/1/25	2,670	3,070

TOTAL DELAWARE, NEW JERSEY		7,670

District Of Columbia - 1.1%
District of Columbia Income Tax Rev. Series 2011 A, 5% 12/1/36	4,080	4,404
District of Columbia Rev. Series A, 5% 6/1/40	6,505	6,686
Metropolitan Washington DC Arpts. Auth. Sys. Rev.:
Series 2011 C:
5% 10/1/22 (c)	3,075	3,314
5% 10/1/23 (c)	3,270	3,524
5% 10/1/24 (c)	2,955	3,185
5% 10/1/25 (c)	3,985	4,295
Series 2017 A:
5% 10/1/29 (c)	5,445	6,669
5% 10/1/31 (c)	2,335	2,826
5% 10/1/34 (c)	1,940	2,322
5% 10/1/36 (c)	1,820	2,166
Series 2018 A:
5% 10/1/28 (c)	3,885	4,889
5% 10/1/29 (c)	4,030	5,032
5% 10/1/30 (c)	3,165	3,922
5% 10/1/31 (c)	4,540	5,590
Series 2019 A:
5% 10/1/21 (b)(c)	1,390	1,497
5% 10/1/22 (b)(c)	795	882
5% 10/1/23 (b)(c)	1,160	1,323
5% 10/1/24 (b)(c)	2,000	2,338
5% 10/1/25 (b)(c)	1,530	1,828
Washington D.C. Metropolitan Transit Auth. Rev. Series 2017 B, 5% 7/1/34	7,990	9,682

TOTAL DISTRICT OF COLUMBIA		76,374

Florida - 11.5%
Brevard County School Board Ctfs. of Prtn.:
Series 2014:
5% 7/1/27	3,205	3,719
5% 7/1/30	7,240	8,315
Series 2015 C, 5% 7/1/24	2,915	3,401
Broward County Arpt. Sys. Rev.:
Series 2012 Q1, 5% 10/1/23	3,010	3,369
Series 2017:
5% 10/1/30 (c)	2,050	2,482
5% 10/1/31 (c)	3,100	3,734
Series A:
5% 10/1/29 (c)	4,090	4,795
5% 10/1/31 (c)	2,915	3,389
5% 10/1/32 (c)	3,885	4,498
Broward County School Board Ctfs. of Prtn.:
(Broward County School District) Series 2012 A:
5% 7/1/25	1,450	1,596
5% 7/1/26	4,320	4,738
Series 2012 A:
5% 7/1/21	5,225	5,600
5% 7/1/22	4,855	5,368
5% 7/1/25 (Pre-Refunded to 7/1/22 @ 100)	4,020	4,447
5% 7/1/26 (Pre-Refunded to 7/1/22 @ 100)	19,555	21,633
Series 2015 A:
5% 7/1/26	11,170	13,274
5% 7/1/27	8,900	10,565
5% 7/1/28	3,885	4,569
Series 2015 B:
5% 7/1/25	2,100	2,519
5% 7/1/26	11,335	13,463
5% 7/1/27	7,670	9,105
5% 7/1/28	13,120	15,428
Series 2016, 5% 7/1/32	2,430	2,880
Citizens Property Ins. Corp. Series 2012 A1:
5% 6/1/21	2,630	2,808
5% 6/1/22	2,100	2,315
Clearwater Wtr. and Swr. Rev. Series 2011:
5% 12/1/21	1,260	1,369
5% 12/1/23 (Pre-Refunded to 12/1/21 @ 100)	2,180	2,362
5% 12/1/24 (Pre-Refunded to 12/1/21 @ 100)	2,295	2,486
Duval County School Board Ctfs. of Prtn. Series 2015 B:
5% 7/1/27	4,260	5,022
5% 7/1/28	970	1,141
5% 7/1/30	6,440	7,553
Florida Board of Ed. Pub. Ed. Cap. Outlay:
Series 2011 C:
5% 6/1/20	12,022	12,431
5% 6/1/22	9,711	10,402
Series 2011 E, 5% 6/1/24	4,855	5,195
Florida Dept. of Mgmt. Svcs. Ctfs. of Prtn. Series 2018 A, 5% 11/1/29	6,245	8,139
Florida Mid-Bay Bridge Auth. Rev. Series 2015 A:
5% 10/1/27	3,495	4,062
5% 10/1/28	4,855	5,628
5% 10/1/29	2,645	3,051
5% 10/1/30	2,405	2,756
Florida Muni. Pwr. Agcy. Rev.:
(Requirements Pwr. Supply Proj.) Series 2016 A:
5% 10/1/30	1,775	2,148
5% 10/1/31	1,940	2,337
(St. Lucie Proj.) Series 2012 A, 5% 10/1/26	11,945	13,183
(Stanton II Proj.) Series 2012 A, 5% 10/1/22	2,750	3,068
Series 2015 B:
5% 10/1/24	970	1,143
5% 10/1/27	1,455	1,737
Gainesville Utils. Sys. Rev. Series 2019 A, 5% 10/1/44	10,500	12,867
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Series 2017 A:
5% 10/1/28 (c)	3,380	4,138
5% 10/1/30 (c)	1,970	2,378
Halifax Hosp. Med. Ctr. Rev.:
5% 6/1/28	1,245	1,428
5% 6/1/35	2,430	2,714
Highlands County Health Facilities Auth. Rev. Series 2008:
6% 11/15/37	11,625	11,820
6% 11/15/37 (Pre-Refunded to 11/15/19 @ 100)	30	31
Hillsborough Co. Sldwst and Resource Receivables Series 2016 A:
5% 9/1/20 (c)	1,320	1,373
5% 9/1/21 (c)	1,260	1,350
5% 9/1/22 (c)	1,600	1,765
5% 9/1/23 (c)	1,940	2,196
5% 9/1/24 (c)	2,135	2,471
5% 9/1/25 (c)	2,150	2,540
5% 9/1/26 (c)	2,200	2,654
Hillsborough County Indl. Dev. Auth. Indl. Dev. Rev. (Health Facilities/Univ. Cmnty. Hosp. Proj.) Series 2008 B, 8% 8/15/32 (Pre-Refunded to 8/15/19 @ 101)	3,495	3,557
Indian River County School Board Ctfs. of Prtn. Series 2014:
5% 7/1/24	2,595	3,022
5% 7/1/25	1,940	2,314
Indian River County Wtr. & Swr. Rev.:
5% 9/1/21	1,800	1,811
5% 9/1/22	2,205	2,217
Jacksonville Elec. Auth. Elec. Sys. Rev. Series 2017 B, 5% 10/1/26	6,680	8,066
Jacksonville Sales Tax Rev. Series 2012:
5% 10/1/22	3,885	4,316
5% 10/1/23	5,165	5,735
Lake County School Board Ctfs. of Prtn. Series 2014 A:
5% 6/1/25 (FSA Insured)	970	1,119
5% 6/1/26 (FSA Insured)	1,750	2,015
5% 6/1/28 (FSA Insured)	485	554
Lee Memorial Health Sys. Hosp. Rev.:
Bonds Series 2019 A2, 5%, tender 4/1/26 (a)	11,585	13,657
Series 2019 A1:
5% 4/1/33	1,450	1,782
5% 4/1/34	3,250	3,973
5% 4/1/35	6,325	7,689
5% 4/1/37	2,190	2,635
5% 4/1/39	1,500	1,791
Manatee County School District Series 2017, 5% 10/1/25 (FSA Insured)	1,940	2,335
Miami-Dade County Aviation Rev.:
Series 2010 A, 5.375% 10/1/41 (Pre-Refunded to 10/1/20 @ 100)	4,565	4,794
Series 2010 B, 5% 10/1/35 (FSA Insured)	9,930	10,351
Series 2010, 5% 10/1/22	2,970	3,110
Series 2012 A:
5% 10/1/22 (c)	2,915	3,233
5% 10/1/24 (c)	9,710	10,791
5% 10/1/24	2,100	2,352
Series 2014 A:
5% 10/1/27 (c)	1,770	2,056
5% 10/1/29 (c)	2,725	3,142
5% 10/1/33 (c)	5,440	6,189
5% 10/1/37	7,185	8,212
Series 2015 A:
5% 10/1/21 (c)	2,710	2,919
5% 10/1/35 (c)	2,430	2,753
Series 2016 A:
5% 10/1/30	2,430	2,931
5% 10/1/31	970	1,164
Series 2017 B, 5% 10/1/20 (c)	3,580	3,736
Miami-Dade County Cap. Asset Acquisition:
Series 2012 A, 5% 10/1/25	2,185	2,425
Series 2016:
5% 10/1/28	5,385	6,549
5% 10/1/29	3,985	4,834
5% 10/1/30	7,215	8,720
Miami-Dade County Expressway Auth.:
Series 2010 A, 5% 7/1/40	7,965	8,221
Series 2014 A, 5% 7/1/44	2,815	3,138
Series 2016 A:
5% 7/1/32	3,865	4,570
5% 7/1/33	3,205	3,778
Series A:
5% 7/1/31	1,455	1,729
5% 7/1/34	970	1,138
Miami-Dade County Gen. Oblig. (Parks Prog.) Series 2015 A, 5% 11/1/23	3,955	4,557
Miami-Dade County Pub. Facilities Rev. (Jackson Health Sys. Proj.) Series 2005 B, 5% 6/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,985	7,211
Miami-Dade County School Board Ctfs. of Prtn.:
Series 2014 D:
5% 11/1/24	11,340	13,276
5% 11/1/25	11,880	13,856
5% 11/1/26	7,720	8,965
Series 2015 A, 5% 5/1/27 (FSA Insured)	4,100	4,841
Series 2015 B, 5% 5/1/28	13,295	15,571
Series 2015 D:
5% 2/1/29	3,935	4,665
5% 2/1/30	6,310	7,444
Series 2016 A:
5% 8/1/27	7,340	8,847
5% 5/1/31	19,200	22,628
Miami-Dade County Transit Sales Surtax Rev. Series 2012:
5% 7/1/21	1,240	1,330
5% 7/1/42	1,625	1,765
Orange County Health Facilities Auth.:
(Orlando Health, Inc.) Series 2009, 5.25% 10/1/20	4,390	4,433
Series 2012 A, 5% 10/1/42	12,285	13,060
Series 2012 B, 5% 10/1/42	5,050	5,370
Series 2016 A, 5% 10/1/39	3,100	3,585
Orange County School Board Ctfs. of Prtn.:
Series 2012 B, 5% 8/1/26 (Pre-Refunded to 8/1/22 @ 100)	3,885	4,321
Series 2015 C, 5% 8/1/29	6,800	8,047
Orlando & Orange County Expressway Auth. Rev. Series 2012, 5% 7/1/20	1,940	2,011
Orlando Utils. Commission Util. Sys. Rev.:
Series 2011 B:
5% 10/1/19	1,455	1,468
5% 10/1/20	3,400	3,557
Series 2012 A:
5% 10/1/23	1,650	1,899
5% 10/1/25	875	1,061
Palm Beach County Health Facilities Auth. Hosp. Rev. Series 2014:
5% 12/1/23	330	376
5% 12/1/24	660	772
Palm Beach County School Board Ctfs. of Prtn.:
(Palm Beach County School District Proj.) Series 2018 A:
5% 8/1/22	1,865	2,069
5% 8/1/23	1,115	1,274
5% 8/1/24	1,270	1,491
5% 8/1/25	4,550	5,476
5% 8/1/26	1,880	2,312
(Palm Beach County School District) Series 2017 A, 5% 8/1/26	21,905	26,939
Series 2014 B, 5% 8/1/25	3,110	3,743
Series 2015 B:
5% 8/1/25	1,580	1,901
5% 8/1/27	8,045	9,594
5% 8/1/28	5,325	6,333
Series 2015 D:
5% 8/1/26	23,370	27,944
5% 8/1/27	10,595	12,635
5% 8/1/28	3,620	4,305
5% 8/1/26	10,160	12,149
Palm Beach County Solid Waste Auth. Rev. Series 2011, 5% 10/1/24	8,350	9,028
Saint Lucie County School Board Ctfs. of Prtn. Series 2013 A:
5% 7/1/25	1,940	2,184
5% 7/1/27	4,130	4,622
Seminole County School Board Ctfs. of Prtn. Series 2016 C:
5% 7/1/23	1,940	2,202
5% 7/1/24	1,700	1,981
South Florida Wtr. Mgmt. District Ctfs. of Prtn. Series 2015, 5% 10/1/30	3,885	4,635
South Lake County Hosp. District (South Lake Hosp., Inc.) Series 2009 A, 6.25% 4/1/39	2,620	2,628
South Miami Health Facilities Auth. Hosp. Rev. (Baptist Med. Ctr., FL. Proj.) Series 2017:
5% 8/15/24	2,460	2,876
5% 8/15/25	3,980	4,761
Tallahassee Health Facilities Rev.:
(Tallahassee Memorial Healthcare, Inc. Proj.) Series 2016 A:
5% 12/1/19	515	522
5% 12/1/20	100	104
5% 12/1/21	1,095	1,178
Series 2015 A, 5% 12/1/40	1,750	1,946
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev.:
Series 2001 A, 6% 10/1/29	2,430	3,370
Series 2005, 5.5% 10/1/22 (FGIC Insured)	2,335	2,642
Tampa Health Sys. Rev. Series 2010, 5% 11/15/19	1,455	1,475
Tampa Solid Waste Sys. Rev. Series 2010, 5% 10/1/19 (FSA Insured) (c)	5,795	5,845
Tampa Tax Allocation (H. Lee Moffitt Cancer Ctr. Proj.) Series 2012 A, 5% 9/1/28	1,845	2,029
Volusia County School Board Ctfs. of Prtn. (Florida Master Lease Prog.) Series 2016 A, 5% 8/1/32 (Build America Mutual Assurance Insured)	4,855	5,688

TOTAL FLORIDA		827,168

Georgia - 2.1%
Atlanta Wtr. & Wastewtr. Rev.:
5% 11/1/27	970	1,161
5% 11/1/29	2,430	2,888
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Vogtle Proj.):
Series 2008, 2.925%, tender 3/12/24 (a)	5,000	5,180
Series 2013 1st, 2.925%, tender 3/12/24 (a)	7,770	8,049
Colquitt County Dev. Auth. Rev. Series C, 0% 12/1/21 (Escrowed to Maturity)	6,810	6,550
DeKalb County Hosp. Auth. Rev. (DeKalb Med. Ctr., Inc. Proj.) Series 2010:
6% 9/1/30 (Pre-Refunded to 9/1/20 @ 100)	5,630	5,917
6.125% 9/1/40 (Pre-Refunded to 9/1/20 @ 100)	10,485	11,035
DeKalb County Wtr. & Swr. Rev. Series 2011 A, 5.25% 10/1/25	1,435	1,557
Fulton County Dev. Auth. Rev. Series 2019, 5% 6/15/44	2,365	2,895
Georgia Muni. Elec. Auth. Pwr. Rev.:
(Proj. One) Series 2008 A, 5.25% 1/1/20	1,580	1,609
Series 2011 A, 5% 1/1/21	8,960	9,418
Series GG:
5% 1/1/24	3,520	3,919
5% 1/1/25	1,215	1,351
5% 1/1/26	4,855	5,384
Georgia Muni. Gas Auth. Rev. (Gas Portfolio III Proj.):
Series 2014 U, 5% 10/1/24	1,360	1,588
Series Q, 5% 10/1/22	1,940	2,155
Series S:
5% 10/1/22	1,240	1,377
5% 10/1/24	2,355	2,610
Main Street Natural Gas, Inc. Bonds:
Series 2018 C, 4%, tender 12/1/23 (a)	28,250	30,864
Series 2019 B, 4%, tender 12/2/24 (a)	26,260	29,130
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Third Series 2009 A, 5.25% 7/1/36 (Pre-Refunded to 7/1/19 @ 100)	11,265	11,265
Monroe County Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Scherer Proj.) Series 2009, 2.35%, tender 12/11/20 (a)	6,590	6,654

TOTAL GEORGIA		152,556

Hawaii - 0.8%
Hawaii Arpts. Sys. Rev. Series 2015 A, 5% 7/1/45 (c)	3,945	4,465
Hawaii Gen. Oblig. Series 2019 FW:
5% 1/1/31	1,250	1,587
5% 1/1/32	14,000	17,685
5% 1/1/33	10,000	12,569
5% 1/1/35	5,000	6,227
Honolulu City & County Gen. Oblig.:
Series 2017 D:
5% 9/1/22	3,885	4,328
5% 9/1/26	3,110	3,841
Series 2019 A:
5% 9/1/27	2,000	2,522
5% 9/1/30	6,500	8,220

TOTAL HAWAII		61,444

Idaho - 0.3%
Idaho Hsg. & Fin. Assoc. Single Family Mtg.:
(Idaho St Garvee Proj.) Series 2017 A:
5% 7/15/20	1,980	2,054
5% 7/15/21	2,955	3,163
5% 7/15/22	3,285	3,626
5% 7/15/23	1,575	1,787
5% 7/15/24	1,260	1,467
5% 7/15/25	1,260	1,499
5% 7/15/27	3,140	3,890
Series 2019 A, 4% 1/1/50	1,140	1,245

TOTAL IDAHO		18,731

Illinois - 14.6%
Chicago Board of Ed.:
Series 1999 A, 5.25% 12/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,455	1,551
Series 2010 F, 5% 12/1/20	1,030	1,073
Series 2011 A:
5% 12/1/41	2,075	2,142
5.5% 12/1/39	5,730	5,988
Series 2012 A, 5% 12/1/42	1,880	1,961
Series 2015 C, 5.25% 12/1/39	1,455	1,569
Series 2016 B, 6.5% 12/1/46	700	836
Series 2017 A, 7% 12/1/46 (d)	2,400	2,987
Series 2017 C:
5% 12/1/25	2,025	2,269
5% 12/1/26	905	1,026
Series 2017 D, 5% 12/1/27	2,500	2,865
Series 2018 A:
5% 12/1/24	560	619
5% 12/1/27	6,280	7,198
5% 12/1/33	700	784
5% 12/1/34	1,400	1,563
Series 2018 C:
5% 12/1/24	725	801
5% 12/1/25	15,335	17,185
5% 12/1/26	4,625	5,246
5% 12/1/46	5,795	6,336
Chicago Gen. Oblig. (City Colleges Proj.) Series 1999, 0% 1/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	16,810	16,628
Chicago Midway Arpt. Rev.:
Series 2014 A, 5% 1/1/32 (c)	6,310	7,048
Series 2014 B:
5% 1/1/22	970	1,054
5% 1/1/24	3,235	3,713
Series 2016 A:
5% 1/1/29 (c)	2,155	2,531
5% 1/1/30 (c)	3,290	3,845
5% 1/1/31 (c)	2,430	2,826
Series 2016 B, 5% 1/1/41	3,390	3,885
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2011 B, 5% 1/1/20	4,300	4,376
Series 2011 C, 6.5% 1/1/41 (Pre-Refunded to 1/1/21 @ 100)	14,055	15,142
Series 2012 A, 5% 1/1/22	1,700	1,848
Series 2012 B, 5% 1/1/22 (c)	6,800	7,355
Series 2016 C:
5% 1/1/22	2,155	2,343
5% 1/1/23	1,360	1,522
5% 1/1/24	1,455	1,673
5% 1/1/25	2,185	2,573
5% 1/1/26	1,940	2,334
5% 1/1/33	2,305	2,684
5% 1/1/34	2,670	3,101
Series 2017 D:
5% 1/1/27 (c)	2,065	2,492
5% 1/1/28 (c)	460	552
5% 1/1/31 (c)	2,850	3,361
5% 1/1/33 (c)	1,455	1,702
Chicago O'Hare Int'l. Arpt. Spl. Facilities Rev. Series 2018, 5% 7/1/38 (c)	2,470	2,859
Chicago Transit Auth. Cap. Grant Receipts Rev. Series 2017:
5% 6/1/22	1,685	1,836
5% 6/1/23	1,520	1,696
Chicago Wastewtr. Transmission Rev. Series 2012, 5% 1/1/23	1,260	1,356
Chicago Wtr. Rev. Series 2017, 5.25% 11/1/33 (FSA Insured)	990	993
Cook County Forest Preservation District:
Series 2012 B:
5% 12/15/23	970	1,047
5% 12/15/24	1,310	1,412
Series 2012 C, 5% 12/15/25	2,060	2,214
Cook County Gen. Oblig.:
Series 2010 A, 5.25% 11/15/24	17,405	18,238
Series 2010 G, 5% 11/15/25	2,855	2,977
Series 2011 A, 5.25% 11/15/24	1,455	1,561
Series 2012 C:
5% 11/15/22	2,000	2,203
5% 11/15/23	4,835	5,315
5% 11/15/24	18,115	19,889
5% 11/15/25 (FSA Insured)	505	557
Cook, Kane Lake & McHenry Countys Cmnty. College District #512 Series 2017 B, 5% 12/1/24	5,140	6,056
Grundy & Will Counties Cmnty. School Gen. Obligan Series 2018, 5% 2/1/29	1,190	1,420
Illinois Dev. Fin. Auth. Retirement Hsg. Regency Park Rev. 0% 7/15/23 (Escrowed to Maturity)	28,065	26,327
Illinois Fin. Auth. Rev.:
(Bradley Univ. Proj.) Series 2017 C:
5% 8/1/22	1,340	1,464
5% 8/1/24	1,480	1,691
(Centegra Health Sys. Proj.) Series 2014 A, 5% 9/1/34	585	663
(Northwestern Memorial Hosp.,IL. Proj.) Series 2017 A:
5% 7/15/25	1,385	1,655
5% 7/15/26	1,940	2,369
5% 7/15/28	2,040	2,555
(OSF Healthcare Sys.) Series 2018 A:
5% 5/15/29	9,870	12,195
5% 5/15/30	9,845	12,053
5% 5/15/31	21,400	25,891
(Presence Health Proj.) Series 2016 C:
5% 2/15/26	2,590	3,136
5% 2/15/29	10,570	12,940
5% 2/15/36	2,200	2,586
(Presence Health) Series 2016 C, 5% 2/15/28	6,800	8,373
(Provena Health Proj.) Series 2010 A:
6% 5/1/20 (Escrowed to Maturity)	2,000	2,077
6.25% 5/1/21 (Pre-Refunded to 5/1/20 @ 100)	6,210	6,460
(Rosalind Franklin Univ. Research Bldg. Proj.) Series 2017 C, 5% 8/1/49	845	940
(Rush Univ. Med. Ctr. Proj.) Series 2015 A, 5% 11/15/34	1,980	2,248
(Silver Cross Health Sys. Proj.) Series 2015 C, 5% 8/15/27	875	1,012
Bonds:
(Ascension Health Cr. Group Proj.) Series 2012 E2, 1.75%, tender 4/1/21 (a)	1,885	1,893
Series 2017 B, 5%, tender 12/15/22 (a)	15,020	16,771
Series 2009:
5% 8/15/23	3,035	3,159
5% 8/15/23 (Pre-Refunded to 8/15/20 @ 100)	1,530	1,592
7% 8/15/44 (Pre-Refunded to 8/15/19 @ 100)	12,540	12,623
Series 2010 A:
5.5% 8/15/24 (Pre-Refunded to 2/15/20 @ 100)	2,085	2,138
5.75% 8/15/29 (Pre-Refunded to 2/15/20 @ 100)	1,400	1,438
Series 2011 IL, 5% 12/1/22 (Pre-Refunded to 12/1/21 @ 100)	2,030	2,202
Series 2012 A, 5% 5/15/23	1,435	1,571
Series 2012:
5% 9/1/32	7,865	8,590
5% 9/1/38	10,595	11,474
5% 11/15/43	3,170	3,369
Series 2013:
5% 11/15/26	2,600	2,852
5% 11/15/29	780	851
5% 5/15/43	7,665	8,105
Series 2015 A:
5% 11/15/21	410	444
5% 11/15/27	1,015	1,193
5% 11/15/28	1,215	1,423
5% 11/15/29	1,830	2,129
5% 11/15/32	3,375	3,871
5% 11/15/45	2,390	2,654
Series 2015 C:
5% 8/15/35	5,925	6,667
5% 8/15/44	28,260	31,344
Series 2016 A:
5% 2/15/24	1,455	1,671
5% 2/15/25	995	1,169
5% 2/15/26	1,455	1,744
5% 7/1/30	2,545	2,997
5% 8/15/33	3,205	3,648
5% 7/1/34	1,650	1,900
5% 7/1/36	5,715	6,533
Series 2016 C:
3.75% 2/15/34	1,250	1,320
4% 2/15/36	5,330	5,834
5% 2/15/22	1,250	1,366
5% 2/15/24	565	654
5% 2/15/31	1,650	1,990
5% 2/15/32	12,195	14,619
5% 2/15/33	4,855	5,793
5% 2/15/41	10,620	12,330
Series 2016:
4% 2/15/41	16,235	17,561
4% 2/15/41 (Pre-Refunded to 2/15/27 @ 100)	35	41
5% 5/15/28	2,380	2,815
5% 5/15/29	1,330	1,568
5% 12/1/29	1,755	2,055
5% 12/1/40	4,765	5,360
5% 12/1/46	3,250	3,637
Series 2017 A:
5% 1/1/34	2,485	2,870
5% 8/1/47	750	837
Series 2017:
5% 7/1/29	5,030	6,165
5% 1/1/30	4,855	5,933
5% 7/1/31	8,630	10,460
Series 2018 A, 5% 1/1/44	19,010	21,605
5% 11/15/26	2,940	3,450
Illinois Gen. Oblig.:
Series 2010, 5% 1/1/21 (FSA Insured)	11,655	11,852
Series 2012 A:
4% 1/1/23	2,130	2,207
5% 1/1/33	3,495	3,665
Series 2012:
5% 8/1/19	4,345	4,356
5% 3/1/20	3,210	3,280
5% 3/1/21	2,670	2,804
5% 8/1/21	1,555	1,652
5% 3/1/22	4,855	5,225
5% 8/1/22	6,410	6,972
5% 8/1/23	3,310	3,659
Series 2013, 5.5% 7/1/38	3,885	4,239
Series 2014:
5% 4/1/23	7,400	8,122
5% 2/1/26	2,195	2,414
5% 2/1/27	2,590	2,843
5% 4/1/28	2,070	2,273
5% 5/1/28	910	1,000
5% 5/1/32	2,430	2,637
5% 5/1/33	6,410	6,944
5.25% 2/1/31	10,195	11,196
Series 2016:
5% 11/1/20	4,050	4,225
5% 1/1/22	7,480	8,016
5% 2/1/23	1,530	1,673
5% 6/1/25	7,620	8,607
5% 6/1/26	1,035	1,182
5% 2/1/27	11,790	13,534
5% 2/1/28	5,965	6,819
5% 2/1/29	5,605	6,380
Series 2017 D:
5% 11/1/23	9,670	10,746
5% 11/1/25	13,645	15,512
5% 11/1/26	13,050	14,983
Series 2019 B:
5% 9/1/21	5,580	5,942
5% 9/1/22	5,475	5,967
5% 9/1/23	5,580	6,179
5% 9/1/24	5,580	6,283
Illinois Hsg. Dev. Auth. Multi-family Hsg. Rev. Series 2019, 2.9% 7/1/35	9,080	9,082
Illinois Muni. Elec. Agcy. Pwr. Supply Series 2015 A:
5% 2/1/28	9,710	11,405
5% 2/1/31	3,465	4,035
Illinois Reg'l. Trans. Auth. Series 2017 A:
5% 7/1/20	2,430	2,515
5% 7/1/21	2,380	2,545
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2014 C, 5% 1/1/38	4,470	5,057
Series 2014 D, 5% 1/1/24	5,890	6,747
Series 2015 A, 5% 1/1/40	12,335	14,041
Series 2016 A, 5% 12/1/31	1,735	2,023
Joliet School District #86 Gen. Oblig. Series 2002, 0% 11/1/21 (FSA Insured)	6,670	6,381
Kane, Cook & DuPage Counties School District #46 Elgin Series 2003 B, 0% 1/1/22 (Escrowed to Maturity)	4,040	3,888
Kane, McHenry, Cook & DeKalb Counties Unit School District #300:
Series 2017, 5% 1/1/29	1,790	2,157
5% 1/1/26	8,660	10,068
Lake County Cmnty. High School District #117, Antioch Series 2000 B, 0% 12/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,145	5,002
McHenry & Kane Counties Cmnty. Consolidated School District #158 Series 2004, 0% 1/1/24 (FSA Insured)	7,810	7,056
McHenry County Cmnty. School District #200 Series 2006 B:
0% 1/15/24	7,205	6,547
0% 1/15/25	7,510	6,656
0% 1/15/26	5,645	4,866
McHenry County Conservation District Gen. Oblig. Series 2014:
5% 2/1/24	2,235	2,570
5% 2/1/27	5,825	6,791
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.):
Series 1992 A, 0% 6/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,570	2,522
Series 1996 A, 0% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,595	3,281
Series 2010 B1:
0% 6/15/43 (FSA Insured)	18,970	7,957
0% 6/15/44 (FSA Insured)	36,320	14,584
0% 6/15/47 (FSA Insured)	3,870	1,362
Series 2012 B, 0% 12/15/51	47,100	12,521
Series 2002:
0% 12/15/23	4,015	3,614
0% 12/15/23 (Escrowed to Maturity)	100	93
Railsplitter Tobacco Settlement Auth. Rev.:
Series 2010, 5.5% 6/1/23 (Pre-Refunded to 6/1/21 @ 100)	6,440	6,942
Series 2017:
5% 6/1/23	10,460	11,743
5% 6/1/24	13,685	15,734
Univ. of Illinois Rev. Series 2013:
6% 10/1/42	3,785	4,294
6.25% 10/1/38	3,785	4,343
Will County Cmnty. Unit School District #365-U Series 2007 B, 0% 11/1/26 (FSA Insured)	5,600	4,765

TOTAL ILLINOIS		1,049,704

Indiana - 2.8%
Hobart Bldg. Corp. Series 2006, 6.5% 1/15/29 (Pre-Refunded to 1/15/20 @ 100)	11,050	11,355
Indiana Fin. Auth. Econ. Dev. Rev. Bonds (Republic Svcs., Inc. Proj.):
Series 2012, 1.6%, tender 9/3/19 (a)(c)	12,100	12,101
Series A, 1.6%, tender 9/3/19 (a)(c)	17,300	17,302
Indiana Fin. Auth. Health Sys. Rev. Bonds Series 2019 B, 2.25%, tender 7/1/25 (a)(b)	5,045	5,185
Indiana Fin. Auth. Hosp. Rev.:
Bonds Series 2015 B, 1.65%, tender 7/2/22 (a)(b)	8,410	8,424
Series 2013, 5% 8/15/25	3,020	3,421
Indiana Fin. Auth. Rev.:
(Cmnty. Foundation of Northwest Indiana Obligated Group) Series 2016, 5% 9/1/25	970	1,153
Series 2012:
5% 3/1/22	970	1,057
5% 3/1/23	1,455	1,585
5% 3/1/30	1,020	1,101
5% 3/1/41	5,155	5,509
Series 2015, 5% 3/1/36	8,060	9,157
Series 2016:
5% 9/1/26	970	1,176
5% 9/1/29	485	578
5% 9/1/36	2,090	2,433
Indiana Fin. Auth. Wastewtr. Util. Rev.:
(CWA Auth. Proj.):
Series 2012 A, 5% 10/1/25	2,100	2,344
Series 2015 A:
5% 10/1/26	2,405	2,812
5% 10/1/28	1,145	1,333
Series 2011 A, 5.25% 10/1/24	3,910	4,236
Indiana Health Facility Fing. Auth. Rev. Bonds Series 2001 A2, 2%, tender 2/1/23 (a)	8,930	9,055
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2012 A:
5% 1/1/24	690	758
5% 1/1/24 (Pre-Refunded to 7/1/22 @ 100)	280	311
5% 1/1/25	695	763
5% 1/1/25 (Pre-Refunded to 7/1/22 @ 100)	275	305
5% 1/1/26	1,895	2,080
5% 1/1/26 (Pre-Refunded to 7/1/22 @ 100)	770	854
Indianapolis Thermal Energy Sys.:
Series 2010 B:
5% 10/1/20	8,070	8,428
5% 10/1/21	5,340	5,753
Series 2016 A:
5% 10/1/24	10,585	12,310
5% 10/1/25	11,400	13,558
Lake Central Multi-District School Bldg. Corp. Series 2012 B:
4% 1/15/22	1,415	1,504
5% 7/15/22	970	1,071
5% 7/15/23	2,620	2,936
5% 7/15/24	4,065	4,551
5% 7/15/25	4,205	4,703
Whiting Envir. Facilities Rev.:
(BP Products North America, Inc. Proj.) Series 2009, 5.25% 1/1/21	7,170	7,568
Bonds (BP Products North America, Inc. Proj.) Series 2015, 5%, tender 11/1/22 (a)(c)	32,790	36,160

TOTAL INDIANA		204,930

Iowa - 0.1%
Iowa Fin. Auth. Rev. Series A:
5% 5/15/43	1,410	1,550
5% 5/15/48	3,365	3,686

TOTAL IOWA		5,236

Kansas - 0.2%
Kansas Dev. Fin. Agcy. Series 2009:
5% 11/15/19	265	269
5% 11/15/19 (Escrowed to Maturity)	10	10
Kansas Dev. Fin. Auth. Health Facilities Rev. (KU Health Sys. Proj.) Series 2011 H, 5% 3/1/25	970	992
Wyandotte County/Kansas City Unified Govt. Util. Sys. Rev.:
Series 2012 A:
5% 9/1/23	995	1,098
5% 9/1/24	4,285	4,725
Series 2012 B, 5% 9/1/24	1,455	1,605
Series 2016 A:
5% 9/1/30	970	1,133
5% 9/1/32	1,115	1,295

TOTAL KANSAS		11,127

Kentucky - 2.1%
Kenton County Arpt. Board Arpt. Rev. Series 2016:
5% 1/1/25	800	949
5% 1/1/26	585	710
5% 1/1/29	1,555	1,861
5% 1/1/30	1,625	1,932
Kentucky Bond Dev. Corp. (Lexington Ctr. Corp. Proj.) Series 2018 A:
5% 9/1/26	1,745	2,116
5% 9/1/28	1,880	2,351
5% 9/1/30	520	639
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. Series 2015 A:
5% 6/1/25	1,725	1,961
5% 6/1/26	1,815	2,069
5% 6/1/27	1,910	2,171
5% 6/1/28	2,005	2,273
5% 6/1/29	2,105	2,377
5% 6/1/30	2,215	2,490
Kentucky Econ. Dev. Fin. Auth. Rev. Louisville Arena Auth., Inc. Series 2017 A, 5% 12/1/47 (FSA Insured)	1,485	1,617
Kentucky State Property & Buildings Commission Rev.:
(#106 Proj.) Series 2013 A, 5% 10/1/27	3,755	4,233
(Kentucky St Proj.) Series D, 5% 5/1/21	1,850	1,971
(Kentucky St Proj.):
Series D, 5% 5/1/26	1,180	1,405
Series D:
5% 5/1/27	970	1,169
5% 5/1/28	970	1,165
(Proj. No. 112) Series 2016 B, 5% 11/1/27	9,595	11,455
(Proj. No. 119) Series 2018:
5% 5/1/28	4,855	5,943
5% 5/1/29	565	688
5% 5/1/31	1,425	1,734
Series 2016 A:
5% 2/1/29	5,555	6,499
5% 2/1/30	5,670	6,601
5% 2/1/32	2,230	2,574
5% 2/1/33	2,770	3,190
Kentucky, Inc. Pub. Energy Bonds Series C1, 4%, tender 6/1/25 (a)	28,000	30,852
Louisville & Jefferson County:
Series 2013 A:
5.5% 10/1/33	2,430	2,759
5.75% 10/1/38	6,245	7,119
Series 2016 A:
5% 10/1/29	17,585	20,949
5% 10/1/32	3,230	3,780
Louisville/Jefferson County Metropolitan Gov. Series 2012 A:
5% 12/1/28	1,910	2,077
5% 12/1/29	5,100	5,540
5% 12/1/30	720	779

TOTAL KENTUCKY		147,998

Louisiana - 0.5%
Louisiana Pub. Facilities Auth. Hosp. Rev. (Franciscan Missionaries of Our Lady Health Sys. Proj.) Series 2009, 6.75% 7/1/39 (Pre-Refunded to 7/1/19 @ 100)	1,650	1,650
Louisiana Pub. Facilities Auth. Rev.:
(Tulane Univ. of Louisiana Proj.) Series 2016 A:
5% 12/15/22	1,260	1,408
5% 12/15/23	2,915	3,352
Series 2018 E:
5% 7/1/35	1,655	2,004
5% 7/1/36	1,795	2,166
Louisiana Stadium and Exposition District Series 2013 A, 5% 7/1/24	2,065	2,338
New Orleans Aviation Board Rev.:
(North Term. Proj.):
Series 2015 B:
5% 1/1/24 (c)	2,430	2,752
5% 1/1/25 (c)	2,915	3,370
5% 1/1/27 (c)	2,185	2,518
Series 2017 B:
5% 1/1/29 (c)	390	464
5% 1/1/31 (c)	730	859
5% 1/1/36 (c)	630	729
5% 1/1/37 (c)	485	559
Series 2017 D2:
5% 1/1/26 (c)	730	861
5% 1/1/29 (c)	485	577
5% 1/1/30 (c)	665	787
5% 1/1/32 (c)	1,495	1,750
5% 1/1/35 (c)	1,115	1,293
5% 1/1/38 (c)	570	655
New Orleans Gen. Oblig. Series 2012, 5% 12/1/20	3,110	3,262

TOTAL LOUISIANA		33,354

Maine - 0.2%
Maine Health & Higher Edl. Facilities Auth. Rev.:
(Eastern Maine Healthcare Systems Proj.) Series 2013, 5% 7/1/43	4,215	4,509
Series 2016 A:
4% 7/1/41	2,030	2,087
4% 7/1/46	2,765	2,837
5% 7/1/41	860	950
5% 7/1/46	585	645
Series 2017 D, 5.75% 7/1/38	645	647
Maine Tpk. Auth. Tpk. Rev. Series 2015:
5% 7/1/25	2,230	2,687
5% 7/1/27	1,940	2,307

TOTAL MAINE		16,669

Maryland - 1.1%
Baltimore Proj. Rev.:
Series 2017 C:
5% 7/1/28	3,465	4,282
5% 7/1/31	6,580	7,996
5% 7/1/33	6,635	8,017
Series 2017 D, 5% 7/1/33	5,630	6,790
Maryland Econ. Dev. Auth. Rev. (Ports America Chesapeake LLC. Proj.) Series 2017 A:
5% 6/1/23	1,435	1,605
5% 6/1/24	1,455	1,667
5% 6/1/25	1,455	1,697
5% 6/1/26	1,940	2,306
5% 6/1/27	1,310	1,582
5% 6/1/31	970	1,165
5% 6/1/32	970	1,161
Maryland Econ. Dev. Corp. (Purple Line Lt. Rail Proj.) Series 2016 D:
5% 3/31/30 (c)	1,215	1,426
5% 3/31/51 (c)	2,235	2,523
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Doctors Cmnty. Hosp. Proj.) Series 2010, 5.75% 7/1/38 (Pre-Refunded to 7/1/20 @ 100)	7,530	7,861
(Univ. of Maryland Med. Sys. Proj.) Series 2010, 5.125% 7/1/39 (Pre-Refunded to 7/1/19 @ 100)	3,495	3,495
Series 2010, 5.625% 7/1/30 (Pre-Refunded to 7/1/20 @ 100)	2,330	2,430
Series 2013 A:
5% 7/1/24	1,210	1,330
5% 7/1/25	1,030	1,130
Series 2015:
5% 7/1/27	970	1,129
5% 7/1/28	1,260	1,463
5% 7/1/29	2,135	2,469
5% 7/1/31	970	1,110
Series 2016 A:
4% 7/1/42	1,410	1,469
5% 7/1/33	2,185	2,515
5% 7/1/34	1,600	1,832
5% 7/1/35	605	691
5% 7/1/36	1,700	1,933
Maryland St Cmnty. Dev. Admin Dept. Hsg. & Cmnty. Dev. Series 2019 B, 4% 9/1/49	6,325	6,912

TOTAL MARYLAND		79,986

Massachusetts - 1.9%
Massachusetts Bay Trans. Auth. Sales Tax Rev. Series 2015 A, 5% 7/1/45	1,535	1,771
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev. Bonds Series 2019 A, 5%, tender 1/1/23 (a)	16,960	18,968
Massachusetts Dev. Fin. Agcy. Rev.:
(Boston College Proj.) Series Q1, 5% 7/1/21	1,785	1,790
(Partners Healthcare Sys., Inc. Proj.):
Series 2017 S:
5% 7/1/24	3,885	4,551
5% 7/1/30	3,565	4,443
Series 2017, 5% 7/1/23	1,550	1,767
Bonds (Partners Healthcare Sys., Inc. Proj.) Series 2017 S-4, 5%, tender 1/25/24 (a)	11,290	12,955
Series 2013 A, 6.25% 11/15/28 (Pre-Refunded to 11/15/23 @ 100) (d)	4,580	5,344
Series 2015 D, 5% 7/1/44	4,715	5,215
Series 2016 A, 5% 7/15/22	2,165	2,410
Series 2017 A, 5% 1/1/40	2,980	3,453
Series 2019 S1:
5% 10/1/22 (b)	2,195	2,451
5% 10/1/23 (b)	2,400	2,760
5% 10/1/24 (b)	1,190	1,405
5% 10/1/25 (b)	2,670	3,228
Series 2019:
5% 7/1/30	1,435	1,770
5% 7/1/32	1,040	1,267
Massachusetts Gen. Oblig.:
Series 2004 B, 5.25% 8/1/20	13,465	14,041
Series 2011 A, 5% 4/1/23 (Pre-Refunded to 4/1/21 @ 100)	9,710	10,335
Series 2016 B, 5% 7/1/22	2,950	3,273
Series C, 5% 4/1/23	17,445	19,805
Massachusetts Health & Edl. Facilities Auth. Rev. (Partners HealthCare Sys., Inc. Proj.) Series 2009 I3:
5% 7/1/20	7,285	7,305
5% 7/1/21 (Pre-Refunded to 7/1/19 @ 100)	4,565	4,565

TOTAL MASSACHUSETTS		134,872

Michigan - 3.5%
Clarkston Cmnty. Schools 5% 5/1/22	2,800	3,078
Detroit Downtown Dev. Auth. Tax:
Series 2018 A, 5% 7/1/36 (FSA Insured)	1,000	1,112
Series A, 5% 7/1/35 (FSA Insured)	1,200	1,337
Detroit Swr. Disp. Rev. Series 2006 D, 3 month U.S. LIBOR + 0.600% 2.336% 7/1/32 (a)(e)	5,360	5,347
Grand Rapids Pub. Schools:
Series 2016:
5% 5/1/30 (FSA Insured)	3,400	4,058
5% 5/1/31 (FSA Insured)	4,855	5,766
5% 5/1/32 (FSA Insured)	730	864
5% 5/1/33 (FSA Insured)	3,030	3,580
5% 5/1/27 (FSA Insured)	1,310	1,624
5% 5/1/29 (FSA Insured)	1,890	2,317
Kalamazoo Hosp. Fin. Auth. Hosp. Facilities Rev. Series 2016:
5% 5/15/27	3,275	3,917
5% 5/15/28	2,475	2,943
Kent County Bldg. Auth. Series 2005, 5.5% 6/1/22	3,310	3,688
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2011 A:
5% 11/15/20	970	1,017
5% 11/15/21	630	680
Lake Orion Cmnty. School District Series 2019, 5% 5/1/29	1,685	2,157
Michigan Bldg. Auth. Rev. (Facilities Prog.) Series 2016 I:
5% 10/15/34	16,710	19,878
5% 4/15/35	2,720	3,231
Michigan Fin. Auth. Rev.:
(Trinity Health Proj.) Series 2017:
5% 12/1/23	1,455	1,677
5% 12/1/24	1,700	2,012
5% 12/1/25	2,915	3,528
5% 12/1/26	1,270	1,569
5% 12/1/27	1,215	1,528
5% 12/1/28	1,940	2,428
Bonds Series 2019 MI2, 5%, tender 2/1/25 (a)	10,655	12,468
Series 2012 A:
5% 6/1/21 (Escrowed to Maturity)	1,495	1,595
5% 6/1/27 (Pre-Refunded to 6/1/22 @ 100)	2,235	2,466
5% 6/1/39 (Pre-Refunded to 6/1/22 @ 100)	4,790	5,285
Series 2012:
5% 11/15/36	6,895	7,512
5% 11/15/42	1,515	1,636
Series 2013:
5% 8/15/28	5,425	6,116
5% 8/15/29	1,940	2,184
Series 2015 D1:
5% 7/1/27	415	490
5% 7/1/29	970	1,138
5% 7/1/31	1,165	1,355
5% 7/1/32	970	1,127
5% 7/1/33	825	958
Series 2019 A, 5% 11/15/48	2,955	3,512
Michigan Gen. Oblig. Series 2016, 5% 3/15/27	3,230	4,000
Michigan Hosp. Fin. Auth. Rev.:
(Trinity Health Proj.) Series 2008 C:
5% 12/1/24	1,455	1,722
5% 12/1/25	1,260	1,525
5% 12/1/26	1,940	2,396
5% 12/1/27	1,295	1,628
(Trinity Health Proj.) Series 2008 C, 5% 12/1/28	2,040	2,554
Bonds:
(Ascension Health Cr. Group Proj.) Series F5, 2.4%, tender 3/15/23 (a)	6,020	6,147
Series 2010 F3, 4%, tender 7/1/24 (a)	23,785	26,438
Michigan Strategic Fund Ltd. Oblig. Rev. Bonds:
Series 2008 ET2, 1.45%, tender 9/1/21 (a)	9,710	9,671
Series CC, 1.45%, tender 9/1/21 (a)	1,130	1,126
Michigan Trunk Line Fund Rev. Series 2005, 5.5% 11/1/20 (FSA Insured)	9,455	9,980
Portage Pub. Schools Series 2016:
5% 11/1/27	1,215	1,473
5% 11/1/29	3,080	3,710
Royal Oak Hosp. Fin. Auth. Hosp. Rev. Series 2014 D:
5% 9/1/22	970	1,076
5% 9/1/24	1,940	2,231
Utica Cmnty. Schools Series 2019:
5% 5/1/30	1,650	2,077
5% 5/1/31	1,400	1,750
5% 5/1/32	2,300	2,863
5% 5/1/33	1,875	2,324
5% 5/1/34	2,450	3,017
Warren Consolidated School District Series 2016:
5% 5/1/30	4,415	5,211
5% 5/1/31	4,660	5,473
5% 5/1/32	4,955	5,801
Wayne County Arpt. Auth. Rev.:
Series 2017 A:
5% 12/1/21	460	501
5% 12/1/29	245	305
5% 12/1/30	380	470
5% 12/1/31	390	479
5% 12/1/36	535	646
Series 2017 B:
5% 12/1/29 (c)	685	837
5% 12/1/30 (c)	485	589
5% 12/1/31 (c)	525	635
5% 12/1/33 (c)	375	451
5% 12/1/36 (c)	810	964
Series 2017 C:
5% 12/1/22	1,940	2,180
5% 12/1/23	2,185	2,524
5% 12/1/24	2,305	2,729
5% 12/1/25	1,940	2,355
5% 12/1/26	1,455	1,803
5% 12/1/27	1,460	1,842

TOTAL MICHIGAN		250,681

Minnesota - 0.2%
Maple Grove Health Care Sys. Rev. Series 2015, 5% 9/1/26	1,940	2,289
Minnesota Agric. & Econ. Dev. Board Rev. (Essentia Health Obligated Group Proj.) Series 2008 C1:
5% 2/15/21 (Assured Guaranty Corp. Insured)	4,045	4,135
5% 2/15/22 (Assured Guaranty Corp. Insured)	5,475	5,598
Northern Muni. Pwr. Agcy. Elec. Sys. Rev. Series 2010 A1, 5% 1/1/20	4,370	4,449
Saint Paul Hsg. & Redev. Auth. Hosp. Rev. (HealthEast Care Sys. Proj.) Series 2015 A, 5% 11/15/40 (Pre-Refunded to 11/15/25 @ 100)	1,410	1,703

TOTAL MINNESOTA		18,174

Mississippi - 0.1%
Mississippi Gen. Oblig. Series 2017 A, 5% 10/1/30	5,340	6,619
Missouri - 0.5%
Cape Girardeau County Indl. Dev. Auth.:
(South Eastern Health Proj.) Series 2017 A, 5% 3/1/27	970	1,141
(Southeast Hosp. Proj.) Series 2017 A, 5% 3/1/36	1,215	1,374
Kansas City Santn Swr. Sys. R Series 2018 B:
5% 1/1/24	660	764
5% 1/1/29	550	690
5% 1/1/31	415	515
5% 1/1/34	380	466
Missouri Dev. Fin. Board Infrastructure Facilities Rev. (City of Branson-Branson Landing Proj.) Series 2005 A, 6% 6/1/20	200	208
Missouri Envir. Impt. & Energy Resources Auth. Wtr. Poll. Cont.& Drinking Wtr. Rev. 5.125% 1/1/20	360	361
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. Series 2015 B:
4% 2/1/40	680	718
5% 2/1/30	2,395	2,808
5% 2/1/32	2,645	3,073
5% 2/1/36	2,145	2,457
5% 2/1/45	3,495	3,946
Missouri Health & Edl. Facilities Rev. Series 2016:
5% 5/15/29	970	1,158
5% 5/15/30	970	1,150
5% 5/15/31	970	1,143
5% 5/15/36	2,915	3,368
Missouri Hsg. Dev. Commission Single Family Mtg. Rev. Series 2019, 4% 5/1/50 (b)	1,350	1,481
Saint Louis Arpt. Rev. Series 2019 C, 5% 7/1/30	3,660	4,638
Saint Louis County Indl. Dev. Auth. Sr. Living Facilities Rev. Series 2018 A:
5% 9/1/38	1,800	2,006
5.125% 9/1/48	3,170	3,530

TOTAL MISSOURI		36,995

Montana - 0.2%
Montana Board Hsg. Single Family Series 2019 B, 4% 6/1/50 (b)	660	732
Montana Facility Fin. Auth. Rev. Series 2016:
5% 2/15/21	1,215	1,284
5% 2/15/22	1,260	1,371
5% 2/15/23	1,990	2,224
5% 2/15/24	2,080	2,382
5% 2/15/25	1,940	2,274
5% 2/15/26	3,105	3,705

TOTAL MONTANA		13,972

Nebraska - 0.3%
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev. Series 2019 B, 4% 9/1/49 (c)	3,725	4,011
Nebraska Pub. Pwr. District Rev. Series 2016 B:
5% 1/1/31	3,885	4,617
5% 1/1/34	4,235	4,988
5% 1/1/36	5,135	6,006

TOTAL NEBRASKA		19,622

Nevada - 1.3%
Carson City Hosp. Rev. (Carson Tahoe Hosp. Proj.):
Series 2017 5% 9/1/32	725	841
Series 2017:
5% 9/1/24	730	834
5% 9/1/28	445	532
5% 9/1/30	730	860
5% 9/1/34	740	854
Clark County Arpt. Rev.:
Series 2017 C, 5% 7/1/21 (c)	9,460	10,113
Series 2019 A:
5% 7/1/23 (b)	8,335	9,523
5% 7/1/26 (b)	2,965	3,638
Clark County Poll. Cont. Rev. Bonds Series 2010, 1.875%, tender 4/1/20 (a)	11,655	11,626
Clark County School District:
Series 2016 A:
5% 6/15/21	2,575	2,754
5% 6/15/23	2,250	2,549
Series 2017 A:
5% 6/15/25	5,770	6,846
5% 6/15/26	5,000	6,066
Series 2018 B, 5% 6/15/35	8,000	9,667
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig.:
Series 2012 B:
5% 6/1/22	970	1,072
5% 6/1/23	1,940	2,144
5% 6/1/24	1,940	2,144
5% 6/1/25	1,020	1,126
Series 2016 A:
5% 6/1/32	2,815	3,370
5% 6/1/33	4,855	5,794
5% 6/1/34	5,145	6,117
Nevada Gen. Oblig.:
Series 2012 B, 5% 8/1/21	1,355	1,458
Series 2013 D1, 5% 3/1/25	2,745	3,099

TOTAL NEVADA		93,027

New Hampshire - 0.7%
Nat'l. Fin. Auth. Solid Bonds (Waste Mgmt., Inc. Proj.):
Series 2019 A1, 2.15%, tender 7/1/24 (a)(c)	1,500	1,509
Series 2019 A2, 2.15%, tender 7/1/24 (a)(c)	2,955	2,974
Series 2019 A3, 2.15%, tender 7/1/24 (a)(c)	2,145	2,159
New Hampshire Health & Ed. Facilities Auth.:
(Partners Healthcare Sys., Inc. Proj.) Series 2017:
5% 7/1/24	1,335	1,564
5% 7/1/30	2,360	2,941
Series 2017 B, 4.125% 7/1/24 (d)	1,755	1,757
Series 2017 C, 3.5% 7/1/22 (d)	580	581
Series 2017, 5% 7/1/36	2,105	2,438
New Hampshire Health & Ed. Facilities Auth. Rev.:
Series 2012:
4% 7/1/22	1,310	1,398
5% 7/1/26	1,245	1,361
Series 2013 A, 5% 10/1/43	2,360	2,552
Series 2016:
4% 10/1/38	800	852
5% 10/1/26	4,560	5,503
5% 10/1/27	4,860	5,819
5% 10/1/28	1,940	2,312
5% 10/1/30	7,070	8,315
New Hampshire Tpk. Sys. Rev. Series 2012 B:
5% 2/1/22	2,185	2,383
5% 2/1/23	2,150	2,341
5% 2/1/24	1,725	1,877

TOTAL NEW HAMPSHIRE		50,636

New Jersey - 3.6%
Bayonne Gen. Oblig. Series 2016:
5% 7/1/31 (Build America Mutual Assurance Insured)	1,430	1,689
5% 7/1/32 (Build America Mutual Assurance Insured)	970	1,142
5% 7/1/33 (Build America Mutual Assurance Insured)	970	1,139
Camden County Impt. Auth. Health Care Redev. Rev. Series 2014 A:
5% 2/15/24	1,940	2,209
5% 2/15/25	970	1,101
New Jersey Econ. Dev. Auth. Rev.:
(Provident Montclair Proj.) Series 2017:
5% 6/1/25 (FSA Insured)	975	1,146
5% 6/1/27 (FSA Insured)	1,360	1,656
5% 6/1/28 (FSA Insured)	1,940	2,347
5% 6/1/29 (FSA Insured)	1,455	1,747
Series 2012 II, 5% 3/1/21	7,380	7,744
Series 2013 I, 5.5% 9/1/19 (Escrowed to Maturity)	4,260	4,288
Series 2013:
5% 3/1/23	9,030	9,986
5% 3/1/24	12,430	13,720
5% 3/1/25	1,360	1,492
Series 2015 XX, 5% 6/15/26	19,420	22,144
Series 2018 EEE, 5% 6/15/30	2,170	2,572
New Jersey Econ. Dev. Auth. Spl. Facilities Rev. (Port Newark Container Term. LLC. Proj.):
Series 2017:
5% 10/1/24 (c)	2,000	2,254
5% 10/1/25 (c)	2,750	3,144
Series 2017, 5% 10/1/37 (c)	6,230	6,943
New Jersey Edl. Facility Series 2016 A, 5% 7/1/29	1,820	2,143
New Jersey Gen. Oblig. Series Q, 5% 8/15/19	3,690	3,706
New Jersey Health Care Facilities Fing. Auth. Rev.:
Series 2016 A:
5% 7/1/21	285	303
5% 7/1/22	770	843
5% 7/1/23	2,940	3,294
5% 7/1/24	790	904
5% 7/1/25	855	996
5% 7/1/26	285	338
5% 7/1/27	425	502
5% 7/1/28	1,185	1,394
5% 7/1/28	1,265	1,488
5% 7/1/28	440	534
5% 7/1/33	1,465	1,745
Series 2016, 5% 7/1/41	3,665	4,120
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev.:
Series 2017 1A:
5% 12/1/22 (c)	1,285	1,419
5% 12/1/24 (c)	3,400	3,926
Series 2017 1B, 5% 12/1/21 (c)	1,365	1,469
Series 2019 A:
5% 12/1/21	1,070	1,160
5% 12/1/22	1,520	1,697
5% 12/1/23	1,810	2,075
5% 12/1/24	1,045	1,226
5% 12/1/25	1,925	2,307
New Jersey Tpk. Auth. Tpk. Rev.:
Bonds Series 2017 C5, 1 month U.S. LIBOR + 0.460% 2.168%, tender 1/1/21 (a)(e)	18,725	18,747
Series 2017 C1, 1 month U.S. LIBOR + 0.340% 2.048% 1/1/21 (a)(e)	2,090	2,091
New Jersey Trans. Trust Fund Auth.:
(Trans. Prog.) Series 2019 AA:
5% 6/15/30	3,500	4,161
5% 6/15/31	2,250	2,656
5% 6/15/32	5,660	6,646
Series 2003 B. 5.25% 12/15/19	2,945	2,994
Series 2008 A, 0% 12/15/35	5,345	3,018
Series 2010 A:
0% 12/15/27	13,270	10,346
0% 12/15/28	3,025	2,266
Series 2012 AA:
5% 6/15/23	7,285	7,920
5% 6/15/24	11,655	12,658
Series 2014 AA:
5% 6/15/25	12,140	13,701
5% 6/15/26	7,285	8,189
Series 2016 A, 5% 6/15/27	14,620	17,327
Series 2018 A:
5% 12/15/33	6,395	7,464
5% 12/15/34	5,070	5,890
5% 12/15/35	6,130	7,081

TOTAL NEW JERSEY		259,207

New Mexico - 0.2%
Farmington Poll. Cont. Rev. Bonds (Southern California Edison Co. Four Corners Proj.) Series 2005 A, 1.875%, tender 4/1/20 (a)	11,470	11,441
New York - 4.2%
Dorm. Auth. New York Univ. Rev. Series 2016 A:
5% 7/1/23	1,090	1,235
5% 7/1/25	2,430	2,889
Dutchess County Local Dev. Corp. Rev. (Health Quest Systems, Inc. Proj.) Series 2010 A:
5% 7/1/20 (Assured Guaranty Corp. Insured) (FSA Insured)	1,040	1,079
5.75% 7/1/40	970	1,014
Hudson Yards Infrastructure Corp. New York Rev. Series 2017 A:
5% 2/15/32	3,885	4,771
5% 2/15/35	7,285	8,795
Long Island Pwr. Auth. Elec. Sys. Rev. Series 2016 B:
5% 9/1/22	1,940	2,161
5% 9/1/23	1,455	1,668
5% 9/1/24	1,310	1,543
MTA Hudson Rail Yards Trust Oblig. Series 2016 A:
5% 11/15/51	12,380	13,151
5% 11/15/56	11,925	13,108
New York City Gen. Oblig.:
Series 2014 J, 5% 8/1/22	2,990	3,324
Series 2015 A, 5% 8/1/22	1,985	2,207
Series 2015 C, 5% 8/1/27	2,965	3,514
Series 2016 A, 5% 8/1/22	4,390	4,880
New York City Transitional Fin. Auth. Rev.:
Series 2003 B:
4% 2/1/21	4,855	5,064
5% 2/1/21	3,410	3,610
Series 2012 A, 5% 11/1/21	5,300	5,759
Series 2018 C2, 5% 5/1/32	9,175	11,421
Series 2019 A, 5% 8/1/35	7,520	9,231
Series 2019 B1:
5% 8/1/34	3,300	4,074
5% 8/1/35	8,400	10,312
Series B:
5% 11/1/20	25,825	26,144
5% 11/1/20 (Pre-Refunded to 11/1/19 @ 100)	10,295	10,423
New York Dorm. Auth. Mental Health Svcs. Facilities Impt. Rev. Series 2012 A, 5% 5/15/23	12,970	14,342
New York Dorm. Auth. Personal Income Tax Rev.:
Series 2010 A, 5% 2/15/20 (Escrowed to Maturity)	5	5
Series 2016 B, 5% 2/15/20	10	10
New York Dorm. Auth. Revs. Series 2009 A:
5% 7/1/20	4,855	4,866
5% 7/1/21	11,980	12,006
New York Dorm. Auth. Sales Tax Rev. Series 2018 C, 5% 3/15/32	13,810	17,291
New York Metropolitan Trans. Auth. Rev.:
Bonds Series 2018 A, 5%, tender 11/15/20 (a)	25,820	27,004
Series 2003 B, 5.25% 11/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,660	7,771
Series 2017 C-2, 0% 11/15/33	9,795	6,564
New York State Dorm. Auth. Series 2, 5% 2/15/20	2,900	2,967
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund:
Series 2010 A, 5% 4/1/23 (Pre-Refunded to 4/1/20 @ 100)	7,960	8,189
Series 2011 A1, 5% 4/1/20	2,155	2,216
Series 2011 A2, 5% 4/1/21	1,940	2,067
New York Trans. Dev. Corp.:
(Laguardia Arpt. Term. Redev. Proj.) Series 2016 A, 5% 7/1/41 (c)	8,155	8,978
Series 2016 A, 5.25% 1/1/50 (c)	13,305	14,734
New York Urban Dev. Corp. Rev.:
Gen. Oblig. (New York State Gen. Oblig. Proj.) Series 2017 A, 5% 3/15/32	2,745	3,350
Series 2011 A, 5% 3/15/22	7,385	7,852
Series 2017 A, 5% 3/15/22	2,215	2,434
Triborough Bridge & Tunnel Auth. Revs. Series 2013 A:
5% 11/15/23	2,915	3,384
5% 11/15/24	3,885	4,490

TOTAL NEW YORK		301,897

North Carolina - 1.0%
Nash Health Care Sys. Health Care Facilities Rev. Series 2012, 5% 11/1/41	3,340	3,541
North Carolina Cap. Facilities Fin. Agcy. Rev. Bonds (Republic Svcs., Inc. Proj.) Series 2013, 1.75%, tender 9/16/19 (a)(c)	4,890	4,890
North Carolina Grant Anticipation Rev. Series 2017:
5% 3/1/22	11,015	12,074
5% 3/1/23	9,715	10,979
North Carolina Med. Care Commission Health Care Facilities Rev. Bonds:
Series 2019 B, 2.2%, tender 12/1/22 (a)	9,865	9,972
Series 2019 C, 2.55%, tender 6/1/26 (a)	17,085	17,452
North Carolina Med. Care Commission Hosp. Rev. (North Carolina Baptist Hosp. Proj.) Series 2010:
5% 6/1/21	5,825	6,016
5% 6/1/22	3,885	4,011
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev. Series 2009 A, 5% 1/1/30	475	476

TOTAL NORTH CAROLINA		69,411

Ohio - 1.8%
Allen County Hosp. Facilities Rev. Bonds (Mercy Health) Series 2017 B, 5%, tender 5/5/22 (a)	2,670	2,926
American Muni. Pwr., Inc. Rev.:
(Amp Freemont Energy Ctr. Proj.):
Series 2012 B:
5% 2/15/22	1,945	2,126
5% 2/15/23 (Pre-Refunded to 2/15/22 @ 100)	2,110	2,306
Series 2012:
5% 2/15/21	1,455	1,539
5% 2/15/24 (Pre-Refunded to 2/15/22 @ 100)	1,940	2,121
Bonds Series 2019 A, 2.3%, tender 2/15/22 (a)	12,100	12,283
Series 2012 B:
5% 2/15/42	1,365	1,466
5% 2/15/42 (Pre-Refunded to 2/15/22 @ 100)	390	426
Series 2017 A, 5% 2/15/36	5,000	5,937
Cleveland Arpt. Sys. Rev. Series 2016 A:
5% 1/1/26 (FSA Insured)	970	1,137
5% 1/1/28 (FSA Insured)	1,480	1,724
5% 1/1/29 (FSA Insured)	2,165	2,512
5% 1/1/30 (FSA Insured)	1,940	2,244
Cleveland Wtr. Rev. Series 2012 A:
5% 1/1/26 (Pre-Refunded to 1/1/22 @ 100)	1,215	1,324
5% 1/1/27 (Pre-Refunded to 1/1/22 @ 100)	1,455	1,586
Columbus City School District 5% 12/1/32	1,770	2,116
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013:
5% 6/15/25	2,395	2,625
5% 6/15/26	2,515	2,747
5% 6/15/27	2,640	2,872
5% 6/15/28	2,770	3,003
Franklin County Hosp. Facilities Rev. Series 2016 C:
5% 11/1/25	1,940	2,338
5% 11/1/26	2,040	2,511
Lake County Hosp. Facilities Rev. Series 2015, 5% 8/15/27	2,195	2,556
Lancaster Port Auth. Gas Rev. Bonds Series 2019, 5%, tender 2/1/25 (a)	13,270	15,442
Lucas County Hosp. Rev. (ProMedica Healthcare Oblig. Group Proj.) Series 2011 A, 6.5% 11/15/37 (Pre-Refunded to 11/15/21 @ 100)	4,465	4,996
Miami County Hosp. Facilities Rev. (Kettering Health Network Obligated Group Proj.) Series 2019:
5% 8/1/31	1,000	1,215
5% 8/1/32	1,000	1,208
5% 8/1/33	1,000	1,203
Muskingum County Hosp. Facilities:
(Genesis Healthcare Sys. Obligated Group Proj.) Series 2013, 5% 2/15/27	5,715	6,233
Series 2013, 5% 2/15/20	1,160	1,179
Ohio Bldg. Auth.:
(Administrative Bldg. Fund Proj.) Series 2009 B, 5% 10/1/21	3,010	3,037
(Adult Correctional Bldg. Fund Proj.) Series 2009 B:
5% 10/1/21	4,835	4,879
5% 10/1/22	1,940	1,958
5% 10/1/23	2,915	2,941
Ohio Higher Edl. Facility Commission Rev. (Univ. Hosp. Health Sys. Proj.) Series 2010 A, 5.25% 1/15/21	4,650	4,745
Ohio Hosp. Facilities Rev. Series 2017 A:
5% 1/1/27	2,470	3,060
5% 1/1/29	4,855	6,103
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev. (Mtg. Backed Securities Prog.) Series 2019 B, 4.5% 3/1/50 (b)	960	1,075
Ohio Tpk. Commission Tpk. Rev. (Infrastructure Proj.) Series 2005 A, 0% 2/15/42	11,265	5,503
Scioto County Hosp. Facilities Rev. Series 2016, 5% 2/15/29	2,250	2,640
Wood County Hosp. Facilities Rev. (Wood County Hosp. Assoc. Proj.) Series 2012:
5% 12/1/32	690	729
5% 12/1/42	875	914

TOTAL OHIO		131,485

Oklahoma - 0.8%
Canadian Cny Edl. Facilities Auth. (Mustang Pub. Schools Proj.) Series 2017, 5% 9/1/26	2,015	2,458
Grand River Dam Auth. Rev. Series 2014 A:
5% 6/1/27	1,165	1,354
5% 6/1/28	1,455	1,688
Oklahoma City Pub. Property Auth. Hotel Tax Rev. Series 2015:
5% 10/1/25	1,020	1,221
5% 10/1/26	1,455	1,731
5% 10/1/27	1,155	1,371
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (OU Medicine Proj.) Series 2018 B:
5% 8/15/27	970	1,163
5% 8/15/28	970	1,180
5% 8/15/29	410	496
5% 8/15/33	1,070	1,269
Oklahoma Dev. Fin. Auth. Rev. (Saint John Health Sys. Proj.) Series 2012:
5% 2/15/23 (Pre-Refunded to 2/15/22 @ 100)	3,010	3,290
5% 2/15/42 (Pre-Refunded to 2/15/22 @ 100)	6,975	7,624
Oklahoma Pwr. Auth. Pwr. Supply Sys. Rev.:
Series 2010 A:
5% 1/1/21 (FSA Insured)	3,885	3,956
5% 1/1/22 (FSA Insured)	12,095	12,306
Series 2014 A:
5% 1/1/26	1,650	1,930
5% 1/1/27	5,825	6,795
5% 1/1/28	1,940	2,259
5% 1/1/29	1,525	1,773
Series 2014 B, 5% 1/1/27	2,085	2,432

TOTAL OKLAHOMA		56,296

Oregon - 0.1%
Clackamas County Hosp. Facility Auth. (Willamette View Proj.) Series 2017 B, 3% 11/15/22	735	737
Oregon Facilities Auth. Rev. (Legacy Health Proj.) Series 2016 A, 5% 6/1/22	900	991
Washington, Multnomah & Yamhill County School District #1J Series 2017, 5% 6/15/30	2,915	3,601

TOTAL OREGON		5,329

Pennsylvania - 3.9%
Allegheny County Hosp. Dev. Auth. Rev. Series 2019 A:
5% 7/15/21	1,515	1,623
5% 7/15/22	1,715	1,895
5% 7/15/23	765	870
5% 7/15/24	2,300	2,687
5% 7/15/25	3,030	3,621
Erie County Hosp. Auth. Rev. (Saint Vincent Health Ctr. Proj.) Series 2010 A, 7% 7/1/27 (Pre-Refunded to 7/1/20 @ 100)	7,350	7,756
Lehigh County Indl. Dev. Auth. Poll. Cont. Rev. Bonds:
(PPL Elec. Utils. Corp. Proj.) Series 2016 A, 1.8%, tender 9/1/22 (a)	4,210	4,214
Series B, 1.8%, tender 8/15/22 (a)	10,600	10,664
Monroeville Fin. Auth. UPMC Rev. Series 2012, 5% 2/15/26	3,205	3,878
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.) Series 1993 A, 6% 6/1/22 (AMBAC Insured)	3,815	4,208
Montgomery County Higher Ed. & Health Auth. Rev.:
Series 2014 A, 5% 10/1/23	330	364
Series 2016 A:
5% 10/1/28	1,385	1,585
5% 10/1/29	1,495	1,701
5% 10/1/32	4,670	5,237
5% 10/1/36	7,560	8,382
5% 10/1/40	3,490	3,838
Series 2019:
5% 9/1/30	1,250	1,553
5% 9/1/31	2,500	3,092
5% 9/1/33	1,370	1,678
Northampton County Gen. Purp. Auth. Hosp. Rev. (St. Luke's Univ. Health Network Proj.) Series 2018 A, 4% 8/15/48	2,485	2,610
Pennsylvania Econ. Dev. Auth. Governmental Lease (Forum Place Proj.) Series 2012:
5% 3/1/21	3,025	3,190
5% 3/1/22	1,940	2,108
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev. Bonds:
(Republic Svcs., Inc. Proj.):
Series 2019 A, 1.95%, tender 7/15/19 (a)(c)	3,050	3,050
Series 2019 B1, 1.95%, tender 7/15/19 (a)(c)	3,450	3,451
(Waste Mgmt., Inc. Proj.) Series 2017 A, 1.7%, tender 8/3/20 (a)(c)	5,545	5,541
Series 2011, 2.625%, tender 7/1/24 (a)(c)	5,015	5,015
Pennsylvania Gen. Oblig.:
Series 2011, 5% 7/1/21	2,040	2,189
Series 2013, 5% 10/15/27	9,710	11,109
Series 2014, 5% 7/1/23	1,500	1,713
Series 2015 1, 5% 3/15/31	3,615	4,200
Series 2016, 5% 9/15/29	27,190	32,854
Series 2017, 5% 1/1/27	8,765	10,804
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Univ. of Penn Health Systems Proj.):
Series 2017 A:
5% 8/15/28	1,215	1,507
5% 8/15/30	2,090	2,555
Series 2017, 5% 8/15/27	1,165	1,455
(Univ. of Pennsylvania Health Sys. Proj.) Series 2009 A, 5.25% 8/15/21 (Pre-Refunded to 8/15/19 @ 100)	2,040	2,050
Pennsylvania Pub. School Bldg. Auth. School Rev. (The School District of Harrisburg Proj.) Series 2016 A:
5% 12/1/28 (FSA Insured)	6,100	7,343
5% 12/1/33 (FSA Insured)	4,300	5,021
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2013 A2:
5% 12/1/28	1,215	1,504
5% 12/1/33	1,215	1,462
Series 2017 A1:
5% 12/1/22	485	543
5% 12/1/23	535	616
5% 12/1/29	1,455	1,798
5% 12/1/34	970	1,169
Philadelphia Arpt. Rev. Series 2017 B:
5% 7/1/30 (c)	1,720	2,063
5% 7/1/31 (c)	2,430	2,896
Philadelphia Gas Works Rev. Series 15:
5% 8/1/23	970	1,102
5% 8/1/24	730	850
5% 8/1/25	775	918
Philadelphia Gen. Oblig.:
Series 2015 B:
5% 8/1/27	2,915	3,432
5% 8/1/29	10,165	11,883
5% 8/1/30	10,705	12,455
5% 8/1/31	11,280	13,068
Series 2019 A:
5% 8/1/21	1,835	1,969
5% 8/1/22	1,180	1,306
5% 8/1/23	1,910	2,176
5% 8/1/24	3,425	4,006
5% 8/1/26	3,225	3,935
Philadelphia School District Series 2010 C:
5% 9/1/20	13,595	14,118
5% 9/1/21	5,825	6,053
Pittsburgh School District Series 2010 A:
5% 9/1/19 (FSA Insured)	1,455	1,464
5% 9/1/20 (FSA Insured)	970	1,011
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev.:
Series 2019 A, 5% 9/1/38 (FSA Insured) (b)	570	693
Series 2019 B:
5% 9/1/31 (FSA Insured) (b)	1,855	2,362
5% 9/1/33 (FSA Insured) (b)	1,250	1,624
Southcentral Pennsylvania Gen. Auth. Rev. Series 2019 A:
5% 6/1/38	2,890	3,518
5% 6/1/39	4,690	5,694
State Pub. School Bldg. Auth. Lease Rev. (Philadelphia School District Proj.) Series 2015 A, 5% 6/1/26	1,345	1,575

TOTAL PENNSYLVANIA		283,874

Rhode Island - 0.5%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev.:
Series 2016 B:
5% 9/1/31	6,625	7,503
5% 9/1/36	320	357
Series 2016, 5% 5/15/39	5,475	6,182
Rhode Island Health & Edl. Bldg. Corp. Pub. Schools Rev. Series 2015, 5% 5/15/25 (FSA Insured)	7,985	9,427
Rhode Island Hsg. & Mtg. Fin. Corp. Series 2019 70, 4% 10/1/49	2,415	2,641
Rhode Island Student Ln. Auth. Student Ln. Rev. Series A, 3.5% 12/1/34 (c)	3,540	3,672
Tobacco Setlement Fing. Corp. Series 2015 A:
5% 6/1/27	1,770	2,005
5% 6/1/28	2,330	2,632

TOTAL RHODE ISLAND		34,419

South Carolina - 1.6%
Beaufort-Jasper Wtr. & Swr. Sys. Series 2016 B:
5% 3/1/22	970	1,064
5% 3/1/24	970	1,129
5% 3/1/25	970	1,158
Scago Edl. Facilities Corp. for Colleton School District (School District of Colleton County Proj.) Series 2015:
5% 12/1/27	3,885	4,552
5% 12/1/29	3,155	3,674
South Carolina Hsg. Fin. & Dev. Auth. Mtg. Rev. Series 2019 A, 4% 1/1/50 (b)	3,625	4,001
South Carolina Jobs-Econ. Dev. Auth.:
(Anmed Health Proj.) Series 2016:
5% 2/1/22	2,135	2,316
5% 2/1/24	970	1,108
5% 2/1/26	1,650	1,964
(Anmed Heath Proj.) Series 2016, 5% 2/1/25	1,700	1,985
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev. (Bon Secours Health Sys. Proj.) Series 2013, 5% 11/1/28 (Pre-Refunded to 11/1/22 @ 100)	3,100	3,470
South Carolina Ports Auth. Ports Rev. Series 2018:
5% 7/1/28 (c)	2,235	2,796
5% 7/1/30 (c)	4,790	5,909
South Carolina Pub. Svc. Auth. Rev.:
Series 2013 E, 5.5% 12/1/53	6,335	7,059
Series 2014 A:
5% 12/1/49	12,620	13,957
5.5% 12/1/54	17,285	19,478
Series 2014 C:
5% 12/1/25	3,885	4,532
5% 12/1/26	3,885	4,522
5% 12/1/27	3,010	3,494
5% 12/1/46	3,540	3,958
Series 2016 B:
5% 12/1/35	6,250	7,346
5% 12/1/36	9,280	10,876
South Carolina Trans. Infrastructure Bank Rev. Series 2016 A, 5% 10/1/25	1,645	1,978

TOTAL SOUTH CAROLINA		112,326

South Dakota - 0.1%
South Dakota Health & Edl. Facilities Auth. Rev.:
(Avera Health Proj.) Series 2017, 5% 7/1/23	970	1,100
Series 2014 B:
5% 11/1/24	1,200	1,409
5% 11/1/25	1,175	1,378
5% 11/1/26	195	228
Series 2017:
5% 7/1/24	435	507
5% 7/1/27	365	450
5% 7/1/33	1,700	2,021
5% 7/1/35	1,360	1,601

TOTAL SOUTH DAKOTA		8,694

Tennessee - 0.9%
Greeneville Health & Edl. Facilities Board Series 2018 A:
5% 7/1/29	970	1,191
5% 7/1/30	1,165	1,418
Knox County Health Edl. & Hsg. Facilities Board Rev.:
Series 2016:
5% 9/1/22	1,170	1,272
5% 9/1/24	995	1,128
Series 2017:
5% 4/1/24	970	1,090
5% 4/1/25	1,315	1,506
Lewisburg Indl. Dev. Board Bonds (Waste Mgmt. Tennessee Proj.) Series 2012, 1.95%, tender 8/1/19 (a)(c)	5,000	5,002
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2010 B, 5.625% 7/1/20 (c)	4,855	5,048
Tennergy Corp. Gas Rev. Bonds Series 2019 A, 5%, tender 10/1/24 (a)	18,440	21,302
Tennessee Energy Acquisition Corp. Bonds:
(Gas Rev. Proj.) Series A, 4%, tender 5/1/23 (a)	11,735	12,579
Series 2018, 4%, tender 11/1/49	10,670	11,757

TOTAL TENNESSEE		63,293

Texas - 14.3%
Arlington Spl. Tax Rev. Series 2018 C, 5% 2/15/45	2,955	3,086
Austin Arpt. Sys. Rev. Series 2014, 5% 11/15/29 (c)	2,690	3,110
Austin Cmnty. College District Rev. (Convention Ctr. Proj.) Series 2002, 0% 2/1/22 (AMBAC Insured)	1,295	1,242
Austin Elec. Util. Sys. Rev. Series 2012 A, 5% 11/15/23	1,455	1,622
Brownsville Independent School District Series 2017, 4% 8/15/22	4,000	4,312
Central Reg'l. Mobility Auth.:
Series 2015 A:
5% 1/1/31	1,165	1,345
5% 1/1/32	970	1,115
5% 1/1/34	1,940	2,217
5% 1/1/40	5,340	6,028
Series 2016:
5% 1/1/31	2,305	2,685
5% 1/1/32	4,855	5,632
5% 1/1/35	3,240	3,723
5% 1/1/36	1,580	1,812
Cypress-Fairbanks Independent School District:
Bonds:
Series 2014 B2, 1.4%, tender 8/17/20 (a)	5,545	5,544
Series 2014 B3, 1.4%, tender 8/17/20 (a)	6,005	6,004
Series 2014 C, 5% 2/15/44	3,025	3,397
Series 2016:
5% 2/15/22	4,855	5,318
5% 2/15/23	4,855	5,480
5% 2/15/24	24,410	28,346
5% 2/15/25	20,810	24,775
5% 2/15/27	3,475	4,214
Dallas Area Rapid Transit Sales Tax Rev. Series 2007, 5.25% 12/1/29	7,135	9,502
Dallas County Util. and Reclamation District Series 2013, 5% 2/15/24	6,130	7,044
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2009 A, 5% 11/1/19	970	982
Series 2014 B:
5% 11/1/26 (c)	2,920	3,217
5% 11/1/27 (c)	1,245	1,370
5% 11/1/28 (c)	2,765	3,038
5% 11/1/30 (c)	5,280	5,772
5% 11/1/31 (c)	11,155	12,172
5% 11/1/32 (c)	14,110	15,378
5% 11/1/33 (c)	9,710	10,573
5% 11/1/34 (c)	2,295	2,496
Dallas Gen. Oblig.:
Series 2012, 5% 2/15/23	4,295	4,690
Series 2014, 5% 2/15/24	5,770	6,664
Series 2019 B:
5% 2/15/30	4,080	5,183
5% 2/15/32	7,095	8,909
5% 2/15/33	7,585	9,462
Dallas Independent School District:
Bonds:
Series 2016, 5%, tender 2/15/22 (a)	60	66
Series 2019:
5%, tender 2/15/22 (a)	690	754
5%, tender 2/15/22 (a)	2,880	3,135
Series 2019:
5% 2/15/28	1,750	2,207
5% 2/15/29	2,355	2,956
5% 2/15/30	5,095	6,354
Denton Independent School District Series 2016, 0% 8/15/25	2,770	2,497
El Paso Gen. Oblig. Series 2019 A:
5% 8/15/30	5,100	6,310
5% 8/15/31	3,610	4,440
5% 8/15/32	3,620	4,440
5% 8/15/33	5,890	7,174
5% 8/15/34	2,945	3,570
Fort Bend Independent School District Bonds:
Series 2019 A, 1.95%, tender 8/1/22 (a)	3,180	3,219
Series C, 1.35%, tender 8/1/20 (a)	3,025	3,023
Series D, 1.5%, tender 8/1/21 (a)	5,450	5,434
Fort Worth Gen. Oblig. Series 2016, 5% 3/1/27	5,755	6,949
Fort Worth Independent School District:
Series 2015, 5% 2/15/22	2,760	3,022
Series 2016, 5% 2/15/26	3,530	4,303
Frisco Independent School District Series 2009, 5.375% 8/15/39 (Assured Guaranty Corp. Insured)	2,500	2,512
Grand Parkway Trans. Corp.:
Bonds Series 2018 B, 5%, tender 10/1/23 (a)	40,590	46,083
Series 2013 B:
5% 4/1/53	1,130	1,234
5.25% 10/1/51	2,430	2,723
5.5% 4/1/53	5,730	6,427
Series 2013 C, 5.125% 10/1/43	2,430	2,678
Series 2018 A:
5% 10/1/31	4,965	6,156
5% 10/1/32	4,210	5,202
5% 10/1/33	6,420	7,901
5% 10/1/34	4,855	5,949
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Series 2019 A:
4% 10/1/35 (b)	1,750	1,968
4% 10/1/36 (b)	3,000	3,361
Harris County Gen. Oblig. Series 2012 C:
5% 8/15/24	1,045	1,155
5% 8/15/25	3,750	4,141
Houston Arpt. Sys. Rev.:
Series 2011 A, 5% 7/1/20 (c)	7,770	8,042
Series 2012 A, 5% 7/1/23 (c)	6,750	7,432
Series 2018 A:
5% 7/1/26 (c)	1,635	1,965
5% 7/1/27 (c)	2,050	2,505
5% 7/1/28 (c)	970	1,205
Series 2018 B:
5% 7/1/28	3,110	3,932
5% 7/1/29	12,140	15,246
5% 7/1/30	6,385	7,959
Houston Convention and Entertainment Facilities Dept. Hotel Occupancy Tax and Spl. Rev. Series 2019:
5% 9/1/29	1,000	1,254
5% 9/1/30	1,250	1,555
5% 9/1/31	1,650	2,035
5% 9/1/33	1,535	1,878
5% 9/1/34	1,250	1,523
5% 9/1/35	1,700	2,063
Houston Gen. Oblig. Series 2017 A:
5% 3/1/23	2,095	2,360
5% 3/1/24	9,710	11,242
5% 3/1/25	4,080	4,838
Houston Util. Sys. Rev.:
Series 2014 C, 5% 5/15/28	2,525	2,918
Series 2016 B, 5% 11/15/33	2,330	2,792
Irving Hosp. Auth. Hosp. Rev. Series 2017 A:
5% 10/15/24	485	560
5% 10/15/26	680	811
5% 10/15/27	485	575
5% 10/15/29	630	740
5% 10/15/31	990	1,146
5% 10/15/35	1,425	1,621
5% 10/15/36	965	1,095
5% 10/15/39	1,215	1,368
5% 10/15/44	1,440	1,611
Love Field Arpt. Modernization Rev. Series 2015:
5% 11/1/30 (c)	1,360	1,585
5% 11/1/31 (c)	3,070	3,565
Lower Colorado River Auth. Rev.:
(LCRA Transmission Svcs. Corp. Proj.):
Series 2018:
5% 5/15/32	4,565	5,644
5% 5/15/34	2,430	2,982
5% 5/15/36	2,430	2,962
Series 2019:
5% 5/15/32	1,500	1,885
5% 5/15/33	2,250	2,813
5% 5/15/34	2,250	2,797
5% 5/15/35	5,575	6,898
5% 5/15/36	1,075	1,323
Series 2015 B:
5% 5/15/25	6,615	7,887
5% 5/15/27	2,915	3,438
5% 5/15/28	2,845	3,333
5% 5/15/29	8,255	9,703
Series 2015 D:
5% 5/15/22	825	908
5% 5/15/23	680	771
5% 5/15/24	1,185	1,380
5% 5/15/26	1,360	1,615
Midway Independent School District Series 2000, 0% 8/15/19	1,360	1,358
Mission Econ. Dev. Corp. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series 2008 A, 1.9%, tender 8/1/19 (a)(c)	6,900	6,902
New Hope Cultural Ed. Facilities Finc (Childrens Med. Ctr. of Dallas) Series 2017 A:
5% 8/15/24	1,960	2,293
5% 8/15/25	2,430	2,908
5% 8/15/26	1,505	1,839
5% 8/15/27	1,565	1,946
5% 8/15/30	2,330	2,839
Newark Higher Ed. Fin. Corp. (Abilene Christian Univ. Proj.) Series 2016 A:
5% 4/1/27	2,135	2,507
5% 4/1/28	1,395	1,630
North East Texas Independent School District Bonds:
Series 2013 B, 1.42%, tender 8/1/21 (a)	4,125	4,103
Series 2019, 2.2%, tender 8/1/24 (a)	4,310	4,421
North Harris County Reg'l. Wtr. Auth. Series 2013:
4% 12/15/23	995	1,079
4% 12/15/24	1,770	1,916
North Texas Tollway Auth. Rev.:
(Sr. Lien Proj.) Series 2017 A:
5% 1/1/30	1,240	1,475
5% 1/1/33	1,280	1,532
(Sub Lien Proj.) Series 2017 B:
5% 1/1/30	470	555
5% 1/1/31	660	775
5% 1/1/32	2,915	3,483
Series 2011 A:
5.5% 9/1/41 (Pre-Refunded to 9/1/21 @ 100)	12,490	13,589
6% 9/1/41 (Pre-Refunded to 9/1/21 @ 100)	970	1,066
Series 2014 A:
5% 1/1/23	1,735	1,946
5% 1/1/24	4,855	5,596
Series 2015 B:
5% 1/1/29	9,710	11,333
5% 1/1/30	4,855	5,646
Series 2016 A, 5% 1/1/39	6,800	7,867
Series 2017 A, 5% 1/1/43	10,000	11,815
Northside Independent School District Bonds Series 2018, 2.75%, tender 8/1/23 (a)	22,990	24,012
Prosper Independent School District Series 2019:
5% 2/15/41	1,600	1,961
5% 2/15/44	4,955	6,048
Rockwall Independent School District Series 2015, 0% 2/15/25	1,615	1,466
San Antonio Elec. & Gas Sys. Rev.:
Bonds Series 2015 B, 2%, tender 12/1/21 (a)	6,875	6,921
Series 2012, 5.25% 2/1/25	3,110	3,742
Series 2017:
5% 2/1/29	1,455	1,817
5% 2/1/30	970	1,203
5% 2/1/31	1,455	1,791
5% 2/1/33	1,165	1,422
San Antonio Pub. Facilities Corp. and Rfdg. Lease (Convention Ctr. Proj.) Series 2012:
5% 9/15/23	4,660	5,164
5% 9/15/24	7,275	8,058
5% 9/15/25	9,025	9,990
San Antonio Wtr. Sys. Rev.:
Bonds Series 2014 B, 2%, tender 11/1/22 (a)	13,110	13,259
Series 2012, 5% 5/15/22 (Pre-Refunded to 5/15/22 @ 100)	5,825	6,422
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ. Proj.) Series 2009:
5% 10/1/19	2,955	2,982
5% 10/1/20 (Pre-Refunded to 10/1/19 @ 100)	2,115	2,134
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.:
(Scott & White Healthcare Proj.) Series 2013 A:
5% 8/15/25	970	1,104
5% 8/15/26	1,485	1,686
5% 8/15/28	1,575	1,780
5% 8/15/33	3,690	4,116
5.5% 9/1/43	5,195	5,805
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. Series 2016 A:
5% 2/15/25	5,585	6,613
5% 2/15/34	2,040	2,412
Texas A&M Univ. Rev. Series 2016 C, 5% 5/15/23	5,475	6,227
Texas Dept. of Hsg. & Cmnty. Affairs Multi-family Hsg. Rev. Series 2019, 2.95% 7/1/36	6,620	6,625
Texas Gen. Oblig.:
Series 2011 A:
5% 8/1/19 (c)	1,500	1,504
5% 8/1/21 (c)	1,485	1,593
Series 2011 C:
5% 8/1/20 (c)	1,580	1,641
5% 8/1/21 (c)	1,420	1,523
Series 2013 B, 5% 8/1/25 (c)	11,725	13,363
Series 2014, 5% 8/1/26 (c)	5,020	5,839
Texas Private Activity Bond Surface Trans. Corp. Series 2013, 7% 12/31/38 (c)	15,540	18,262
Texas Pub. Fin. Auth. Lease Rev. Series 2019:
5% 2/1/23	1,500	1,688
5% 2/1/24	1,130	1,307
5% 2/1/26	2,600	3,149
5% 2/1/27	2,500	3,093
5% 2/1/28	1,315	1,659
Texas State Univ. Sys. Fing. Rev. Series 2017 A, 5% 3/15/29	4,530	5,572
Texas Trans. Commission Central Texas Tpk. Sys. Rev. Bonds Series 2015 A, 5%, tender 4/1/20 (a)	23,115	23,692
Texas Wtr. Dev. Board Rev.:
Series 2017 A:
5% 4/15/22	4,125	4,541
5% 4/15/25	6,055	7,238
5% 10/15/25	2,555	3,092
5% 4/15/26	4,195	5,134
5% 4/15/29	6,310	7,915
5% 4/15/30	16,995	21,201
Series 2018 B:
5% 4/15/29	2,750	3,525
5% 10/15/29	2,250	2,874
5% 10/15/30	3,240	4,111
5% 4/15/31	5,000	6,324
Series 2019:
5% 8/1/30	8,650	11,145
5% 8/1/31	4,500	5,760
5% 8/1/32	3,000	3,822
5% 8/1/33	3,450	4,376
5% 8/1/34	4,500	5,679
5% 8/1/35	5,500	6,909
Travis County Gen. Oblig.:
Series 2016 A, 5% 3/1/24	2,905	3,370
Series 2019 A:
5% 3/1/34	5,645	7,081
5% 3/1/35	17,080	21,324
Univ. of Houston Univ. Revs.:
Series 2017 A, 5% 2/15/30	6,325	7,548
5.25% 2/15/25 (FSA Insured)	380	381
Univ. of Texas Board of Regents Sys. Rev.:
Series 2010, 5% 8/15/22	2,970	3,309
Series 2016 D:
5% 8/15/20	1,940	2,021
5% 8/15/21	2,245	2,420
5% 8/15/22	2,430	2,707
Series 2016 E, 5% 8/15/22	2,605	2,902
Series 2016 J, 5% 8/15/22	2,590	2,885
Univ. of Texas Permanent Univ. Fund Rev. Series 2016 B:
5% 7/1/22	1,695	1,878
5% 7/1/29	1,740	2,121

TOTAL TEXAS		1,033,219

Utah - 0.1%
Salt Lake City Arpt. Rev. Series 2017 A:
5% 7/1/26 (c)	1,120	1,349
5% 7/1/28 (c)	3,885	4,741
Utah Associated Muni. Pwr. Sys. Rev. (Payson Pwr. Proj.) 5% 9/1/24 (Pre-Refunded to 9/1/22 @ 100)	2,915	3,241

TOTAL UTAH		9,331

Virginia - 1.1%
Chesapeake Trans. Sys. Toll Road Rev. Series 2012 A, 5% 7/15/22	970	1,063
Fredericksburg Econ. Dev. Auth. Rev. Series 2014:
5% 6/15/27	1,260	1,451
5% 6/15/29	1,385	1,586
5% 6/15/33	1,475	1,673
Norfolk Econ. Dev. Auth. Hosp. Facilities Rev. Bonds Series 2018 A, 5%, tender 11/1/28 (a)	1,455	1,832
Stafford County Econ. Dev. Auth. Hosp. Facilities Rev. Series 2016:
4% 6/15/37	615	650
5% 6/15/32	1,750	2,058
5% 6/15/34	2,235	2,607
Virginia College Bldg. Auth. Edl. Facilities Rev.:
(21st Century College and Equip. Prog.):
Series 2017 C, 5% 2/1/26	5,540	6,752
Series 2017 E, 5% 2/1/31	10,295	12,864
(Virginia Gen. Oblig.) Series 2017 E, 5% 2/1/30	8,875	11,175
Virginia Commonwealth Trans. Board Rev. (Virginia Gen. Oblig. Proj.) Series 2017 A:
5% 5/15/29	6,160	7,749
5% 5/15/30	12,035	15,044
Virginia Small Bus. Fing. Auth. (95 Express Lane LLC Proj.) Series 2012, 5% 1/1/40 (c)	7,380	7,813
Winchester Econ. Dev. Auth. Series 2015:
5% 1/1/32	1,940	2,261
5% 1/1/33	2,515	2,915
Wise County Indl. Dev. Auth. Waste & Sewage Rev. Bonds Series 2009 A, 2.15%, tender 9/1/20 (a)	2,700	2,719

TOTAL VIRGINIA		82,212

Washington - 2.5%
Chelan County Pub. Util. District #1 Columbia River-Rock Island Hydro-Elec. Sys. Rev. Series 1997 A, 0% 6/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,990	1,825
Clark County School District #37, Vancouver Series 2001 C, 0% 12/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,915	2,898
Grant County Pub. Util. District #2 Series 2012 A:
5% 1/1/22	970	1,056
5% 1/1/23	970	1,073
5% 1/1/24	2,265	2,495
Port of Seattle Rev.:
Series 2016 B, 5% 10/1/29 (c)	4,615	5,454
Series 2016:
5% 2/1/27	1,205	1,452
5% 2/1/29	2,430	2,904
Port of Seattle Spl. Facility Rev. Series 2013, 5% 6/1/23 (c)	860	970
Tacoma Elec. Sys. Rev. Series 2017:
5% 1/1/29	1,050	1,290
5% 1/1/36	1,140	1,357
Tobacco Settlement Auth. Rev. Series 2018:
5% 6/1/23	2,430	2,693
5% 6/1/24	3,430	3,795
Washington Gen. Oblig.:
Series 2018 A, 5% 8/1/32	14,420	17,672
Series 2018 D:
5% 8/1/32	24,300	29,780
5% 8/1/33	30,735	37,482
Series 2019 A, 5% 8/1/31	10,495	13,157
Series 2019 B, 5% 6/1/34	3,300	4,067
Series R 97A, 0% 7/1/19 (Escrowed to Maturity)	3,340	3,340
Series R-2017 A:
5% 8/1/27	1,735	2,134
5% 8/1/28	1,735	2,124
5% 8/1/30	1,735	2,097
Washington Health Care Facilities Auth. Rev.:
(Overlake Hosp. Med. Ctr. Proj.) Series 2010, 5.5% 7/1/30 (Pre-Refunded to 7/1/20 @ 100)	2,135	2,224
(Overlake Hosp. Med. Ctr., WA. Proj.) Series 2017 B:
5% 7/1/25	240	285
5% 7/1/26	1,935	2,345
5% 7/1/29	3,100	3,822
5% 7/1/34	610	731
5% 7/1/42	3,900	4,538
(Providence Health Systems Proj.) Series 2018 B:
5% 10/1/27	2,430	3,022
5% 10/1/28	1,940	2,455
(Virginia Mason Med. Ctr. Proj.) Series 2017, 5% 8/15/28	3,625	4,289
(Virginia Mason Med. Ctr. Proj.) Series 2017, 5% 8/15/31	5,505	6,391
Series 2015, 5% 1/1/29	1,260	1,465
Series 2017, 5% 8/15/32	1,520	1,758
Washington Higher Ed. Facilities Auth. Rev.:
(Whitworth Univ. Proj.) Series 2016 A:
5% 10/1/29	550	639
5% 10/1/31	2,635	3,028
5% 10/1/33	560	640
Series 2016 A, 5% 10/1/30	2,510	2,899

TOTAL WASHINGTON		181,646

West Virginia - 0.0%
West Virginia Hosp. Fin. Auth. Hosp. Rev. Series 2018 A, 5% 1/1/36	3,000	3,532
Wisconsin - 1.4%
Pub. Fin. Auth. Hosp. Rev. Series 2019 A, 5% 10/1/44	8,185	9,663
Pub. Fin. Auth. Sr Liv Rev. (Mary's Woods At Marylhurst, Inc. Proj.):
Series 2017 A:
5% 5/15/23 (d)	1,245	1,338
5% 5/15/30 (d)	1,135	1,243
5.25% 5/15/37 (d)	345	378
5.25% 5/15/42 (d)	420	455
5.25% 5/15/47 (d)	420	454
5.25% 5/15/52 (d)	790	852
Series 2017 B-1 3.95% 11/15/24 (d)	305	306
Pub. Fin. Auth. Solid Waste Bonds (Waste Mgmt., Inc. Proj.):
Series 2017 A, 1.95%, tender 8/1/19 (a)(c)	5,000	5,002
Series 2017 A-1, 1.95%, tender 8/1/19 (a)(c)	5,000	5,002
Pub. Fin. Auth. Wisconsin Retirement Facility Rev. Series 2018:
5% 10/1/43 (d)	890	976
5% 10/1/48 (d)	1,075	1,175
5% 10/1/53 (d)	3,010	3,282
Wisconsin Health & Edl. Facilities:
Series 2010:
5.75% 7/1/30 (Pre-Refunded to 7/1/20 @ 100)	715	746
5.75% 7/1/30 (Pre-Refunded to 7/1/20 @ 100)	1,230	1,283
Series 2014 A:
5% 11/15/24	8,510	9,977
5% 11/15/27	6,515	7,562
Series 2014:
5% 5/1/26	810	911
5% 5/1/28	1,750	1,961
5% 5/1/29	865	968
Series 2016, 4% 2/15/38 (Pre-Refunded to 8/15/25 @ 100)	1,260	1,436
Series 2017 A:
5% 9/1/34	1,750	1,985
5% 9/1/36	2,100	2,357
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Agnesian HealthCare, Inc. Proj.):
Series 2010, 5.5% 7/1/40 (Pre-Refunded to 7/1/20 @ 100)	1,750	1,822
Series 2013 B:
5% 7/1/25 (Pre-Refunded to 7/1/23 @ 100)	970	1,104
5% 7/1/36 (Pre-Refunded to 7/1/23 @ 100)	6,785	7,723
Series 2012:
5% 6/1/27	1,750	1,890
5% 6/1/32	995	1,069
5% 8/15/32 (Pre-Refunded to 8/15/22 @ 100)	1,600	1,777
5% 6/1/39	2,345	2,497
Wisconsin St Gen. Fund Annual Appropriation Series 2019 A:
5% 5/1/26	8,580	10,537
5% 5/1/27	12,590	15,798

TOTAL WISCONSIN		103,529

Wyoming - 0.1%
Campbell County Solid Waste Facilities Rev. (Basin Elec. Pwr. Coop. - Dry Fork Station Facilities Proj.) Series 2009 A, 5.75% 7/15/39	6,165	6,175
TOTAL MUNICIPAL BONDS
(Cost $6,614,360)		6,906,894

Municipal Notes - 3.1%
Illinois - 0.7%
Chicago Board of Ed.:
Participating VRDN Series Floaters XG 01 08, 2.08% 7/5/19 (a)(f)(g)	24,985	$24,985
TAN Series 2018 G, 2% 10/1/19	28,200	28,204

TOTAL ILLINOIS		53,189

New York - 0.5%
Genessee Valley Central School District BAN Series 2018, 4% 8/28/19	7,205	7,231
New York City Transitional Fin. Auth. Rev. Series 2019 C4, 1.97% 7/1/19 (Liquidity Facility Barclays Bank PLC), VRDN (a)	3,300	3,300
New York Metropolitan Trans. Auth. Rev. BAN:
Series 2018 B, 5% 5/15/20	7,470	7,702
Series 2018 C, 5% 9/1/21	14,000	15,047
Ravena Coeymans Selkirk Central School District BAN Series 2018, 4% 8/16/19	1,261	1,265

TOTAL NEW YORK		34,545

Texas - 1.8%
Texas Gen. Oblig. TRAN Series 2018, 4% 8/29/19	130,600	131,111
Wisconsin - 0.1%
Sun Prairie Area School District BAN Series 2019, 3% 12/31/19 (b)	6,300	6,315
TOTAL MUNICIPAL NOTES
(Cost $224,746)		225,160
	Shares	Value (000s)

Money Market Funds - 1.6%
Fidelity Municipal Cash Central Fund 2.00% (h)(i)
(Cost $113,624)	113,612,639	113,624
TOTAL INVESTMENT IN SECURITIES - 100.5%
(Cost $6,952,730)		7,245,678
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(36,391)
NET ASSETS - 100%		$7,209,287

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

TAN – TAX ANTICIPATION NOTE

TRAN – TAX AND REVENUE ANTICIPATION NOTE

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $61,208,000 or 0.8% of net assets.

 (e) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (f) Provides evidence of ownership in one or more underlying municipal bonds.

 (g) Coupon rates are determined by re-marketing agents based on current market conditions.

 (h) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

 (i) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Municipal Cash Central Fund	$1,504
Total	$1,504

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Municipal Securities	$7,132,054	$--	$7,132,054	$--
Money Market Funds	113,624	113,624	--	--
Total Investments in Securities:	$7,245,678	$113,624	$7,132,054	$--

Other Information

The distribution of municipal securities by revenue source, as a percentage of total Net Assets, is as follows (Unaudited):

General Obligations	36.4%
Health Care	17.5%
Transportation	15.4%
Electric Utilities	7.2%
Others* (Individually Less Than 5%)	23.5%
100.0%

* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		June 30, 2019 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $6,839,106)	$7,132,054
Fidelity Central Funds (cost $113,624)	113,624
Total Investment in Securities (cost $6,952,730)		$7,245,678
Cash		59
Receivable for investments sold		600
Receivable for fund shares sold		4,777
Interest receivable		86,087
Distributions receivable from Fidelity Central Funds		206
Other receivables		14
Total assets		7,337,421
Liabilities
Payable for investments purchased
Regular delivery	$18,472
Delayed delivery	97,671
Payable for fund shares redeemed	6,328
Distributions payable	3,469
Accrued management fee	1,422
Distribution and service plan fees payable	54
Other affiliated payables	667
Other payables and accrued expenses	51
Total liabilities		128,134
Net Assets		$7,209,287
Net Assets consist of:
Paid in capital		$6,917,139
Total distributable earnings (loss)		292,148
Net Assets		$7,209,287
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($97,364 ÷ 9,196 shares)(a)		$10.59
Maximum offering price per share (100/96.00 of $10.59)		$11.03
Class M:
Net Asset Value and redemption price per share ($18,771 ÷ 1,774 shares)(a)		$10.58
Maximum offering price per share (100/96.00 of $10.58)		$11.02
Class C:
Net Asset Value and offering price per share ($35,396 ÷ 3,342 shares)(a)		$10.59
Intermediate Municipal Income:
Net Asset Value, offering price and redemption price per share ($4,385,386 ÷ 414,469 shares)		$10.58
Class I:
Net Asset Value, offering price and redemption price per share ($1,169,686 ÷ 110,376 shares)		$10.60
Class Z:
Net Asset Value, offering price and redemption price per share ($1,502,684 ÷ 141,749 shares)		$10.60

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended June 30, 2019 (Unaudited)
Investment Income
Interest		$95,167
Income from Fidelity Central Funds		1,504
Total income		96,671
Expenses
Management fee	$8,232
Transfer agent fees	3,505
Distribution and service plan fees	335
Accounting fees and expenses	367
Custodian fees and expenses	23
Independent trustees' fees and expenses	12
Registration fees	154
Audit	44
Legal	4
Miscellaneous	24
Total expenses before reductions	12,700
Expense reductions	(31)
Total expenses after reductions		12,669
Net investment income (loss)		84,002
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	84
Total net realized gain (loss)		84
Change in net unrealized appreciation (depreciation) on investment securities		222,235
Net gain (loss)		222,319
Net increase (decrease) in net assets resulting from operations		$306,321

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended June 30, 2019 (Unaudited)	Year ended December 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$84,002	$162,282
Net realized gain (loss)	84	2,231
Change in net unrealized appreciation (depreciation)	222,235	(93,476)
Net increase (decrease) in net assets resulting from operations	306,321	71,037
Distributions to shareholders	(83,948)	(167,871)
Share transactions - net increase (decrease)	638,598	(66,114)
Total increase (decrease) in net assets	860,971	(162,948)
Net Assets
Beginning of period	6,348,316	6,511,264
End of period	$7,209,287	$6,348,316

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Intermediate Municipal Income Fund Class A

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$10.25	$10.40	$10.21	$10.51	$10.56	$10.18
Income from Investment Operations
Net investment income (loss)A	.112	.230	.238	.231	.234	.256
Net realized and unrealized gain (loss)	.340	(.142)	.192	(.262)	(.048)	.388
Total from investment operations	.452	.088	.430	(.031)	.186	.644
Distributions from net investment income	(.112)	(.229)	(.237)	(.231)	(.234)	(.257)
Distributions from net realized gain	–	(.009)	(.003)	(.038)	(.002)	(.007)
Total distributions	(.112)	(.238)	(.240)	(.269)	(.236)	(.264)
Redemption fees added to paid in capital	–	–	–	–A,B	–A,B	–A,B
Net asset value, end of period	$10.59	$10.25	$10.40	$10.21	$10.51	$10.56
Total ReturnC,D,E	4.43%	.88%	4.25%	(.34)%	1.79%	6.38%
Ratios to Average Net AssetsF,G
Expenses before reductions	.68%H	.68%	.69%	.68%	.69%	.67%
Expenses net of fee waivers, if any	.68%H	.68%	.69%	.68%	.69%	.67%
Expenses net of all reductions	.68%H	.68%	.69%	.67%	.69%	.67%
Net investment income (loss)	2.18%H	2.25%	2.29%	2.19%	2.24%	2.45%
Supplemental Data
Net assets, end of period (in millions)	$97	$87	$91	$134	$148	$115
Portfolio turnover rateI	13%H	19%J	26%	28%	14%	17%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Intermediate Municipal Income Fund Class M

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$10.24	$10.39	$10.21	$10.51	$10.55	$10.17
Income from Investment Operations
Net investment income (loss)A	.114	.233	.239	.235	.239	.260
Net realized and unrealized gain (loss)	.340	(.141)	.183	(.262)	(.039)	.388
Total from investment operations	.454	.092	.422	(.027)	.200	.648
Distributions from net investment income	(.114)	(.233)	(.239)	(.235)	(.238)	(.261)
Distributions from net realized gain	–	(.009)	(.003)	(.038)	(.002)	(.007)
Total distributions	(.114)	(.242)	(.242)	(.273)	(.240)	(.268)
Redemption fees added to paid in capital	–	–	–	–A,B	–A,B	–A,B
Net asset value, end of period	$10.58	$10.24	$10.39	$10.21	$10.51	$10.55
Total ReturnC,D,E	4.45%	.92%	4.17%	(.30)%	1.93%	6.43%
Ratios to Average Net AssetsF,G
Expenses before reductions	.65%H	.65%	.66%	.64%	.65%	.63%
Expenses net of fee waivers, if any	.65%H	.65%	.66%	.64%	.65%	.63%
Expenses net of all reductions	.65%H	.64%	.66%	.64%	.65%	.63%
Net investment income (loss)	2.21%H	2.28%	2.31%	2.22%	2.28%	2.48%
Supplemental Data
Net assets, end of period (in millions)	$19	$15	$18	$19	$19	$18
Portfolio turnover rateI	13%H	19%J	26%	28%	14%	17%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Intermediate Municipal Income Fund Class C

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$10.25	$10.40	$10.22	$10.52	$10.56	$10.18
Income from Investment Operations
Net investment income (loss)A	.074	.153	.160	.152	.156	.176
Net realized and unrealized gain (loss)	.340	(.141)	.183	(.262)	(.038)	.389
Total from investment operations	.414	.012	.343	(.110)	.118	.565
Distributions from net investment income	(.074)	(.153)	(.160)	(.152)	(.156)	(.178)
Distributions from net realized gain	–	(.009)	(.003)	(.038)	(.002)	(.007)
Total distributions	(.074)	(.162)	(.163)	(.190)	(.158)	(.185)
Redemption fees added to paid in capital	–	–	–	–A,B	–A,B	–A,B
Net asset value, end of period	$10.59	$10.25	$10.40	$10.22	$10.52	$10.56
Total ReturnC,D,E	4.05%	.13%	3.37%	(1.08)%	1.13%	5.58%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.44%H	1.43%	1.43%	1.42%	1.44%	1.43%
Expenses net of fee waivers, if any	1.44%H	1.43%	1.43%	1.42%	1.44%	1.43%
Expenses net of all reductions	1.43%H	1.43%	1.43%	1.42%	1.44%	1.43%
Net investment income (loss)	1.43%H	1.50%	1.54%	1.44%	1.49%	1.69%
Supplemental Data
Net assets, end of period (in millions)	$35	$45	$54	$61	$60	$61
Portfolio turnover rateI	13%H	19%J	26%	28%	14%	17%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Intermediate Municipal Income Fund

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$10.24	$10.39	$10.21	$10.51	$10.55	$10.17
Income from Investment Operations
Net investment income (loss)A	.129	.261	.270	.265	.269	.287
Net realized and unrealized gain (loss)	.340	(.141)	.183	(.262)	(.038)	.389
Total from investment operations	.469	.120	.453	.003	.231	.676
Distributions from net investment income	(.129)	(.261)	(.270)	(.265)	(.269)	(.289)
Distributions from net realized gain	–	(.009)	(.003)	(.038)	(.002)	(.007)
Total distributions	(.129)	(.270)	(.273)	(.303)	(.271)	(.296)
Redemption fees added to paid in capital	–	–	–	–A,B	–A,B	–A,B
Net asset value, end of period	$10.58	$10.24	$10.39	$10.21	$10.51	$10.55
Total ReturnC,D	4.60%	1.19%	4.48%	(.01)%	2.23%	6.71%
Ratios to Average Net AssetsE,F
Expenses before reductions	.36%G	.37%	.36%	.35%	.36%	.37%
Expenses net of fee waivers, if any	.36%G	.37%	.36%	.35%	.36%	.37%
Expenses net of all reductions	.36%G	.37%	.36%	.35%	.36%	.36%
Net investment income (loss)	2.50%G	2.56%	2.61%	2.51%	2.57%	2.75%
Supplemental Data
Net assets, end of period (in millions)	$4,385	$4,867	$5,372	$4,953	$4,746	$4,453
Portfolio turnover rateH	13%G	19%I	26%	28%	14%	17%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Intermediate Municipal Income Fund Class I

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$10.26	$10.41	$10.22	$10.52	$10.57	$10.19
Income from Investment Operations
Net investment income (loss)A	.125	.253	.263	.257	.261	.282
Net realized and unrealized gain (loss)	.340	(.140)	.193	(.261)	(.048)	.389
Total from investment operations	.465	.113	.456	(.004)	.213	.671
Distributions from net investment income	(.125)	(.254)	(.263)	(.258)	(.261)	(.284)
Distributions from net realized gain	–	(.009)	(.003)	(.038)	(.002)	(.007)
Total distributions	(.125)	(.263)	(.266)	(.296)	(.263)	(.291)
Redemption fees added to paid in capital	–	–	–	–A,B	–A,B	–A,B
Net asset value, end of period	$10.60	$10.26	$10.41	$10.22	$10.52	$10.57
Total ReturnC,D	4.56%	1.13%	4.50%	(.09)%	2.05%	6.65%
Ratios to Average Net AssetsE,F
Expenses before reductions	.44%G	.44%	.44%	.43%	.44%	.41%
Expenses net of fee waivers, if any	.44%G	.44%	.44%	.43%	.44%	.41%
Expenses net of all reductions	.44%G	.44%	.44%	.43%	.44%	.41%
Net investment income (loss)	2.42%G	2.49%	2.54%	2.43%	2.49%	2.70%
Supplemental Data
Net assets, end of period (in millions)	$1,170	$1,013	$976	$760	$663	$609
Portfolio turnover rateH	13%G	19%I	26%	28%	14%	17%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Intermediate Municipal Income Fund Class Z

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.26	$10.17
Income from Investment Operations
Net investment income (loss)B	.131	.070
Net realized and unrealized gain (loss)	.341	.086C
Total from investment operations	.472	.156
Distributions from net investment income	(.132)	(.065)
Distributions from net realized gain	–	(.001)
Total distributions	(.132)	(.066)
Net asset value, end of period	$10.60	$10.26
Total ReturnD,E	4.62%	1.54%
Ratios to Average Net AssetsF,G
Expenses before reductions	.31%H	.31%H
Expenses net of fee waivers, if any	.31%H	.31%H
Expenses net of all reductions	.31%H	.31%H
Net investment income (loss)	2.55%H	2.62%H
Supplemental Data
Net assets, end of period (in millions)	$1,503	$321
Portfolio turnover rateI	13%H	19%J

 A For the period October 2, 2018 (commencement of sale of shares) to December 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2019
(Amounts in thousands except percentages)

1. Organization.

Fidelity Intermediate Municipal Income Fund (the Fund) is a fund of Fidelity School Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Intermediate Municipal Income, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Effective March 1, 2019, Class C shares will automatically convert to Class A shares after a holding period of ten years from the initial date of purchase, with certain exceptions.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2019 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, deferred trustees compensation and losses deferred due to wash sales and excise tax regulations.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$293,702
Gross unrealized depreciation	(362)
Net unrealized appreciation (depreciation)	$293,340
Tax cost	$6,952,338

The Fund elected to defer to its next fiscal year approximately $1,495 of capital losses recognized during the period November 1, 2018 to December 31, 2018.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,262,213 and $400,739, respectively.

Prior Fiscal Year Unaffiliated Redemptions In-Kind. During the prior period, 18,537 shares of the Fund were redeemed in-kind for investments, including accrued interest, and cash with a value of $190,000. The Fund had a net realized gain of $2,651 on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. The Fund recognized no gain or loss for federal income tax purposes.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The fee is based on an annual asset based fee of .10% of the Fund's average net assets plus an income based fee of 5% of the Fund's gross income throughout the month. For the reporting period, the total annualized management fee rate was .24% of average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$115	$5
Class M	-%	.25%	21	–
Class C	.75%	.25%	199	10
			$335	$15

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$2
Class M	–(a)
Class C(b)	1
$3

 (a) In the amount of less than $500.

 (b) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$78.17
Class M	11.14
Class C	32.16
Intermediate Municipal Income	2,134.10
Class I	947.18
Class Z	303.05
	$3,505

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month. For the period, the fees were equivalent to an annualized rate of .01%.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $9 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $15.

In addition, during the period the investment adviser reimbursed and/or waived a portion of class-level operating expenses as follows:

Amount
Intermediate Municipal Income	$ 10
Class I	2
Class Z	3
$16

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2019	Year ended December 31, 2018(a)
Distributions to shareholders
Class A	$994	$1,965
Class M	180	383
Class C	282	773
Intermediate Municipal Income	54,269	134,917
Class I	12,944	28,725
Class Z	15,279	1,108
Total	$83,948	$167,871

 (a) Distributions for Class Z are for the period October 2, 2018 (commencement of sale of shares) to December 31, 2018.

9. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2019	Year ended December 31, 2018(a)	Six months ended June 30, 2019	Year ended December 31, 2018(a)
Class A
Shares sold	1,505	2,380	$15,677	$24,290
Reinvestment of distributions	89	176	925	1,800
Shares redeemed	(870)	(2,837)	(9,070)	(28,960)
Net increase (decrease)	724	(281)	$7,532	$(2,870)
Class M
Shares sold	381	154	$3,967	$1,568
Reinvestment of distributions	16	35	171	362
Shares redeemed	(106)	(485)	(1,096)	(4,947)
Net increase (decrease)	291	(296)	$3,042	$(3,017)
Class C
Shares sold	209	468	$2,177	$4,774
Reinvestment of distributions	24	67	250	688
Shares redeemed	(1,316)	(1,328)	(13,688)	(13,565)
Net increase (decrease)	(1,083)	(793)	$(11,261)	$(8,103)
Intermediate Municipal Income
Shares sold	45,924	188,152	$477,787	$1,919,955
Reinvestment of distributions	3,520	9,098	36,755	92,840
Shares redeemed	(110,175)	(238,894)(b)	(1,138,234)	(2,437,317)(b)
Net increase (decrease)	(60,731)	(41,644)	$(623,692)	$(424,522)
Class I
Shares sold	21,881	65,564	$228,177	$670,790
Reinvestment of distributions	1,125	2,612	11,776	26,680
Shares redeemed	(11,416)	(63,108)	(118,872)	(640,916)
Net increase (decrease)	11,590	5,068	$121,081	$56,554
Class Z
Shares sold	125,316	32,913	$1,296,671	$332,677
Reinvestment of distributions	1,316	107	13,783	1,093
Shares redeemed	(16,146)	(1,757)	(168,558)	(17,926)
Net increase (decrease)	110,486	31,263	$1,141,896	$315,844

 (a) Share transactions for Class Z are for the period October 2, 2018 (commencement of sale of shares) to December 31, 2018

 (b) Amount includes in-kind redemptions (see the Prior Fiscal Year Unaffiliated Redemptions In-Kind note for additional details).

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2019 to June 30, 2019).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees, and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2019	Ending Account Value June 30, 2019	Expenses Paid During Period-B January 1, 2019 to June 30, 2019
Class A	.68%
Actual		$1,000.00	$1,044.30	$3.45
Hypothetical-C		$1,000.00	$1,021.42	$3.41
Class M	.65%
Actual		$1,000.00	$1,044.50	$3.30
Hypothetical-C		$1,000.00	$1,021.57	$3.26
Class C	1.44%
Actual		$1,000.00	$1,040.50	$7.29
Hypothetical-C		$1,000.00	$1,017.65	$7.20
Intermediate Municipal Income	.36%
Actual		$1,000.00	$1,046.00	$1.83
Hypothetical-C		$1,000.00	$1,023.01	$1.81
Class I	.44%
Actual		$1,000.00	$1,045.60	$2.23
Hypothetical-C		$1,000.00	$1,022.61	$2.21
Class Z	.31%
Actual		$1,000.00	$1,046.20	$1.57
Hypothetical-C		$1,000.00	$1,023.26	$1.56

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

LIM-SANN-0819
1.706327.121

Fidelity® Series International Credit Fund Semi-Annual Report June 30, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of June 30, 2019
United States of America	19.4%
United Kingdom	14.6%
Netherlands	9.6%
Luxembourg	8.0%
Denmark	6.5%
Switzerland	6.3%
Italy	6.2%
Germany	5.9%
France	4.9%
Other	18.6%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, options and swaps, as applicable. Foreign currency contracts and other assets and liabilities are included within the United States of America, as applicable.

Quality Diversification (% of fund's net assets)

As of June 30, 2019
U.S. Government and U.S. Government Agency Obligations	2.5%
AA	1.7%
A	2.7%
BBB	60.5%
BB and Below	19.2%
Not Rated	6.2%
Equities	0.6%
Short-Term Investments and Net Other Assets	6.6%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of June 30, 2019*,**
Corporate Bonds	65.4%
U.S. Government and U.S. Government Agency Obligations	2.5%
Foreign Government and Government Agency Obligations	6.2%
Nonconvertible Preferred Stocks	0.6%
Preferred Securities	18.7%
Short-Term Investments and Net Other Assets (Liabilities)	6.6%

 * Futures and Swaps - 27.5%

 ** Foreign Currency Contracts - (77.7)%

Schedule of Investments June 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 65.4%
		Principal Amount(a)	Value
Argentina - 0.9%
YPF SA 8.5% 3/23/21 (Reg. S)		$950,000	$966,031
Bailiwick of Jersey - 0.9%
Heathrow Funding Ltd. 7.125% 2/14/24	GBP	650,000	999,362
Denmark - 6.3%
Danske Bank A/S:
1.375% 5/24/22 (Reg. S)	EUR	450,000	523,402
5% 1/12/22 (b)		1,000,000	1,045,744
5.375% 1/12/24 (Reg. S)		1,250,000	1,350,499
DONG Energy A/S 2.125% 5/17/27 (Reg. S)	GBP	500,000	653,493
Nykredit Realkredit A/S 4% 6/3/36 (Reg. S) (c)	EUR	2,312,000	2,772,317
Vestas Wind Systems A/S 2.75% 3/11/22 (Reg. S)	EUR	405,000	487,411

TOTAL DENMARK			6,832,866

Estonia - 0.3%
Luminor Bank A/S Estonia 1.375% 10/21/22 (Reg. S)	EUR	260,000	298,404
France - 3.8%
Casino Guichard Perrachon SA 5.244% 3/9/20 (c)	EUR	300,000	334,734
Iliad SA 0.625% 11/25/21 (Reg. S)	EUR	1,700,000	1,926,111
Lagardere S.C.A.:
1.625% 6/21/24 (Reg. S)	EUR	900,000	1,026,231
2.75% 4/13/23 (Reg. S)	EUR	700,000	836,127

TOTAL FRANCE			4,123,203

Germany - 5.5%
alstria office REIT-AG 1.5% 11/15/27 (Reg. S)	EUR	500,000	578,362
Bayer AG:
2.375% 4/2/75 (Reg. S) (c)	EUR	700,000	794,872
3% 7/1/75 (Reg S.) (c)	EUR	450,000	519,924
Deutsche Bank AG:
1.625% 2/12/21 (Reg. S)	EUR	2,800,000	3,208,881
5% 6/24/20	EUR	700,000	822,645

TOTAL GERMANY			5,924,684

Ireland - 1.3%
Allied Irish Banks PLC 4.125% 11/26/25 (Reg. S) (c)	EUR	1,005,000	1,196,716
Bank Ireland Group PLC 3.125% 9/19/27 (Reg. S) (c)	GBP	200,000	249,393

TOTAL IRELAND			1,446,109

Italy - 2.6%
Banca Monte dei Paschi di Siena SpA 5.375% 1/18/28 (c)	EUR	440,000	303,321
Telecom Italia SpA 4% 4/11/24 (Reg. S)	EUR	450,000	552,371
UniCredit SpA:
4.375% 1/3/27 (Reg. S) (c)	EUR	400,000	474,762
6.572% 1/14/22 (b)		1,350,000	1,434,718

TOTAL ITALY			2,765,172

Luxembourg - 5.5%
Alpha Trains Finance SA 2.064% 6/30/25	EUR	802,000	959,476
Blackstone Property Partners Europe LP:
1.4% 7/6/22 (Reg. S)	EUR	360,000	418,783
2% 2/15/24 (Reg. S)	EUR	400,000	476,940
2.2% 7/24/25 (Reg. S)	EUR	1,272,000	1,526,993
CPI Property Group SA 1.45% 4/14/22 (Reg. S)	EUR	1,540,000	1,774,118
Millicom International Cellular SA 6.625% 10/15/26 (b)		185,000	201,570
SELP Finance SARL 1.5% 12/20/26 (Reg. S)	EUR	520,000	601,281

TOTAL LUXEMBOURG			5,959,161

Mexico - 3.7%
CEMEX S.A.B. de CV 3.125% 3/19/26 (Reg. S)	EUR	550,000	639,948
Gruma S.A.B. de CV 4.875% 12/1/24 (Reg. S)		465,000	494,063
Petroleos Mexicanos:
2.5% 11/24/22 (Reg. S)	EUR	100,000	110,157
3.625% 11/24/25 (Reg. S)	EUR	390,000	423,236
3.75% 2/21/24 (Reg. S)	EUR	2,050,000	2,320,128

TOTAL MEXICO			3,987,532

Netherlands - 5.5%
ABN AMRO Bank NV 4.4% 3/27/28 (Reg. S) (c)		400,000	412,283
Demeter Investments BV:
5.625% 8/15/52 (Reg. S) (c)		250,000	267,188
5.75% 8/15/50 (Reg. S) (c)		550,000	592,625
Koninklijke Ahold Delhaize NV 0.25% 6/26/25 (Reg. S)	EUR	700,000	792,492
Mylan NV 2.25% 11/22/24 (Reg. S)	EUR	490,000	566,874
Petrobras Global Finance BV 8.75% 5/23/26		700,000	864,570
Samvardhana Motherson Automotive Systems Group BV 1.8% 7/6/24 (Reg. S)	EUR	790,000	821,845
Teva Pharmaceutical Finance Netherlands III BV:
0.375% 7/25/20 (Reg. S)	EUR	502,000	559,408
4.5% 3/1/25	EUR	350,000	381,058
WPC Eurobond BV 2.25% 4/9/26	EUR	560,000	678,709

TOTAL NETHERLANDS			5,937,052

Spain - 1.8%
CaixaBank SA 1.75% 10/24/23 (Reg. S)	EUR	1,200,000	1,423,740
Indra Sistemas SA 3% 4/19/24 (Reg. S)	EUR	400,000	466,120

TOTAL SPAIN			1,889,860

Sweden - 3.3%
Heimstaden Bostad AB 1.75% 12/7/21 (Reg. S)	EUR	1,560,000	1,828,430
Samhallsbyggnadsbolaget I Norden AB 1.75% 1/14/25 (Reg. S)	EUR	1,060,000	1,225,669
Vattenfall AB 0.5% 6/24/26 (Reg. S)	EUR	400,000	459,932

TOTAL SWEDEN			3,514,031

Switzerland - 6.3%
Credit Suisse Group AG:
5.75% 9/18/25 (Reg. S) (c)	EUR	800,000	967,672
6.5% 8/8/23 (Reg. S)		2,300,000	2,530,000
UBS AG 4.75% 2/12/26 (Reg. S) (c)	EUR	2,765,000	3,352,301

TOTAL SWITZERLAND			6,849,973

Turkey - 1.0%
Turkiye Garanti Bankasi A/S:
3.375% 7/8/19 (Reg. S)	EUR	486,000	551,249
6.25% 4/20/21 (Reg. S)		530,000	537,950

TOTAL TURKEY			1,089,199

United Kingdom - 6.2%
Barclays PLC:
2% 2/7/28 (Reg. S) (c)	EUR	500,000	558,093
2.625% 11/11/25 (Reg. S) (c)	EUR	900,000	1,036,457
3.932% 5/7/25 (c)		200,000	203,451
BAT International Finance PLC 1.25% 3/13/27 (Reg. S)	EUR	590,000	663,429
CYBG PLC 3.125% 6/22/25 (Reg. S) (c)	GBP	295,000	365,023
Imperial Tobacco Finance PLC:
1.125% 8/14/23 (Reg. S)	EUR	950,000	1,101,619
3.375% 2/26/26 (Reg. S)	EUR	400,000	514,090
8.125% 3/15/24	GBP	550,000	887,039
John Lewis PLC 6.125% 1/21/25	GBP	214,000	304,817
Nationwide Building Society 3.622% 4/26/23 (b)(c)		355,000	361,457
Travis Perkins PLC:
4.375% 9/15/21 (Reg. S)	GBP	150,000	196,588
4.5% 9/7/23 (Reg. S)	GBP	350,000	456,003

TOTAL UNITED KINGDOM			6,648,066

United States of America - 10.5%
Bayer U.S. Finance II LLC 4.25% 12/15/25 (b)		1,650,000	1,744,793
CEMEX Finance LLC 4.625% 6/15/24	EUR	1,210,000	1,444,779
Citigroup, Inc. 4.3% 11/20/26		192,000	203,818
Ford Motor Credit Co. LLC 1.514% 2/17/23	EUR	1,300,000	1,487,602
Goldman Sachs Group, Inc. 4.25% 10/21/25		1,013,000	1,074,204
International Flavors & Fragrances, Inc. 1.8% 9/25/26	EUR	900,000	1,090,590
Marsh & McLennan Companies, Inc. 1.349% 9/21/26	EUR	550,000	650,723
Morgan Stanley:
3.95% 4/23/27		362,000	378,479
4.35% 9/8/26		600,000	643,139
Reynolds American, Inc. 4.45% 6/12/25		2,057,000	2,180,063
Time Warner Cable, Inc. 4.5% 9/15/42		475,000	446,305

TOTAL UNITED STATES OF AMERICA			11,344,495

TOTAL NONCONVERTIBLE BONDS
(Cost $70,599,367)			70,575,200

U.S. Government and Government Agency Obligations - 2.5%
U.S. Treasury Obligations - 2.5%
U.S. Treasury Bonds:
2.5% 2/15/45 (d)		$64,000	$63,685
3% 5/15/47 (d)(e)		318,000	347,899
5% 5/15/37		50,000	70,441
U.S. Treasury Notes:
1.25% 10/31/21		100,000	98,852
2.125% 11/30/24 (f)		1,500,000	1,524,961
2.125% 5/15/25 (e)		375,000	381,123
2.625% 2/15/29		170,000	179,171
			2,666,132
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $2,541,750)			2,666,132

Foreign Government and Government Agency Obligations - 6.2%
Indonesia - 1.4%
Indonesian Republic 2.625% 6/14/23	EUR	$1,220,000	$1,496,509
Italy - 3.0%
Italian Republic 3.75% 5/1/21 (b)	EUR	2,700,000	3,266,692
United Kingdom - 1.8%
United Kingdom, Great Britain and Northern Ireland:
1.625% 10/22/28	GBP	100,000	135,937
1.75% 9/7/37 (e)	GBP	708,000	956,938
4.25% 12/7/49(d)(e)	GBP	407,000	870,202

TOTAL UNITED KINGDOM			1,963,077

TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $6,615,662)			6,726,278
		Shares	Value

Nonconvertible Preferred Stocks - 0.6%
United Kingdom - 0.6%
Nationwide Building Society 10.25%
(Cost $677,724)		3,254	623,478
		Principal Amount(a)	Value

Preferred Securities - 18.7%
Australia - 0.6%
QBE Insurance Group Ltd. 5.25% (Reg. S) (c)(g)		700,000	689,268
Canada - 0.7%
Bank of Nova Scotia 4.65% (c)(g)		800,000	773,499
Denmark - 0.2%
Danske Bank A/S 5.875% (Reg. S) (c)(g)	EUR	220,000	267,384
France - 1.1%
Credit Agricole Assurances SA 4.25% (Reg. S) (c)(g)	EUR	600,000	755,929
Danone SA 1.75% (Reg. S) (c)(g)	EUR	400,000	462,974

TOTAL FRANCE			1,218,903

Germany - 0.4%
Deutsche Bank AG 6% (Reg. S) (c)(g)	EUR	400,000	408,753
Ireland - 0.5%
Allied Irish Banks PLC 7.375% (Reg. S) (c)(g)	EUR	400,000	493,232
Italy - 0.6%
Assicurazioni Generali SpA 6.416% (c)(g)	GBP	500,000	681,097
Luxembourg - 2.5%
CPI Property Group SA 4.375% (Reg. S) (c)(g)	EUR	750,000	864,701
Grand City Properties SA 3.75% (c)(g)	EUR	1,500,000	1,825,507

TOTAL LUXEMBOURG			2,690,208

Netherlands - 4.1%
Deutsche Annington Finance BV 4% (Reg. S) (c)(g)	EUR	300,000	371,910
Stichting AK Rabobank Certificaten 6.5% (Reg. S) (g)	EUR	510,000	708,590
Volkswagen International Finance NV:
2.5%(Reg. S) (c)(g)	EUR	1,395,000	1,620,745
2.7%(Reg. S) (c)(g)	EUR	500,000	584,598
3.75% (c)(g)	EUR	950,000	1,134,615

TOTAL NETHERLANDS			4,420,458

Spain - 1.5%
Banco Bilbao Vizcaya Argentaria SA:
5.875% (Reg. S) (c)(g)	EUR	600,000	706,117
6.75% (Reg. S) (c)(g)	EUR	800,000	942,015

TOTAL SPAIN			1,648,132

Sweden - 0.7%
Samhallsbyggnadsbolaget I Norden AB 4.625% (Reg. S) (c)(g)	EUR	600,000	699,905
United Kingdom - 5.8%
Aviva PLC:
5.9021% (c)(g)	GBP	350,000	482,182
6.125% (c)(g)	GBP	1,740,000	2,488,462
Barclays Bank PLC 7.625% 11/21/22		920,000	1,012,345
Barclays PLC 7.125% (c)(g)	GBP	400,000	531,989
CYBG PLC 9.25% (Reg. S) (c)(g)	GBP	300,000	400,731
HSBC Holdings PLC 5.25% (c)(g)	EUR	505,000	627,576
Pennon Group PLC 2.875% (Reg. S) (c)(g)	GBP	550,000	702,988

TOTAL UNITED KINGDOM			6,246,273

TOTAL PREFERRED SECURITIES
(Cost $20,480,577)			20,237,112
		Shares	Value

Money Market Funds - 1.0%
Fidelity Cash Central Fund 2.42% (h)
(Cost $1,087,913)		1,087,706	1,087,924

Purchased Swaptions - 0.1%(i)
	Expiration Date	Notional Amount	Value
Put Options - 0.1%
Option with an exercise rate of 2.75% on a credit default swap with Citibank, N.A. to buy protection on the 5-Year iTraxx Europe Crossover Series 31 Index expiring June 2024, paying 5% quarterly.	8/21/19	EUR 8,100,000	$44,529
Option with an exercise rate of 3.00% on a credit default swap with Goldman Sachs Bank USA to buy protection on the 5-Year iTraxx Europe Crossover Series 31 Index expiring June 2024, paying 5% quarterly.	7/17/19	EUR 18,700,000	13,205

TOTAL PUT OPTIONS			57,734

TOTAL PURCHASED SWAPTIONS
(Cost $271,387)			57,734
TOTAL INVESTMENT IN SECURITIES - 94.5%
(Cost $102,274,380)			101,973,858
NET OTHER ASSETS (LIABILITIES) - 5.5%			5,992,092
NET ASSETS - 100%			$107,965,950

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Bond Index Contracts
ASX 10 Year Treasury Bond Index Contracts (Australia)	8	Sept. 2019	$806,797	$9,161	$9,161
Eurex Euro-Bund Contracts (Germany)	2	Sept. 2019	392,845	(206)	(206)
ICE Long Gilt Contracts (United Kingdom)	6	Sept. 2019	992,847	9,404	9,404
TME 10 Year Canadian Note Contracts (Canada)	33	Sept. 2019	3,601,764	26,403	26,403
TOTAL BOND INDEX CONTRACTS					44,762
Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	3	Sept. 2019	383,906	89	89
CBOT 2-Year U.S. Treasury Note Contracts (United States)	20	Sept. 2019	4,303,594	23,555	23,555
CBOT 5-Year U.S. Treasury Note Contracts (United States)	48	Sept. 2019	5,671,500	69,279	69,279
CBOT Long Term U.S. Treasury Bond Contracts (United States)	12	Sept. 2019	1,867,125	50,130	50,130
CBOT Ultra 10-Year U.S. Treasury Note Contracts (United States)	36	Sept. 2019	4,972,500	102,437	102,437
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	16	Sept. 2019	2,841,000	83,824	83,824
TOTAL TREASURY CONTRACTS					329,314

TOTAL PURCHASED					374,076

Sold
Bond Index Contracts
Eurex Euro-Bobl Contracts (Germany)	8	Sept. 2019	1,222,974	(2,099)	(2,099)
TOTAL FUTURES CONTRACTS					$371,977

The notional amount of futures purchased as a percentage of Net Assets is 23.9%

The notional amount of futures sold as a percentage of Net Assets is 1.1%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $32,899,983.

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/(Depreciation)
CAD	74,000	USD	55,607	Citibank, N.A.	8/27/19	$965
EUR	93,000	USD	105,217	Bank Of America, N.A.	8/27/19	1,025
EUR	62,000	USD	70,040	Goldman Sachs Bank USA	8/27/19	788
EUR	71,000	USD	81,218	Goldman Sachs Bank USA	8/27/19	(108)
EUR	73,000	USD	83,058	JPMorgan Chase Bank, N.A.	8/27/19	336
EUR	110,000	USD	125,881	JPMorgan Chase Bank, N.A.	8/27/19	(218)
USD	60,985	CAD	82,000	Bank Of America, N.A.	8/27/19	(1,703)
USD	114,761	EUR	101,000	BNP Paribas SA	8/27/19	(621)
USD	261,684	EUR	230,000	BNP Paribas SA	8/27/19	(1,066)
USD	685,877	EUR	600,000	Bank Of America, N.A.	8/27/19	443
USD	60,474	EUR	53,000	Goldman Sachs Bank USA	8/27/19	(73)
USD	124,037	EUR	110,000	Goldman Sachs Bank USA	8/27/19	(1,626)
USD	104,973	EUR	93,000	JPMorgan Chase Bank, N.A.	8/27/19	(1,269)
USD	65,204	EUR	57,000	JPMorgan Chase Bank, N.A.	8/27/19	87
USD	36,571,276	EUR	32,272,000	State Street Bank and Trust Co	8/27/19	(295,945)
USD	2,242,058	EUR	1,999,000	State Street Bank and Trust Co	8/27/19	(41,580)
USD	11,732,813	GBP	9,012,000	Goldman Sachs Bank USA	8/27/19	257,182
USD	86,234	GBP	68,000	Goldman Sachs Bank USA	8/27/19	(355)
USD	507,505	GBP	398,000	Goldman Sachs Bank USA	8/27/19	703
USD	63,659	GBP	50,000	Goldman Sachs Bank USA	8/27/19	(10)
USD	106,993	GBP	84,000	State Street Bank and Trust Co	8/27/19	30
USD	31,292,000	EUR	27,612,351	JPMorgan Chase Bank, N.A.	8/30/19	(259,634)
TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						$(342,649)
					Unrealized Appreciation	261,559
					Unrealized Depreciation	(604,208)

For the period, the average contract value for forward foreign currency contracts was $83,029,805. Contract value represents contract amount in United States dollars plus or minus unrealized appreciation or depreciation, respectively

Swaps

Underlying Reference	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/(Paid)	Payment Frequency	Notional Amount	Value	Upfront Premium Received/(Paid)	Unrealized Appreciation/(Depreciation)
Credit Default Swaps
Buy Protection
Accor SA	Jun. 2022	Citibank, N.A.	(1%)	Quarterly	EUR 1,250,000	$(27,766)	$16,572	$(11,194)
Gas Natural Capital Markets SA	Jun. 2022	BNP Paribas SA	(1%)	Quarterly	EUR 1,250,000	(34,197)	21,528	(12,669)

TOTAL CREDIT DEFAULT SWAPS						$(61,963)	$38,100	$(23,863)

Swaps

Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount	Value	Upfront Premium Received/(Paid)(2)	Unrealized Appreciation/(Depreciation)
Interest Rate Swaps
0.75%	Annual	6-month EURIBOR(3)	Semi - annual	LCH	Dec. 2029	EUR 1,970,000	$61,813	$0	$61,813
1.25%	Annual	6-month EURIBOR(3)	Semi - annual	LCH	Dec. 2034	EUR 3,850,000	151,859	0	151,859
1.25%	Semi - annual	6-month EURIBOR(3)	Semi - annual	LCH	Dec. 2039	EUR 540,000	18,108	0	18,108

TOTAL INTEREST RATE SWAPS							$231,780	$0	$231,780

 (1) Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

 (2) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

 (3) Represents floating rate.

Currency Abbreviations

CAD – Canadian dollar

EUR – European Monetary Unit

GBP – British pound

USD – U.S. dollar

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Amount is stated in United States dollars unless otherwise noted.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $8,054,974 or 7.5% of net assets.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $302,251.

 (e) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $366,288.

 (f) Security or a portion of the security has been segregated as collateral for open forward foreign currency contracts. At period end, the value of securities pledged amounted to $365,012.

 (g) Security is perpetual in nature with no stated maturity date.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (i) For the period, the average monthly notional amount for purchased swaptions was $20,879,141.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$15,451
Total	$15,451

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Financials	$623,478	$--	$623,478	$--
Corporate Bonds	70,575,200	--	70,575,200	--
U.S. Government and Government Agency Obligations	2,666,132	--	2,666,132	--
Foreign Government and Government Agency Obligations	6,726,278	--	6,726,278	--
Preferred Securities	20,237,112	--	20,237,112	--
Money Market Funds	1,087,924	1,087,924	--	--
Purchased Swaptions	57,734	--	57,734	--
Total Investments in Securities:	$101,973,858	$1,087,924	$100,885,934	$--
Derivative Instruments:
Assets
Futures Contracts	$374,282	$374,282	$--	$--
Forward Foreign Currency Contracts	261,559	--	261,559	--
Swaps	231,780	--	231,780	--
Total Assets	$867,621	$374,282	$493,339	$--
Liabilities
Futures Contracts	$(2,305)	$(2,305)	$--	$--
Forward Foreign Currency Contracts	(604,208)	--	(604,208)	--
Swaps	(61,963)	--	(61,963)	--
Total Liabilities	$(668,476)	$(2,305)	$(666,171)	$--
Total Derivative Instruments:	$199,145	$371,977	$(172,832)	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2019. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Purchased Swaptions(a)	$57,734	$0
Swaps(b)	0	(61,963)
Total Credit Risk	57,734	(61,963)
Foreign Exchange Risk
Forward Foreign Currency Contracts(c)	261,559	(604,208)
Total Foreign Exchange Risk	261,559	(604,208)
Interest Rate Risk
Futures Contracts(d)	374,282	(2,305)
Swaps(e)	231,780	0
Total Interest Rate Risk	606,062	(2,305)
Total Value of Derivatives	$925,355	$(668,476)

 (a) Gross value is included in the Statement of Assets and Liabilities in the investments, at value line-item.

 (b) For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.

 (c) Gross value is presented in the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on forward foreign currency contracts line-items.

 (d) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in distributable earnings.

 (e) For centrally cleared over-the-counter (OTC) swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared OTC swaps is included in receivable or payable for daily variation margin on centrally cleared OTC swaps, and the net cumulative appreciation (depreciation) for centrally cleared OTC swaps is included in distributable earnings.

The following table is a summary of the Fund's derivatives inclusive of potential netting arrangements.

Counterparty	Value of Derivative Assets	Value of Derivative Liabilities	Collateral Received(a)	Collateral Pledged(a)	Net(b)
Goldman Sachs Bank USA	$271,878	$(2,172)	$--	$--	$269,706
Centrally Cleared OTC Swaps	231,780	--	--	--	231,780
Citibank, N.A.	45,494	(27,766)	--	--	17,728
Bank Of America, N.A.	1,468	(1,703)	--	--	(235)
JPMorgan Chase Bank, N.A.	423	(261,121)	--	--	(260,698)
State Street Bank and Trust Co	30	(337,525)	--	337,495	--
BNP Paribas SA	--	(35,884)	--	--	(35,884)
Exchange Traded Futures	374,282	(2,305)	--	--	371,977
Total	$925,355	$(668,476)

 (a) Reflects collateral received from or pledged to an individual counterparty, excluding any excess or initial collateral amounts.

 (b) Net represents the receivable / (payable) that would be due from / (to) the counterparty in an event of default. Netting may be allowed across transactions traded under the same legal agreement with the same legal entity. Please refer to Derivative Instruments - Risk Exposures and the Use of Derivative Instruments section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		June 30, 2019 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $101,186,467)	$100,885,934
Fidelity Central Funds (cost $1,087,913)	1,087,924
Total Investment in Securities (cost $102,274,380)		$101,973,858
Foreign currency held at value (cost $4,772,828)		4,824,481
Receivable for investments sold		621,303
Unrealized appreciation on forward foreign currency contracts		261,559
Receivable for fund shares sold		430
Dividends receivable		63,349
Interest receivable		879,183
Distributions receivable from Fidelity Central Funds		2,458
Receivable for daily variation margin on futures contracts		7,681
Receivable for daily variation margin on centrally cleared OTC swaps		2,013
Other receivables		522
Total assets		108,636,837
Liabilities
Unrealized depreciation on forward foreign currency contracts	$604,208
Bi-lateral OTC swaps, at value	61,963
Other payables and accrued expenses	4,716
Total liabilities		670,887
Net Assets		$107,965,950
Net Assets consist of:
Paid in capital		$105,085,888
Total distributable earnings (loss)		2,880,062
Net Assets, for 10,592,574 shares outstanding		$107,965,950
Net Asset Value, offering price and redemption price per share ($107,965,950 ÷ 10,592,574 shares)		$10.19

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2019 (Unaudited)
Investment Income
Dividends		$424,416
Interest		986,440
Income from Fidelity Central Funds		15,451
Income before foreign taxes withheld		1,426,307
Less foreign taxes withheld		(8,729)
Total income		1,417,578
Expenses
Custodian fees and expenses	$4,759
Independent trustees' fees and expenses	187
Commitment fees	143
Total expenses		5,089
Net investment income (loss)		1,412,489
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(1,183,400)
Fidelity Central Funds	16
Forward foreign currency contracts	1,623,138
Foreign currency transactions	(76,571)
Futures contracts	1,031,499
Swaps	421,329
Total net realized gain (loss)		1,816,011
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	5,684,765
Fidelity Central Funds	(16)
Forward foreign currency contracts	41,413
Assets and liabilities in foreign currencies	56,394
Futures contracts	(134,026)
Swaps	185,855
Total change in net unrealized appreciation (depreciation)		5,834,385
Net gain (loss)		7,650,396
Net increase (decrease) in net assets resulting from operations		$9,062,885

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2019 (Unaudited)	Year ended December 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,412,489	$2,748,205
Net realized gain (loss)	1,816,011	2,477,522
Change in net unrealized appreciation (depreciation)	5,834,385	(6,326,804)
Net increase (decrease) in net assets resulting from operations	9,062,885	(1,101,077)
Distributions to shareholders	(1,725,570)	(4,035,459)
Share transactions
Proceeds from sales of shares	430	13,406
Reinvestment of distributions	1,725,570	4,035,460
Cost of shares redeemed	(1,190)	(1,973,125)
Net increase (decrease) in net assets resulting from share transactions	1,724,810	2,075,741
Total increase (decrease) in net assets	9,062,125	(3,060,795)
Net Assets
Beginning of period	98,903,825	101,964,620
End of period	$107,965,950	$98,903,825
Other Information
Shares
Sold	42	1,365
Issued in reinvestment of distributions	177,551	419,668
Redeemed	(121)	(200,726)
Net increase (decrease)	177,472	220,307

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Series International Credit Fund

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2019	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$9.50	$10.00	$10.00
Income from Investment Operations
Net investment income (loss)B	.134	.269	.100
Net realized and unrealized gain (loss)	.721	(.373)	.090
Total from investment operations	.855	(.104)	.190
Distributions from net investment income	(.067)	(.257)	(.103)
Distributions from net realized gain	(.098)	(.139)	(.021)
Tax return of capital	–	–	(.066)
Total distributions	(.165)	(.396)	(.190)
Net asset value, end of period	$10.19	$9.50	$10.00
Total ReturnC,D	9.09%	(1.04)%	1.91%
Ratios to Average Net AssetsE,F
Expenses before reductions	.01%G	.01%	.01%G
Expenses net of fee waivers, if any	.01%G	.01%	.01%G
Expenses net of all reductions	.01%G	.01%	.01%G
Net investment income (loss)	2.75%G	2.74%	2.27%G
Supplemental Data
Net assets, end of period (000 omitted)	$107,966	$98,904	$101,965
Portfolio turnover rateH	104%G	94%	40%I

 A For the period July 25, 2017 (commencement of operations) to December 31, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2019

1. Organization.

Fidelity Series International Credit Fund (the Fund) is a fund of Fidelity School Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only available for purchase by mutual for which Fidelity Management & Research Company (FMR) or an affiliate serves as an investment manager. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

The U.S. dollar value of foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using vendor or broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2019 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swaps, foreign currency transactions, market discount, capital loss carryforwards and losses deferred due to wash sales, futures contracts and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$2,672,603
Gross unrealized depreciation	(2,661,335)
Net unrealized appreciation (depreciation)	$11,268
Tax cost	$102,199,835

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(434,666)
Long-term	(472,941)
Total no expiration	$(907,607)

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts, forward foreign currency contracts, options and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as forward foreign currency contracts, options and bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse. A summary of the Fund's derivatives inclusive of potential netting arrangements is presented at the end of the Schedule of Investments.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Purchased Options	$(202,486)	$(217,177)
Swaps	(49,728)	26,349
Total Credit Risk	(252,214)	(190,828)
Foreign Exchange Risk
Forward Foreign Currency Contracts	1,623,138	41,413
Interest Rate Risk
Futures Contracts	1,031,499	(134,026)
Swaps	471,057	159,506
Total Interest Rate Risk	1,502,556	25,480
Totals	$2,873,480	$(123,935)

A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Forward Foreign Currency Contracts. Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. The Fund used forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Forward foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. When the contract is closed, the Fund realizes a gain or loss equal to the difference between the closing value and the value at the time it was opened. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on forward foreign currency contracts during the period is presented in the Statement of Operations.

Any open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. The Fund uses OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to potential credit events.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin on centrally cleared OTC swaps in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

For both bi-lateral and centrally cleared OTC swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $49,488,873 and $47,727,802, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $143 and is reflected in Commitment fees on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

9. Risks of Investing in European Countries.

The recent global financial crisis has created uncertainty surrounding the sovereign debt of many European countries. If there is a default or debt restructuring by any European country, or if one or more countries leave the European Monetary Union or the European Monetary Union dissolves, there may be wide-ranging effects on global markets. Such events could significantly affect the value or liquidity of the Fund's investments in the region or with exposure to the region.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2019 to June 30, 2019).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2019	Ending Account Value June 30, 2019	Expenses Paid During Period-B January 1, 2019 to June 30, 2019
Actual	.01%	$1,000.00	$1,090.90	$.05
Hypothetical-C		$1,000.00	$1,024.74	$.05

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

SUN-SANN-0819
1.9882622.101

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity School Street Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity School Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity School Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	August 26, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	August 26, 2019

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	August 26, 2019